Neuberger Berman Equity Funds

CLASS A, CLASS C AND INSTITUTIONAL CLASS

Neuberger Berman Emerging Markets Equity Fund	Neuberger Berman Multi-Cap Opportunities Fund
Class A — NEMAX	Class A — NMUAX
Class C — NEMCX	Class C — NMUCX
Institutional Class — NEMIX	Institutional Class — NMULX

Neuberger Berman Equity Income Fund	Neuberger Berman Partners Fund
Class A — NBHAX	Class A — NPNAX
Class C — NBHCX	Class C — NPNCX
Institutional Class — NBHIX	Institutional Class — NBPIX

Neuberger Berman Focus Fund	Neuberger Berman Real Estate Fund
Class A — NFAAX	Class A — NREAX
Class C — NFACX	Class C — NRECX
Institutional Class — NFALX	Institutional Class — NBRIX

Neuberger Berman Guardian Fund	Neuberger Berman Regency Fund
Class A — NGDAX	Class A — NBRAX
Class C — NGDCX	Class C — NBRCX
Institutional Class — NGDLX	Institutional Class — NBRTX

Neuberger Berman International Large Cap Fund	Neuberger Berman Select Equities Fund
Class A — NBNAX	Class A — NBEAX
Class C — NBNCX	Class C — NBECX
Institutional Class — NILIX	Institutional Class — NBEIX

Neuberger Berman Intrinsic Value Fund	Neuberger Berman Small Cap Growth Fund
Class A — NINAX	Class A — NSNAX
Class C — NINCX	Class C — NSNCX
Institutional Class — NINLX	Institutional Class — NBSMX

Neuberger Berman Large Cap Disciplined Growth Fund	Neuberger Berman Socially Responsive Fund
Class A — NLDAX	Class A — NRAAX
Class C — NLDCX	Class C — NRACX
Institutional Class — NLDLX	Institutional Class — NBSLX

Neuberger Berman Mid Cap Growth Fund
Class A — NMGAX
Class C — NMGCX
Institutional Class — NBMLX

Prospectus December 17, 2010
(as amended June 1, 2011 for Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Large Cap Fund and Neuberger Berman Real Estate Fund)
(as amended July 27, 2011 for Neuberger Berman Focus Fund)

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Contents
Neuberger Berman Equity Funds
Fund Summaries
Neuberger Berman Emerging Markets Equity Fund	2
Neuberger Berman Equity Income Fund	8
Neuberger Berman Focus Fund	14
Neuberger Berman Guardian Fund	20
Neuberger Berman International Large Cap Fund	26
Neuberger Berman Intrinsic Value Fund	31
Neuberger Berman Large Cap Disciplined Growth Fund	37
Neuberger Berman Mid Cap Growth Fund	43
Neuberger Berman Multi-Cap Opportunities Fund	49
Neuberger Berman Partners Fund	55
Neuberger Berman Real Estate Fund	61
Neuberger Berman Regency Fund	68
Neuberger Berman Select Equities Fund	74
Neuberger Berman Small Cap Growth Fund	79
Neuberger Berman Socially Responsive Fund	85
Descriptions of Certain Practices and Security Types	91
Additional Information about Principal Investment Risks	91
Information about Additional Risks	96
Descriptions of Indices	96
Management of the Funds	97
Financial Highlights	102

Your Investment
Choosing a Share Class	147
Maintaining Your Account	148
Share Prices	153
Privileges and Services	154
Sales Charges	154
Sales Charge Reductions and Waivers	156
Distributions and Taxes	157
Direct Investors	159
Buying Shares – Direct Investors	161
Selling Shares – Direct Investors	162
Market Timing Policy	163
Portfolio Holdings Policy	164
Fund Structure	164

Fund Summaries
Neuberger Berman Emerging Markets Equity Fund
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX)

GOAL

The Fund seeks long-term growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” in the Fund’s SAI.

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of original purchase price)1	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.26	1.26	1.15
Distribution (12b-1) fees	0.25	1.00	None
Other expenses	5.21	4.80	5.50
Total annual operating expenses	6.72	7.06	6.65
Fee waiver and/or expense reimbursement	5.20	4.79	5.38
Total annual operating expenses after fee waiver and/or expense reimbursement 2	1.52	2.27	1.27

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$721	$1,028	$2,407	$5,654
Class C (assuming redemption)	$330	$709	$2,209	$5,695
Class C (assuming no redemption)	$230	$709	$2,209	$5,695
Institutional Class	$129	$403	$1,863	$5,307

1
If you are selling all of your shares of the Fund, the contingent deferred sales charge (CDSC) is based on the original purchase price or the current market value of the shares being sold, whichever is less. For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

2
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of each class are limited to 1.50%, 2.25% and 1.25% of average net assets, respectively. Each of these undertakings lasts until 8/31/2014. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed

2 Emerging Markets Equity Fund

1.50%, 2.25% and 1.25% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries. These include securities of companies (1) that are traded principally on a stock exchange or over-the-counter in emerging market countries, (2) that are organized under the laws of and have a principal office in emerging market countries, or (3) that derive 50% or more of their total revenues from, and/or have 50% or more of their total assets in, goods produced, sales made, profits generated or services performed in emerging market countries. The Fund considers emerging market countries to be countries included in the MSCI Emerging Markets Index.

The Portfolio Manager uses a bottom-up, research-driven securities selection approach focusing on high return businesses while factoring economic, legislative and business developments to identify countries and sectors that he believes may be particularly attractive. The Portfolio Manager believes that in-depth, strategic and financial research is the key to identifying undervalued companies and seeks to identify companies with the following characteristics: stock prices undervalued relative to long-term cash flow growth potential; industry leadership; potential for significant improvement in the company’s business; strong financial characteristics; strong corporate governance practices; and management track record.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain diversified across countries and geographical regions.

The Fund may invest in companies of any market capitalization. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. The Fund may invest a significant portion of its assets in exchange traded funds (“ETFs”). The Fund may also invest in foreign real estate companies and in structured notes.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

3 Emerging Markets Equity Fund

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

ETF Risk. ETFs are subject to tracking error and may be unable to sell poorly performing stocks that are included in their index. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

Other Investment Company Risk. Through its investment in exchange traded funds and other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

4 Emerging Markets Equity Fund

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

5 Emerging Markets Equity Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the last calendar year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
85.78
Best quarter: Q2 ’09, 35.52% Worst quarter: Q1 ’09, 5.46% Year-to-date performance as of 9/30/2010: 11.42%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	Since Inception (10/8/2008)
Emerging Markets Equity Fund
Institutional Class Return Before Taxes	85.78	54.94
Institutional Class Return After Taxes on Distributions	82.29	51.39
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	56.40	44.99
Class A Return Before Taxes	74.92	47.49
Class C Return Before Taxes	83.00	53.47
MSCI Emerging Markets Index (reflects no deduction for fees or expenses)	79.02	42.51
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

* Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

6 Emerging Markets Equity Fund

PORTFOLIO MANAGER

The Fund is managed by Conrad Saldanha, CFA (Managing Director of NBM and NB LLC). Mr. Saldanha has managed the Fund’s assets since its inception in 2008.

BUYING AND SELLING SHARES

Shares of the Fund generally are available only through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For Institutional Class eligibility requirements see “Maintaining Your Account” in the prospectus.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions (Class A and Class C) Call 800-366-6264 for instructions (Institutional Class)

The minimum initial investment in Class A or Class C shares is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The minimum initial investment in Institutional Class shares is $1 million. This minimum may be waived in certain cases.

The price you pay for each Class A share is its offering price, which is its net asset value per share plus any applicable sales charge. The price you pay for each Class C share or Institutional Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

Unless a CDSC is applied, the Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable CDSC.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary, such as a bank, brokerage firm, workplace retirement program, or financial adviser (who may be affiliated with Neuberger Berman), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

7 Emerging Markets Equity Fund

Neuberger Berman Equity Income Fund
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX)

GOAL

The Fund seeks total return emphasizing both current income and capital appreciation.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” in the Fund’s SAI.

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of original purchase price)1	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.81	0.81	0.70
Distribution (12b-1) fees	0.25	1.00	None
Other expenses	0.31	0.32	0.32
Total annual operating expenses	1.37	2.13	1.02
Fee waiver and/or expense reimbursement	0.20	0.21	0.21
Total annual operating expenses after fee waiver and/or expense reimbursement2	1.17	1.92	0.81

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$687	$925	$1,225	$2,075
Class C (assuming redemption)	$295	$603	$1,083	$2,409
Class C (assuming no redemption)	$195	$603	$1,083	$2,409
Institutional Class	$83	$259	$499	$1,187

1
If you are selling all of your shares of the Fund, the contingent deferred sales charge (CDSC) is based on the original purchase price or the current market value of the shares being sold, whichever is less. For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

2
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of each class are limited to 1.16%, 1.91% and 0.80% of average net assets, respectively. Each of these undertakings lasts until 8/31/2014. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.16%, 1.91% and 0.80% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

8 Equity Income Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests mainly in income-oriented equity securities that pay dividends, which may include real estate investment trusts (“REITs”), convertible securities (including convertible preferred stock, which receives preference in the payment of dividends) and common stocks. The Fund seeks to generate a current yield that is greater than the average current yield for stocks in the Standard & Poor’s 500 Composite Stock Index. By selecting these types of equity securities, the Fund seeks to dampen the market volatility associated with investing in equity securities.

The Fund typically employs a “value” approach in selecting investments. The Portfolio Managers use a bottom-up, research-driven approach to identify companies that they believe have the ability to sustain and potentially to grow their free cash flow and are trading at a discount to their net present values. The approach involves examining companies for the presence of potential catalysts that will lead to the creation of value, such as regulatory changes, competitive shifts, reaccelerating earnings, and corporate/management restructuring. The Portfolio Managers also utilize quantitative measures of value, including price-to-earnings ratios, price-to-book ratios and discounted free cash flows, among others.

The Fund may emphasize the real estate and utilities sectors of the market at any given time and may invest up to 40% of its total assets in each of these sectors.

The Fund may also use options, including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts on individual stocks, to attempt to enhance income.

The Fund may invest in companies of any market capitalization. Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, when other opportunities appear more attractive or when the stock grows too large relative to the rest of the portfolio.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstance will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

9 Equity Income Fund

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.

Interest Rate Risk. The value of certain investments, including dividend-paying common stocks such as REIT common shares, can decline when interest rates rise.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

If the Fund emphasizes the real estate sector, the utilities sector, or both sectors, your investment in the Fund will be linked to the performance of one or both sectors and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

Convertible Securities. The value of a convertible security increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks (and its price may be as volatile as that of the underlying stock) when the underlying stock’s price is high relative to the conversion price and is subject to the risks of debt securities (and is particularly sensitive to changes in interest rates) when the underlying stock’s price is low relative to the conversion price. Many convertible securities have credit ratings that are below investment grade. Lower-rated debt securities involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. In addition, because companies that issue convertible securities are often small- or mid-cap companies, to the extent the Fund invests in convertible securities, it will be subject to the risks of investing in these companies.

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to risks of investing in small- to mid-cap stocks.

Utility Companies Risk. Utility companies are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, environmental protection or energy conservation policies and practices, the level and demand for services, and the cost and delay of technological developments. In addition, securities of utility companies are volatile and may underperform in a sluggish economy.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If the Fund’s Portfolio Managers apply a strategy at an inappropriate time or judge market conditions or trends incorrectly, options may lower the Fund’s return. There can be no guarantee that the use of options will

10 Equity Income Fund

increase the Fund’s return or income. Government legislation or regulation could affect the use of derivatives and could limit a fund’s ability to pursue its investment strategies.

Writing (selling) a call option obligates the Fund to sell the underlying security to a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a call option. A call option is “covered” if the Fund simultaneously holds an equivalent position in the security underlying the option. When the Fund writes a covered call option, it assumes the risk that it must sell the underlying security at a price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price.

Writing (selling) a put option obligates the Fund to acquire the underlying security from a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a put option. When the Fund writes a put option, it assumes the risk that it must purchase the underlying security at a price that may be higher than the market price of the security.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

11 Equity Income Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
							5.83	-22.24	28.42
Best quarter: Q2 ’09, 13.43% Worst quarter: Q4 ’08, -19.57% Year-to-date performance as of 9/30/2010: 10.97%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	Since Inception (11/2/2006)
Equity Income Fund
Institutional Class Return Before Taxes	28.42	2.85
Institutional Class Return After Taxes on Distributions	27.21	1.87
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	18.73	2.04
Class A Return Before Taxes	20.75	0.72
Class C Return Before Taxes	26.25	2.29
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	-4.13
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
For each class, the performance prior to 6/9/2008 is that of the Fund’s Trust Class. On 6/9/2008, Trust Class shares of the Fund converted into Institutional Class shares of the Fund. Because Trust Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

12 Equity Income Fund

PORTFOLIO MANAGERS

The Fund is managed by Richard Levine (Managing Director of NBM and NB LLC), Anthony Gleason, CFA (Managing Director of NBM and NB LLC) and Alexandra Pomeroy (Managing Director of NBM and NB LLC). They have managed the Fund since its inception in 2006.

BUYING AND SELLING SHARES

Shares of the Fund generally are available only through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For Institutional Class eligibility requirements see “Maintaining Your Account” in the prospectus.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions (Class A and Class C) Call 800-366-6264 for instructions (Institutional Class)

The minimum initial investment in Class A or Class C shares is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The minimum initial investment in Institutional Class shares is $1 million. This minimum may be waived in certain cases.

The price you pay for each Class A share is its offering price, which is its net asset value per share plus any applicable sales charge. The price you pay for each Class C share or Institutional Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

Unless a CDSC is applied, the Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable CDSC.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary, such as a bank, brokerage firm, workplace retirement program, or financial adviser (who may be affiliated with Neuberger Berman), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

13 Equity Income Fund

Neuberger Berman Focus Fund
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX)

GOAL

The Fund seeks long-term growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” in the Fund’s SAI.

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of original purchase price)1	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.79	0.79	0.68
Distribution (12b-1) fees	0.25	1.00	None
Other expenses2	0.12	0.12	0.12
Total annual operating expenses	1.16	1.91	0.80
Fee waiver and/or expense reimbursement	0.05	0.05	0.05
Total annual operating expenses after fee waiver and/or expense reimbursement3	1.11	1.86	0.75

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$682	$908	$1,162	$1,890
Class C (assuming redemption)	$289	$585	$1,017	$2,220
Class C (assuming no redemption)	$189	$585	$1,017	$2,220
Institutional Class	$77	$240	$429	$975

1
If you are selling all of your shares of the Fund, the contingent deferred sales charge (CDSC) is based on the original purchase price or the current market value of the shares being sold, whichever is less. For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

2	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.

3
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of each class are limited to 1.11%, 1.86% and 0.75% of average net assets, respectively. Each of these undertakings lasts until 8/31/2014. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11%, 1.86% and 0.75% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

14 Focus Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies of any size that are selected using a fundamental, research driven approach.

Under normal market conditions, the Fund typically holds a limited number of stocks. Because of this, the Fund may at times be substantially over- and under-weighted in certain economic sectors.

The Portfolio Manager, with the assistance of Neuberger Berman research analysts, looks for what he believes to be undervalued companies. Factors in identifying these firms may include depressed valuations, above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with investing in a smaller number of stocks.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target valuation, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other

15 Focus Fund

types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

16 Focus Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Because the Fund had a policy of investing 90% of its assets in no more than six economic sectors prior to December 17, 2007, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
12.42	-6.69	-36.41	64.89	5.00	0.00	12.41	6.54	-40.68	29.27
Best quarter: Q2 ’03, 34.06% Worst quarter: Q3 ’02, -31.87% Year-to-date performance as of 9/30/2010: -0.34%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Focus Fund
Institutional Class Return Before Taxes	29.27	-1.69	0.59
Institutional Class Return After Taxes on Distributions	29.12	-3.53	-0.75
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	19.22	-1.30	0.44
Class A Return Before Taxes	21.83	-2.85	0.00
Class C Return Before Taxes	28.27	-1.69	0.59
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	-0.95
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
For each class, the performance prior to 6/21/2010 is that of the Fund’s Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

17 Focus Fund

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS

The Fund is managed by Timothy Creedon, CFA (Senior Vice President of NBM and NB LLC) and David Levine, CFA (Senior Vice President of NBM and NB LLC). They have managed the Fund since 2011 and 2008, respectively.

BUYING AND SELLING SHARES

Shares of the Fund generally are available only through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For Institutional Class eligibility requirements see “Maintaining Your Account” in the prospectus.

For certain investors, Class A and Class C shares of the Fund are also available directly from NBM. See “Maintaining Your Account” and “Grandfathered Investors” in the prospectus. Such investors may buy or sell Class A and Class C shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Class A or Class C shares is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The minimum initial investment in Institutional Class shares is $1 million. This minimum may be waived in certain cases.

The price you pay for each Class A share is its offering price, which is its net asset value per share plus any applicable sales charge. The price you pay for each Class C share or Institutional Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

Unless a CDSC is applied, the Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable CDSC.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

18 Focus Fund

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary, such as a bank, brokerage firm, workplace retirement program, or financial adviser (who may be affiliated with Neuberger Berman), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

19 Focus Fund

Neuberger Berman Guardian Fund
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX)

GOAL

The Fund seeks long-term growth of capital; current income is a secondary goal.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” in the Fund’s SAI.

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of original purchase price)1	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.77	0.77	0.66
Distribution (12b-1) fees	0.25	1.00	None
Other expenses	0.21	0.70	0.15
Total annual operating expenses	1.23	2.47	0.81
Fee waiver and/or expense reimbursement	0.12	0.61	0.06
Total annual operating expenses after fee waiver and/or expense reimbursement2	1.11	1.86	0.75

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$682	$908	$1,177	$1,946
Class C (assuming redemption)	$289	$585	$1,141	$2,658
Class C (assuming no redemption)	$189	$585	$1,141	$2,658
Institutional Class	$77	$240	$431	$984

1
If you are selling all of your shares of the Fund, the contingent deferred sales charge (CDSC) is based on the original purchase price or the current market value of the shares being sold, whichever is less. For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

2
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of each class are limited to 1.11%, 1.86% and 0.75% of average net assets, respectively. Each of these undertakings lasts until 8/31/2014. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11%, 1.86% and 0.75% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

20 Guardian Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goals, the Fund invests primarily in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap

21 Guardian Fund

companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

22 Guardian Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Because the Fund had a policy of investing mainly in large-cap stocks prior to December 2002, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-1.86	-1.84	-25.75	35.14	16.06	8.44	13.48	7.61	-38.21	30.38
Best quarter: Q2 ’03, 18.36% Worst quarter: Q4 ’08, -26.36% Year-to-date performance as of 9/30/2010: 5.86%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Guardian Fund
Institutional Class Return Before Taxes	30.38	1.30	1.81
Institutional Class Return After Taxes on Distributions	30.27	0.29	0.82
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	19.89	1.11	1.34
Class A Return Before Taxes	22.64	0.07	1.19
Class C Return Before Taxes	28.48	1.16	1.74
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	-0.95
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
For each class, the performance prior to 5/27/2009 is that of the Fund’s Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

23 Guardian Fund

PORTFOLIO MANAGERS

The Fund is managed by Portfolio Manager Arthur Moretti, CFA (Managing Director of NBM and NB LLC) and Associate Portfolio Managers Ingrid S. Dyott (Managing Director of NBM and NB LLC), Sajjad S. Ladiwala, CFA (Managing Director of NBM and NB LLC) and Mamundi Subhas, CFA (Senior Vice President of NBM and NB LLC). Mr. Moretti has served as Portfolio Manager of the Fund since 2002. Ms. Dyott joined as an Associate Manager in 2003, Mr. Ladiwala in 2003, and Mr. Subhas in 2008.

BUYING AND SELLING SHARES

Shares of the Fund generally are available only through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For Institutional Class eligibility requirements see “Maintaining Your Account” in the prospectus.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions (Class A and Class C) Call 800-366-6264 for instructions (Institutional Class)

The minimum initial investment in Class A or Class C shares is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The minimum initial investment in Institutional Class shares is $1 million. This minimum may be waived in certain cases.

The price you pay for each Class A share is its offering price, which is its net asset value per share plus any applicable sales charge. The price you pay for each Class C share or Institutional Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

Unless a CDSC is applied, the Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable CDSC.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

24 Guardian Fund

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary, such as a bank, brokerage firm, workplace retirement program, or financial adviser (who may be affiliated with Neuberger Berman), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

25 Guardian Fund

Neuberger Berman International Large Cap Fund
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX)

GOAL

The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” in the Fund’s SAI.

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of original purchase price)1	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.81	0.81	0.70
Distribution (12b-1) fees	0.25	1.00	None
Other expenses	0.46	0.48	0.42
Acquired fund fees and expenses	0.02	0.02	0.02
Total annual operating expenses	1.54	2.31	1.14
Fee waiver and/or expense reimbursement	0.22	0.29	0.22
Total annual operating expenses after fee waiver and/or expense reimbursement2	1.32	2.02	0.92

The expense example.can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$702	$969	$1,304	$2,248
Class C (assuming redemption)	$305	$634	$1,152	$2,574
Class C (assuming no redemption)	$205	$634	$1,152	$2,574
Institutional Class	$94	$293	$560	$1,324

1
If you are selling all of your shares of the Fund, the contingent deferred sales charge (CDSC) is based on the original purchase price or the current market value of the shares being sold, whichever is less. For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

2
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of each class are limited to 1.30%, 2.00% and 0.90% of average net assets, respectively. Each of these undertakings lasts until 8/31/2014. The Fund has agreed that each of Class A, Class C and Institutional Class will repay

26 International Large Cap Fund

NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.30%, 2.00% and 0.90% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests mainly in large-capitalization foreign companies, including companies in developed and emerging markets. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in large-capitalization companies. The Fund currently defines large-capitalization companies as those with a market capitalization greater than $2.5 billion at the time of purchase. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

27 International Large Cap Fund

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

28 International Large Cap Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
							8.52	-43.05	34.13
Best quarter: Q2 ’09, 22.51% Worst quarter: Q3 ’08, -22.17% Year-to-date performance as of 9/30/2010: 7.65%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	Since Inception (8/1/2006)
International Large Cap Fund
Institutional Class Return Before Taxes	34.13	-1.42
Institutional Class Return After Taxes on Distributions	33.75	-2.07
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	22.41	-1.37
Class A Return Before Taxes	25.83	-3.46
Class C Return Before Taxes	31.50	-2.18
MSCI EAFE Index (reflects no deduction for fees or expenses)	32.46	-1.28
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
For Institutional Class, the performance prior to 10/6/2006 is that of the Fund’s Trust Class. For Class A and Class C, the performance prior to 12/20/2007 is that of the Fund’s Trust Class. Because Trust Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

29 International Large Cap Fund

PORTFOLIO MANAGER

The Fund is managed by Benjamin Segal (Managing Director of NBM and NB LLC). He has managed the Fund since 2006.

BUYING AND SELLING SHARES

Shares of the Fund generally are available only through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For Institutional Class eligibility requirements see “Maintaining Your Account” in the prospectus.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions (Class A and Class C) Call 800-366-6264 for instructions (Institutional Class)

The minimum initial investment in Class A or Class C shares is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The minimum initial investment in Institutional Class shares is $1 million. This minimum may be waived in certain cases.

The price you pay for each Class A share is its offering price, which is its net asset value per share plus any applicable sales charge. The price you pay for each Class C share or Institutional Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

Unless a CDSC is applied, the Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable CDSC.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary, such as a bank, brokerage firm, workplace retirement program, or financial adviser (who may be affiliated with Neuberger Berman), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

30 International Large Cap Fund

Neuberger Berman Intrinsic Value Fund
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX)

GOAL

The Fund seeks long term growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” in the Fund’s SAI.

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of original purchase price)1	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.11	1.11	1.00
Distribution (12b-1) fees	0.25	1.00	None
Other expenses2	0.24	0.24	0.24
Total annual operating expenses	1.60	2.35	1.24
Fee waiver and/or expense reimbursement	0.24	0.24	0.24
Total annual operating expenses after fee waiver and/or expense reimbursement3	1.36	2.11	1.00

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$706	$981	$1,328	$2,305
Class C (assuming redemption)	$314	$661	$1,186	$2,627
Class C (assuming no redemption)	$214	$661	$1,186	$2,627
Institutional Class	$102	$318	$608	$1,433

1
If you are selling all of your shares of the Fund, the contingent deferred sales charge (CDSC) is based on the original purchase price or the current market value of the shares being sold, whichever is less. For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

2	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.

3
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of each class are limited to 1.36%, 2.11% and 1.00% of average net assets, respectively. Each of these undertakings lasts until 8/31/2014. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.36%, 2.11% and 1.00% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

31 Intrinsic Value Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. For the period from May 10, 2010 (beginning of operations) to August 31, 2010, the Fund’s portfolio turnover rate was 19% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests mainly in common stocks of small- and mid-capitalization companies, which it defines as those companies with a total market value between $50 million and $10 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has increased above or decreased below this range.

The Fund’s strategy consists of using a bottom-up, research driven approach to identify stocks of companies that are available at market prices below the Portfolio Managers’ estimate of their intrinsic value and that the Portfolio Managers believe have the potential for appreciation in value over time. The Portfolio Managers’ estimate of a company’s intrinsic value represents their view of the company’s true, long-term economic value which may be currently distorted by market inefficiencies. This estimate of intrinsic value represents what the Portfolio Managers believe a company could be worth if it is acquired, if its profitability normalizes to its long-term average level, or if its valuation moves in line with publicly traded peers’ valuations.

The Portfolio Managers believe that while markets are often efficient, certain investment opportunities tend to be mispriced due to market inefficiencies. For example, market inefficiencies may exist at times in the small capitalization segment of the market due to a lack of widely available research on these companies. The Portfolio Managers attempt to exploit these market inefficiencies and look for opportunities to invest in companies they believe to be undervalued, such as companies with the following characteristics:

■	Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.

■	Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.

■
Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the Portfolio Managers believe is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.

In seeking to identify these types of companies, the Portfolio Managers perform an initial screening to identify those companies that have stock prices that are trailing the performance of the overall market and that the Portfolio Managers believe are attractive relative to current cash flows. Next, the Portfolio Managers establish an estimate of a company’s intrinsic value. The Portfolio Managers will invest in a company’s stock on the basis of the company’s discount to the Portfolio Managers’ estimate of intrinsic value and the Portfolio Managers’ belief in its potential for appreciation over time. In addition, the Portfolio Managers may invest in anticipation of a catalyst, such as a merger, liquidation, spin off, or management change. The Portfolio Managers will typically visit a company and interview its management team to help understand management’s incentives (such as equity ownership in the company and compensation plans), the merits of its strategic plan, and any other factors that have the potential to increase the value of the company’s stock.

The Portfolio Managers establish an intrinsic value for each security when it is purchased. Intrinsic values are updated quarterly or when the Portfolio Managers believe that market or company-specific events prompt a reassessment. A position in a particular security will be reduced or eliminated when the gap between its price and the Portfolio Managers’ estimate of its intrinsic value has narrowed or been eliminated or when other opportunities appear more attractive. Changes in management or corporate strategy may also result in the reduction or elimination of a position.

32 Intrinsic Value Fund

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses. Certain catalysts, such as companies emerging from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more financially stable companies.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

33 Intrinsic Value Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s predecessors. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

As of May 7, 2010, the Fund is the successor to DJG Small Cap Value Fund L.P., an unregistered limited partnership (“DJG Fund”); DJG Fund was the successor to The DJG Small Cap Value Fund, an unregistered commingled investment account (“DJG Account”). The performance after July 15, 2008 is that of DJG Fund and the performance from July 8, 1997 (the Fund’s commencement of operations) to July 14, 2008 is that of DJG Account. On May 7, 2010, the DJG Fund transferred its assets to the Fund in exchange for the Fund’s Institutional Class shares. The investment policies, objectives, guidelines and restrictions of the Fund are in all material respects equivalent to those of DJG Fund and DJG Account (the “Predecessors”). As a mutual fund registered under the Investment Company Act of 1940, the Fund is subject to certain restrictions under the 1940 Act and the Internal Revenue Code to which the Predecessors were not subject. Had the Predecessors been registered under the 1940 Act and been subject to the provisions of the 1940 Act and the Code, their investment performance may have been adversely affected. The performance information reflects the actual expenses of the Predecessors.

The Predecessors did not have distribution policies. The Predecessors were an unregistered limited partnership and an unregistered commingled investment account, did not qualify as regulated investment companies for federal income tax purposes and did not pay dividends or distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the Fund.

34 Intrinsic Value Fund

Past performance is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
23.21	7.43	-23.60	61.97	19.47	2.54	22.01	6.09	-41.04	60.80
Best quarter: Q2 ’09, 30.56% Worst quarter: Q4 ’08, -30.60% Year-to-date performance as of 9/30/2010: 8.40%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years	Since Inception (7/8/1997)
Intrinsic Value Fund
Institutional Class Return Before Taxes	60.80	4.70	9.43	11.07
Institutional Class Return After Taxes on Distributions	N/A	N/A	N/A	N/A
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	N/A	N/A	N/A	N/A
Class A Return Before Taxes	51.56	3.47	8.78	10.55
Class C Return Before Taxes	59.80	4.70	9.43	11.07
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	20.58	-0.01	8.27	7.03
Russell 2000 Index (reflects no deduction for fees, expenses and taxes)	27.17	0.51	3.51	5.07

*
Returns would have been lower if the investment adviser to the Predecessors had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS

The Fund is co-managed by Benjamin H. Nahum (Managing Director of NBM and NB LLC), James F. McAree (Senior Vice President of NBM and NB LLC) and Amit Solomon (Senior Vice President of NBM and NB LLC). They have managed the Fund since its inception in 2010. Mr. Nahum served as the portfolio manager of the Fund’s predecessor partnership and account from 1997 to 2010, and Mr. McAree and Mr. Solomon served as research analysts to the Fund’s predecessors from 2005 and 2002, respectively, to 2010.

BUYING AND SELLING SHARES

Shares of the Fund generally are available only through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For Institutional Class eligibility requirements see “Maintaining Your Account” in the prospectus.

35 Intrinsic Value Fund

For certain investors, Class A and Class C shares of the Fund are also available directly from NBM. See “Maintaining Your Account” and “Grandfathered Investors” in the prospectus. Such investors may buy or sell Class A and Class C shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Class A or Class C shares is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The minimum initial investment in Institutional Class shares is $1 million. This minimum may be waived in certain cases.

The price you pay for each Class A share is its offering price, which is its net asset value per share plus any applicable sales charge. The price you pay for each Class C share or Institutional Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

Unless a CDSC is applied, the Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable CDSC.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary, such as a bank, brokerage firm, workplace retirement program, or financial adviser (who may be affiliated with Neuberger Berman), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

36 Intrinsic Value Fund

Neuberger Berman Large Cap Disciplined Growth Fund
Class A Shares (NLDAX), Class C Shares (NLDCX), Institutional Class Shares (NLDLX)

GOAL

The Fund seeks long-term growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” in the Fund’s SAI.

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of original purchase price)1	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.80	0.80	0.69
Distribution (12b-1) fees	0.25	1.00	None
Other expenses	0.26	0.21	0.18
Total annual operating expenses	1.31	2.01	0.87
Fee waiver and/or expense reimbursement	0.20	0.15	0.12
Total annual operating expenses after fee waiver and/or expense reimbursement2	1.11	1.86	0.75

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$682	$908	$1,195	$2,011
Class C (assuming redemption)	$289	$585	$1,039	$2,299
Class C (assuming no redemption)	$189	$585	$1,039	$2,299
Institutional Class	$77	$240	$445	$1,037

1
If you are selling all of your shares of the Fund, the contingent deferred sales charge (CDSC) is based on the original purchase price or the current market value of the shares being sold, whichever is less. For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

2
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of each class are limited to 1.11%, 1.86% and 0.75% of average net assets, respectively. Each of these undertakings lasts until 8/31/2014. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11%, 1.86% and 0.75% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

37 Large Cap Disciplined Growth Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund normally invests at least 80% of its net assets in stocks of large-capitalization companies, which it defines as those with a market capitalization greater than $3 billion at the time of purchase. The Fund seeks to generate a return that is greater than the average return for stocks in the Russell 1000 Growth Index.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and a catalyst-driven approach, the Portfolio Managers seek to purchase what they believe to be high-quality, dynamic companies that exhibit acceleration in key growth metrics, such as earnings per share, driven by an identifiable catalyst and that are selling at valuations that the Portfolio Managers believe offer the potential for protection from a drop in price.

The catalyst-driven approach involves examining companies for the presence of potential catalysts for growth which may include: new product development; management changes; demographic shifts; regulatory changes; and mergers, acquisitions and corporate reorganizations. The Portfolio Managers then look to analyze the significance of the catalyst to determine whether the company demonstrates the necessary qualities for inclusion in the Fund’s portfolio.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when an expected catalyst does not materialize, when a catalyst’s impact is below expectations, when the fundamental picture for the company or industry deteriorates, when more attractive alternatives are available at better valuation levels, when they believe the stock has become fully valued, or when the stock grows too large relative to the rest of the portfolio. As part of the Portfolio Managers’ sell discipline, they identify stocks that are down from cost or down from a 52-week high and re-evaluate those stocks to determine whether or not they still demonstrate the necessary qualities for inclusion in the Fund’s portfolio.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in stocks of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

38 Large Cap Disciplined Growth Fund

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

39 Large Cap Disciplined Growth Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-15.48	-29.01	-32.03	25.80	1.53	6.95	8.91	17.07	-34.93	27.47
Best quarter: Q4 ’01, 20.00% Worst quarter: Q1 ’01, -28.50% Year-to-date performance as of 9/30/2010: 1.93%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Large Cap Disciplined Growth Fund
Institutional Class Return Before Taxes	27.47	2.49	-5.15
Institutional Class Return After Taxes on Distributions	27.42	2.48	-5.16
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	17.93	2.14	-4.20
Class A Return Before Taxes	19.81	1.23	-5.74
Class C Return Before Taxes	25.55	2.35	-5.22
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	37.21	1.63	-3.99
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	For each class, the performance prior to 4/6/2009 is that of the Fund’s Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

40 Large Cap Disciplined Growth Fund

PORTFOLIO MANAGERS

The Fund is managed by Daniel D. Rosenblatt (Managing Director of NBM and NB LLC), John J. Barker (Managing Director of NBM and NB LLC), Daniel J. Fletcher, CFA (Managing Director of NBM and NB LLC) and Lawrence K. Fisher (Managing Director of NBM and NB LLC). Messrs. Rosenblatt, Barker and Fletcher have managed the Fund since 2007, and Mr. Fisher has managed the Fund since 2008.

BUYING AND SELLING SHARES

Shares of the Fund generally are available only through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For Institutional Class eligibility requirements see “Maintaining Your Account” in the prospectus.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions (Class A and Class C) Call 800-366-6264 for instructions (Institutional Class)

The minimum initial investment in Class A or Class C shares is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The minimum initial investment in Institutional Class shares is $1 million. This minimum may be waived in certain cases.

The price you pay for each Class A share is its offering price, which is its net asset value per share plus any applicable sales charge. The price you pay for each Class C share or Institutional Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

Unless a CDSC is applied, the Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable CDSC.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

41 Large Cap Disciplined Growth Fund

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary, such as a bank, brokerage firm, workplace retirement program, or financial adviser (who may be affiliated with Neuberger Berman), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

42 Large Cap Disciplined Growth Fund

Neuberger Berman Mid Cap Growth Fund
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX)

GOAL

The Fund seeks growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” in the Fund’s SAI.

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of original purchase price)1	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.80	0.80	0.69
Distribution (12b-1) fees	0.25	1.00	None
Other expenses	0.23	0.84	0.14
Acquired fund fees and expenses	0.02	0.02	0.02
Total annual operating expenses	1.30	2.66	0.85
Fee waiver and/or expense reimbursement	0.17	0.78	0.08
Total annual operating expenses after fee waiver and/or expense reimbursement2	1.13	1.88	0.77

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$684	$913	$1,198	$2,008
Class C (assuming redemption)	$291	$591	$1,188	$2,807
Class C (assuming no redemption)	$191	$591	$1,188	$2,807
Institutional Class	$79	$246	$447	$1,026

1
If you are selling all of your shares of the Fund, the contingent deferred sales charge (CDSC) is based on the original purchase price or the current market value of the shares being sold, whichever is less. For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

2
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of each class are limited to 1.11%, 1.86% and 0.75% of average net assets, respectively. Each of these undertakings lasts until 8/31/2014. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11%, 1.86% and 0.75% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

43 Mid Cap Growth Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market

44 Mid Cap Growth Fund

downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

45 Mid Cap Growth Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-11.42	-29.66	-31.23	30.57	16.22	13.38	14.59	21.82	-40.73	29.75
Best quarter: Q1 ’00, 24.87% Worst quarter: Q3 ’01, -30.09% Year-to-date performance as of 9/30/2010: 12.88%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Mid Cap Growth Fund
Institutional Class Return Before Taxes	29.75	4.01	-2.31
Institutional Class Return After Taxes on Distributions	29.75	4.01	-3.11
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	19.34	3.45	-2.11
Class A Return Before Taxes	21.78	2.57	-2.99
Class C Return Before Taxes	27.62	3.70	-2.46
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	46.29	2.40	-0.52
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	40.48	2.43	4.98
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
For Institutional Class, the performance prior to 4/19/2007 is that of the Fund’s Investor Class. For Class A and Class C, the performance prior to 5/27/2009 is that of the Fund’s Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

46 Mid Cap Growth Fund

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER

The Fund is managed by Kenneth J. Turek (Managing Director of NBM and NB LLC). He has managed the Fund since 2003.

BUYING AND SELLING SHARES

Shares of the Fund generally are available only through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For Institutional Class eligibility requirements see “Maintaining Your Account” in the prospectus.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions (Class A and Class C) Call 800-366-6264 for instructions (Institutional Class)

The minimum initial investment in Class A or Class C shares is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The minimum initial investment in Institutional Class shares is $1 million. This minimum may be waived in certain cases.

The price you pay for each Class A share is its offering price, which is its net asset value per share plus any applicable sales charge. The price you pay for each Class C share or Institutional Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

Unless a CDSC is applied, the Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable CDSC.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

47 Mid Cap Growth Fund

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary, such as a bank, brokerage firm, workplace retirement program, or financial adviser (who may be affiliated with Neuberger Berman), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

48 Mid Cap Growth Fund

Neuberger Berman Multi-Cap Opportunities Fund
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX)

GOAL

The Fund seeks long-term total return.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” in the Fund’s SAI.

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of original purchase price)1	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.86	0.86	0.75
Distribution (12b-1) fees	0.25	1.00	None
Other expenses	2.08	4.58	1.20
Total annual operating expenses	3.19	6.44	1.95
Fee waiver and/or expense reimbursement	1.82	4.31	0.94
Total annual operating expenses after fee waiver and/or expense reimbursement2	1.37	2.13	1.01

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$706	$984	$1,665	$3,480
Class C (assuming redemption)	$316	$667	$2,049	$5,334
Class C (assuming no redemption)	$216	$667	$2,049	$5,334
Institutional Class	$103	$322	$774	$2,030

1
If you are selling all of your shares of the Fund, the contingent deferred sales charge (CDSC) is based on the original purchase price or the current market value of the shares being sold, whichever is less. For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

2
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of each class are limited to 1.36%, 2.11% and 1.00% of average net assets, respectively. Each of these undertakings lasts until 8/31/2014. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.36%, 2.11% and 1.00% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

49 Multi-Cap Opportunities Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies that are selected using a fundamental, bottom-up research approach. The Fund may hold stocks of companies of any market capitalization and in any sector. Under normal market conditions, the Fund typically will hold a limited number of stocks.

The Portfolio Manager performs both quantitative and qualitative analysis in an effort to identify companies that he believes have the potential to increase in value. This potential may be realized in many ways, some of which include: free cash flow generation, product or process enhancements, margin increases, and improved capital structure management. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their financial condition, industry position, market opportunities, senior management teams and any special situations as well as any relevant economic, political and regulatory factors.

The Portfolio Manager employs disciplined valuation criteria and dynamic price limits to determine when to buy or sell a stock. The valuation criteria and price limits will change over time as a result of changes in company-specific, industry and market factors.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

50 Multi-Cap Opportunities Fund

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Special Situations Risk. Companies that are considered “special situations” include, among other things: companies that have unrecognized recovery prospects or new management teams; companies involved in restructurings or spin-offs; companies emerging from bankruptcy; initial public offerings that trade below their initial offering prices; and companies with a break-up value above their market price. Special situations carry the risk that certain of such situations may not happen or the market may react differently than expected to such situations, in which case the Fund may experience losses. Certain special situations carry additional risks and the securities of such companies may be more likely to lose value than the securities of more financially stable companies.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

51 Multi-Cap Opportunities Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Because the Fund had a lower management fee and a different strategy, which included investing only in stocks rated “Buy” by Neuberger Berman research analysts, prior to December 14, 2009, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
							7.28	-35.97	27.81
Best quarter: Q2 ’09, 15.22% Worst quarter: Q4 ’08, -23.02% Year-to-date performance as of 9/30/2010: 3.07%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	Since Inception (11/2/2006)
Multi-Cap Opportunities Fund
Institutional Class Return Before Taxes	27.81	-2.49
Institutional Class Return After Taxes on Distributions	27.48	-2.98
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	18.51	-2.20
Class A Return Before Taxes	20.46	-4.29
Class C Return Before Taxes	26.81	-2.49
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	-4.13
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
For each class, the performance prior to 12/21/2009 is that of the Fund’s Trust Class. On 12/21/2009, Trust Class shares of the Fund converted into Institutional Class shares of the Fund. Because Trust Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

52 Multi-Cap Opportunities Fund

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER

The Fund is managed by Richard S. Nackenson (Managing Director of NBM and NB LLC). Mr. Nackenson has managed the Fund since 2009.

BUYING AND SELLING SHARES

Shares of the Fund generally are available only through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For Institutional Class eligibility requirements see “Maintaining Your Account” in the prospectus.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions (Class A and Class C) Call 800-366-6264 for instructions (Institutional Class)

The minimum initial investment in Class A or Class C shares is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The minimum initial investment in Institutional Class shares is $1 million. This minimum may be waived in certain cases.

The price you pay for each Class A share is its offering price, which is its net asset value per share plus any applicable sales charge. The price you pay for each Class C share or Institutional Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

Unless a CDSC is applied, the Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable CDSC.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

53 Multi-Cap Opportunities Fund

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary, such as a bank, brokerage firm, workplace retirement program, or financial adviser (who may be affiliated with Neuberger Berman), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

54 Multi-Cap Opportunities Fund

Neuberger Berman Partners Fund
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX)

GOAL

The Fund seeks growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” in the Fund’s SAI.

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of original purchase price)1	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.72	0.72	0.61
Distribution (12b-1) fees	0.25	1.00	None
Other expenses	0.072	0.072	0.08
Total annual operating expenses	1.04	1.79	0.69

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$675	$887	$1,116	$1,773
Class C (assuming redemption)	$282	$563	$970	$2,105
Class C (assuming no redemption)	$182	$563	$970	$2,105
Institutional Class	$70	$221	$384	$859

1
If you are selling all of your shares of the Fund, the contingent deferred sales charge (CDSC) is based on the original purchase price or the current market value of the shares being sold, whichever is less. For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

2	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

55 Partners Fund

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests mainly in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Manager looks for what he believes to be well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying these firms may include: historical low valuation; strong fundamentals, such as a company’s financial, operational, and competitive positions; and relatively high operating profit margins and returns. The Portfolio Manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

56 Partners Fund

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

57 Partners Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
0.57	-3.02	-24.82	35.87	19.21	17.99	13.30	10.24	-51.88	56.34
Best quarter: Q2 ’09, 28.30% Worst quarter: Q4 ’08, -32.74% Year-to-date performance as of 9/30/2010: 2.33%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Partners Fund
Institutional Class Return Before Taxes	56.34	2.09	2.79
Institutional Class Return After Taxes on Distributions	56.12	1.63	2.28
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	36.78	1.80	2.29
Class A Return Before Taxes	47.13	0.76	2.12
Class C Return Before Taxes	55.10	1.96	2.73
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	19.69	-0.25	2.47
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	-0.95
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
For Institutional Class, the performance prior to 6/7/2006 is that of the Fund’s Investor Class. For Class A and Class C, the performance prior to 6/21/2010 is that of the Fund’s Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

58 Partners Fund

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER

The Fund is managed by S. Basu Mullick (Managing Director of NBM and NB LLC). He has managed the Fund since 1998.

BUYING AND SELLING SHARES

Shares of the Fund generally are available only through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For Institutional Class eligibility requirements see “Maintaining Your Account” in the prospectus.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions (Class A and Class C) Call 800-366-6264 for instructions (Institutional Class)

The minimum initial investment in Class A or Class C shares is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The minimum initial investment in Institutional Class shares is $1 million. This minimum may be waived in certain cases.

The price you pay for each Class A share is its offering price, which is its net asset value per share plus any applicable sales charge. The price you pay for each Class C share or Institutional Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

Unless a CDSC is applied, the Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable CDSC.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

59 Partners Fund

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary, such as a bank, brokerage firm, workplace retirement program, or financial adviser (who may be affiliated with Neuberger Berman), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

60 Partners Fund

Neuberger Berman Real Estate Fund
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX)

GOAL

The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” in the Fund’s SAI.

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of original purchase price)1	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.06	1.06	0.95
Distribution (12b-1) fees	0.25	1.00	None
Other expenses	0.212	0.212	0.45
Total annual operating expenses	1.52	2.27	1.40
Fee waiver and/or expense reimbursement	0.30	0.30	0.54
Total annual operating expenses after fee waiver and/or expense reimbursement3	1.22	1.97	0.86

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$692	$940	$1,271	$2,207
Class C (assuming redemption)	$300	$618	$1,128	$2,531
Class C (assuming no redemption)	$200	$618	$1,128	$2,531
Institutional Class	$88	$274	$477	$1,061

1
If you are selling all of your shares of the Fund, the contingent deferred sales charge (CDSC) is based on the original purchase price or the current market value of the shares being sold, whichever is less. For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

2	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.

61 Real Estate Fund

3
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of each class are limited to 1.21%, 1.96% and 0.85% of average net assets, respectively. The Class A and Class C undertakings last until 8/31/2014, and the Institutional Class undertaking lasts until 8/31/2021. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.21%, 1.96% and 0.85% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.

The Fund may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Standard & Poor’s (S&P) or Moody’s Investor Service (Moody’s) (or comparably rated by at least one independent credit rating agency) or, if unrated, deemed by the Portfolio Managers to be of comparable quality. The Fund does not normally continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions. The Fund may also invest up to 15% of its net assets in illiquid securities.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company’s growth potential, earnings estimates and quality of management, as well as other factors.

The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, retail, hotels, offices, industrial, and health care.

Some of the REIT and other real estate securities in which the Fund invests may be preferred stock, which receives preference in the payment of dividends.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers’ outlook on the company or the market changes.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

62 Real Estate Fund

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock and real estate markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Sector Risk. Although the Fund will not invest in real estate directly, because it concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, retail, hotels, offices, industrial, and health care. As such, the Fund’s performance would be especially sensitive to developments that significantly affect those businesses.

Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to risks of investing in small- to mid-cap stocks. Some of the REIT securities in which the Fund invests may be preferred stock. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.

Interest Rate Risk. The value of debt securities can decline when interest rates rise. In general, the longer the maturity of a debt security, the greater the effect a change in interest rates could have on the security’s price. During periods of high interest

63 Real Estate Fund

rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments.

Credit Risk. A downgrade or default affecting any of the Fund’s debt securities could affect the Fund’s performance.

Lower-Rated Debt Securities Risk. Lower-rated debt securities involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Illiquid Securities Risk. Illiquid securities may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the securities may not be sold for the price at which the Fund is carrying them.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

64 Real Estate Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
			39.96	31.68	13.08	37.83	-14.74	-31.64	28.50
Best quarter: Q2 ’09, 33.18% Worst quarter: Q1 ’09, -32.69% Year-to-date performance as of 9/30/2010: 22.83%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	Since Inception (5/1/2002)
Real Estate Fund
Institutional Class Return Before Taxes	28.50	3.14	10.43
Institutional Class Return After Taxes on Distributions	26.95	0.74	7.67
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	18.45	2.09	8.16
Class A Return Before Taxes	20.85	1.84	9.52
Class C Return Before Taxes	27.22	3.05	10.36
FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or taxes)**	27.99	0.36	7.53
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
For Institutional Class, the performance prior to 6/4/2008 is that of the Fund’s Trust Class. For Class A and Class C, the performance prior to 6/21/2010 is that of the Fund’s Trust Class. Because Trust Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

**	Effective December 20, 2010, the FTSE NAREIT Equity REITs Index will be designated the FTSE NAREIT All Equity REITs Index.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

65 Real Estate Fund

PORTFOLIO MANAGERS

The Fund is managed by Steve S. Shigekawa (Managing Director of NBM and NB LLC) and Brian Jones, CFA (Senior Vice President of NBM and NB LLC). They have been co-portfolio managers of the Fund since 2008. Mr. Shigekawa was an associate portfolio manager of the Fund from 2005 to 2008.

BUYING AND SELLING SHARES

Shares of the Fund generally are available only through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For Institutional Class eligibility requirements see “Maintaining Your Account” in the prospectus.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions (Class A and Class C) Call 800-366-6264 for instructions (Institutional Class)

The minimum initial investment in Class A or Class C shares is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The minimum initial investment in Institutional Class shares is $1 million. This minimum may be waived in certain cases.

The price you pay for each Class A share is its offering price, which is its net asset value per share plus any applicable sales charge. The price you pay for each Class C share or Institutional Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

Unless a CDSC is applied, the Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable CDSC.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

66 Real Estate Fund

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary, such as a bank, brokerage firm, workplace retirement program, or financial adviser (who may be affiliated with Neuberger Berman), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

67 Real Estate Fund

Neuberger Berman Regency Fund
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX)

GOAL

The Fund seeks growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” in the Fund’s SAI.

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of original purchase price)1	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.81	0.81	0.70
Distribution (12b-1) fees	0.25	1.00	None
Other expenses2	0.26	0.26	0.34
Total annual operating expenses	1.32	2.07	1.04
Fee waiver and/or expense reimbursement	0.10	0.10	0.18
Total annual operating expenses after fee waiver and/or expense reimbursement3	1.22	1.97	0.86

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$692	$940	$1,228	$2,048
Class C (assuming redemption)	$300	$618	$1,084	$2,375
Class C (assuming no redemption)	$200	$618	$1,084	$2,375
Institutional Class	$88	$274	$519	$1,219

1
If you are selling all of your shares of the Fund, the contingent deferred sales charge (CDSC) is based on the original purchase price or the current market value of the shares being sold, whichever is less. For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

2	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.

3
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of each class are limited to 1.21%, 1.96% and 0.85% of average net assets, respectively. Each of these undertakings lasts until 8/31/2014. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.21%, 1.96% and 0.85% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

68 Regency Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager looks for what he believes to be undervalued companies with high-quality businesses. Factors in identifying these firms may include: historical low valuation; above-average returns on invested capital; and solid balance sheets. This approach is designed to let the Fund benefit from potential increases in stock prices while limiting the risks typically associated with stocks.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

69 Regency Fund

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

70 Regency Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
31.24	-2.34	-11.69	35.88	22.34	12.42	11.55	5.09	-47.19	48.02
Best quarter: Q3 ’09, 25.73% Worst quarter: Q4 ’08, -28.29% Year-to-date performance as of 9/30/2010: 10.39%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Regency Fund
Institutional Class Return Before Taxes	48.02	0.60	6.84
Institutional Class Return After Taxes on Distributions	47.84	-0.24	5.71
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	31.39	0.50	5.63
Class A Return Before Taxes	39.51	-0.59	6.21
Class C Return Before Taxes	47.02	0.60	6.84
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	34.21	1.98	7.58
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	40.48	2.43	4.98
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
For Institutional Class, the performance prior to 3/8/2010 is that of the Fund’s Investor Class. For Class A and Class C, the performance prior to 6/21/2010 is that of the Fund’s Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

71 Regency Fund

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER

The Fund is managed by S. Basu Mullick (Managing Director of NBM and NB LLC). He has managed the Fund since 2005. He previously co-managed the Fund from its inception in 1999 to 2000.

BUYING AND SELLING SHARES

Shares of the Fund generally are available only through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For Institutional Class eligibility requirements see “Maintaining Your Account” in the prospectus.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions (Class A and Class C) Call 800-366-6264 for instructions (Institutional Class)

The minimum initial investment in Class A or Class C shares is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The minimum initial investment in Institutional Class shares is $1 million. This minimum may be waived in certain cases.

The price you pay for each Class A share is its offering price, which is its net asset value per share plus any applicable sales charge. The price you pay for each Class C share or Institutional Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

Unless a CDSC is applied, the Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable CDSC.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

72 Regency Fund

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary, such as a bank, brokerage firm, workplace retirement program, or financial adviser (who may be affiliated with Neuberger Berman), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

73 Regency Fund

Neuberger Berman Select Equities Fund
Class A Shares (NBEAX), Class C Shares (NBECX), Institutional Class Shares (NBEIX)

GOAL

The Fund seeks long-term growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” in the Fund’s SAI.

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge(as a % of orginal purchase price)1	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.81	0.81	0.70
Distribution (12b-1) fees	0.25	1.00	None
Other expenses	0.54	0.54	0.52
Acquired fund fees and expenses	0.02	0.02	0.02
Total annual operating expenses	1.62	2.37	1.24
Fee waiver and/or expense reimbursement	0.40	0.40	0.47
Total annual operating expenses after fee waiver and/or expense reimbursement2	1.22	1.97	0.77

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$692	$940	$1,293	$2,285
Class C (assuming redemption)	$300	$618	$1,150	$2,608
Class C (assuming no redemption)	$200	$618	$1,150	$2,608
Institutional Class	$79	$246	$537	$1,368

1
If you are selling all of your shares of the Fund, the contingent deferred sales charge (CDSC) is based on the original purchase price or the current market value of the shares being sold, whichever is less. For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

2
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of each class are limited to 1.20%, 1.95% and 0.75% of average net assets, respectively. Each of these undertakings lasts until 8/31/2014. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.20%, 1.95% and 0.75% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

74 Select Equities Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests mainly in common stocks of companies with a market capitalization greater than $7.5 billion at the time of purchase.

The Fund seeks to reduce risk by investing in multiple sectors and industries.

The Portfolio Managers use systematic, sequential research in identifying potential investments, relying, where possible, on first hand knowledge of the companies in which the Fund is investing. Investment selection begins with an evaluation of U.S. and foreign economic trends before the Portfolio Managers narrow their focus to particular industries that they believe have the best growth potential. From there the Portfolio Managers seek companies within those industries with: solid growth dynamics; sustainable competitive advantages; strong financial metrics; long-term free cash flow generation; shareholder focus; and insider ownership. The Portfolio Managers’ investment horizon typically ranges from two to five years.

The Portfolio Managers consider a wide range of companies within each industry and typically screen out companies under $7.5 billion in total market capitalization; however, the Fund may invest in companies of any market capitalization.

The Fund typically will hold a limited number of stocks. Each stock at the time of purchase generally will not account for a significant percentage of the Fund’s total assets; however, this may change with subsequent changes in the market value of the Fund’s holdings.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

75 Select Equities Fund

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

76 Select Equities Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
								-28.22	21.06
Best quarter: Q3 ’09, 12.08% Worst quarter: Q3 ’08, -12.49% Year-to-date performance as of 9/30/2010: -1.29%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	Since Inception (12/20/2007)
Select Equities Fund
Institutional Class Return Before Taxes	21.06	-6.21
Institutional Class Return After Taxes on Distributions	20.24	-6.55
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	13.83	-5.41
Class A Return Before Taxes	13.49	-9.08
Class C Return Before Taxes	18.57	-7.10
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	-10.07
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fee during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

77 Select Equities Fund

PORTFOLIO MANAGERS

The Fund is managed by Gerald Kaminsky, Michael Kaminsky and Richard Werman (each a Managing Director of NBM and NB LLC), and Mindy Schwartzapfel (Senior Vice President of NBM and NB LLC). They have managed the Fund since 2007.

BUYING AND SELLING SHARES

Shares of the Fund generally are available only through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For Institutional Class eligibility requirements see “Maintaining Your Account” in the prospectus.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions (Class A and Class C) Call 800-366-6264 for instructions (Institutional Class)

The minimum initial investment in Class A or Class C shares is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The minimum initial investment in Institutional Class shares is $1 million. This minimum may be waived in certain cases.

The price you pay for each Class A share is its offering price, which is its net asset value per share plus any applicable sales charge. The price you pay for each Class C share or Institutional Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

Unless a CDSC is applied, the Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable CDSC.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary, such as a bank, brokerage firm, workplace retirement program, or financial adviser (who may be affiliated with Neuberger Berman), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

78 Select Equities Fund

Neuberger Berman Small Cap Growth Fund
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX)

GOAL

The Fund seeks growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” in the Fund’s SAI.

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of original purchase price)1	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.11	1.11	1.00
Distribution (12b-1) fees	0.25	1.00	None
Other expenses	0.70	1.33	0.28
Total annual operating expenses	2.06	3.44	1.28
Fee waiver and/or expenses reimbursement	0.79	1.42	0.37
Total annual operating expenses after fee waiver and/or expense reimbursement2	1.27	2.02	0.91

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$697	$955	$1,401	$2,636
Class C (assuming redemption)	$305	$634	$1,397	$3,411
Class C (assuming no redemption)	$205	$634	$1,397	$3,411
Institutional Class	$93	$290	$590	$1,442

1
If you are selling all of your shares of the Fund, the contingent deferred sales charge (CDSC) is based on the original purchase price or the current market value of the shares being sold, whichever is less. For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

2
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of each class are limited to 1.26%, 2.01% and 0.90% of average net assets, respectively. Each of these undertakings lasts until 8/31/2014. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.26%, 2.01% and 0.90% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

79 Small Cap Growth Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 235% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of initial purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other small-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations,

80 Small Cap Growth Fund

and may have limited product lines, markets or financial resources. To the extent the Portfolio Manager commits a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

81 Small Cap Growth Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-28.68	-14.47	-44.46	33.26	16.20	15.22	7.98	26.41	-42.07	23.49
Best quarter: Q4 ’01, 28.91% Worst quarter: Q3 ’01, -27.89% Year-to-date performance as of 9/30/2010: 3.68%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Small Cap Growth Fund
Institutional Class Return Before Taxes	23.49	2.39	-5.14
Institutional Class Return After Taxes on Distributions	23.49	2.39	-5.94
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	15.27	2.04	-4.58
Class A Return Before Taxes	15.98	1.04	-5.76
Class C Return Before Taxes	21.46	2.15	-5.25
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	34.47	0.87	-1.37
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	27.17	0.51	3.51
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
For Institutional Class, the performance prior to 4/1/2008 is that of the Fund’s Investor Class. For Class A and Class C, the performance prior to 5/27/2009 is that of the Fund’s Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

82 Small Cap Growth Fund

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER

The Fund is managed by David H. Burshtan (Managing Director of NBM and NB LLC). He has managed the Fund since 2003.

BUYING AND SELLING SHARES

Shares of the Fund generally are available only through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For Institutional Class eligibility requirements see “Maintaining Your Account” in the prospectus.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions (Class A and Class C) Call 800-366-6264 for instructions (Institutional Class)

The minimum initial investment in Class A or Class C shares is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The minimum initial investment in Institutional Class shares is $1 million. This minimum may be waived in certain cases.

The price you pay for each Class A share is its offering price, which is its net asset value per share plus any applicable sales charge. The price you pay for each Class C share or Institutional Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

Unless a CDSC is applied, the Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable CDSC.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

83 Small Cap Growth Fund

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary, such as a bank, brokerage firm, workplace retirement program, or financial adviser (who may be affiliated with Neuberger Berman), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

84 Small Cap Growth Fund

Neuberger Berman Socially Responsive Fund
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX)

GOAL

The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” in the Fund’s SAI.

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of original purchase price)1	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.77	0.77	0.66
Distribution (12b-1) fees	0.25	1.00	None
Other expenses	0.19	0.22	0.11
Total annual operating expenses	1.21	1.99	0.77
Fee waiver and/or expense reimbursement	0.10	0.13	0.02
Total annual operating expenses after fee waiver and/or expense reimbursement2	1.11	1.86	0.75

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$682	$908	$1,173	$1,930
Class C (assuming redemption)	$289	$585	$1,035	$2,283
Class C (assuming no redemption)	$189	$585	$1,035	$2,283
Institutional Class	$77	$240	$422	$948

1
If you are selling all of your shares of the Fund, the contingent deferred sales charge (CDSC) is based on the original purchase price or the current market value of the shares being sold, whichever is less. For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

2
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of each class are limited to 1.11%, 1.86% and 0.75% of average net assets, respectively. Each of these undertakings lasts until 8/31/2014. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11%, 1.86% and 0.75% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

85 Socially Responsive Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests primarily in common stocks of mid- to large-capitalization companies that meet the Fund’s social policy.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above-average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market. Among companies that meet these criteria, the Portfolio Managers look for those that show leadership in environmental concerns, and progressive workplace practices including diversity and community relations.

In addition, the Portfolio Managers typically look at a company’s record in public health and the nature of its products. The Portfolio Managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Fund endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, or nuclear power. The Fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. As a socially responsive fund, the Fund is required by the federal securities laws to have a policy of investing at least 80% of its net assets in equity securities selected in accordance with its social policy and cannot change that policy without providing investors at least 60 days’ written notice. In practice, the Portfolio Managers’ current intention is to hold only equity securities selected in accordance with the Fund’s social investing policies. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

86 Socially Responsive Fund

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Social Investing Risk. The Fund’s social policy could cause the Fund to sell or avoid stocks that subsequently perform well. In addition, undervalued stocks that do not meet the social criteria could outperform those that do.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

87 Socially Responsive Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-0.44	-2.57	-14.45	34.48	13.57	7.58	14.44	7.49	-38.69	30.83
Best quarter: Q2 ’09, 15.39% Worst quarter: Q4 ’08, -26.62% Year-to-date performance as of 9/30/2010: 9.01%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Socially Responsive Fund
Institutional Class Return Before Taxes	30.83	1.20	3.01
Institutional Class Return After Taxes on Distributions	30.74	0.86	2.47
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	20.15	1.04	2.44
Class A Return Before Taxes	22.99	-0.07	2.36
Class C Return Before Taxes	28.93	1.04	2.93
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	-0.95
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
For Institutional Class, the performance prior to 11/28/2007 is that of the Fund’s Investor Class. For Class A and Class C, the performance prior to 5/27/2009 is that of the Fund’s Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

88 Socially Responsive Fund

PORTFOLIO MANAGERS

The Fund is managed by Co-Portfolio Managers Arthur Moretti, CFA (Managing Director of NBM and NB LLC) and Ingrid S. Dyott (Managing Director of NBM and NB LLC), and Associate Portfolio Managers Sajjad S. Ladiwala, CFA (Managing Director of NBM and NB LLC) and Mamundi Subhas, CFA (Senior Vice President of NBM and NB LLC). Mr. Moretti has served as Portfolio Manager of the Fund since 2001. Ms. Dyott became Co-Portfolio Manager of the Fund in 2003. Mr. Ladiwala joined as an Associate Manager in 2003, and Mr. Subhas in 2008.

BUYING AND SELLING SHARES

Shares of the Fund generally are available only through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For Institutional Class eligibility requirements see “Maintaining Your Account” in the prospectus.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions (Class A and Class C) Call 800-366-6264 for instructions (Institutional Class)

The minimum initial investment in Class A or Class C shares is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The minimum initial investment in Institutional Class shares is $1 million. This minimum may be waived in certain cases.

The price you pay for each Class A share is its offering price, which is its net asset value per share plus any applicable sales charge. The price you pay for each Class C share or Institutional Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

Unless a CDSC is applied, the Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable CDSC.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

89 Socially Responsive Fund

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary, such as a bank, brokerage firm, workplace retirement program, or financial adviser (who may be affiliated with Neuberger Berman), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

90 Socially Responsive Fund

Descriptions of Certain Practices and Security Types

Emerging Market Countries. Emerging market countries are generally considered to be those countries whose economies are less developed than the economies of countries such as the United States or most nations in Western Europe.

Foreign Stocks. There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore may follow cycles that are different from each other. For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification.

Value Investing. At any given time, there are companies whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. This happens when investors under-appreciate the business potential of these companies, or are distracted by transient or non-fundamental issues. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

Growth Investing. For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

REITs. A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests. REITs are not taxed on income and gains distributed to shareholders, provided they comply with certain requirements of the Internal Revenue Code. REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks and other securities that pay interest or dividends and are convertible into or exchangeable for common stocks. Convertible securities generally have some features of common stocks and some features of debt securities. In general, a convertible security performs more like a stock when the underlying stock’s price is high relative to the conversion price (because it is assumed that it will be converted into the stock) and performs more like a debt security when the underlying stock’s price is low relative to the conversion price (because it is assumed that it will mature without being converted). Convertible securities typically pay an income yield that is higher than the dividend yield of the issuer’s common stock, but lower than the yield of the issuer’s debt securities.

Covered Call Options. Writing (selling) a call option obligates a Fund to sell the underlying security to a purchaser at a specified price if the purchaser decides to exercise the option. A Fund receives a premium when it writes a call option. A call option is “covered” if a Fund simultaneously holds an equivalent position in the security underlying the option. The purpose of writing call options is to hedge (that is, to reduce, at least in part, the effect of price fluctuations of securities held by a Fund on the Fund’s net asset value) or to earn premium income.

Put Options. Writing (selling) a put option obligates a Fund to acquire the underlying security from a purchaser at a specified price if the purchaser decides to exercise the option. A Fund receives a premium when it writes a put option. The purpose of writing put options is to hedge (that is, to reduce, at least in part, the effect of price fluctuations of securities held by a Fund on the Fund’s net asset value) or to earn premium income.

Social Investing. Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

Additional Information about Principal Investment Risks

This section provides additional information about a Fund’s principal investment risks described in its Fund Summary section.

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Changes in the financial condition of a single issuer can impact the market as a whole. To the extent that a Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance. Because many investors buy stocks on margin, increases in interest rates generally reduce market prices of equities. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s stock or debt may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or the competitive environment.

Sector Risk. A Fund’s investing approach may dictate an emphasis on certain sectors, industries, or sub-sectors of the market at any given time. To the extent a Fund invests more heavily in one sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. In addition, the value of a Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. A Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Although foreign securities offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. For instance, the governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose burdensome taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. These countries may also have less developed legal and accounting systems. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

In addition, foreign markets can perform differently than the U.S. market. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. A Fund could also underperform if the Fund’s Portfolio Managers invest in countries or regions whose economic performance falls short. To the extent that a Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so invested. The effect of recent, worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading partners or other members of their currency bloc.

Investing in foreign securities may also involve a greater risk for excessive trading due to “time-zone arbitrage.” If an event occurring after the close of a foreign market, but before the time a Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Currency Risk. To the extent that a Fund invests in securities denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although a Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. A Fund’s Portfolio Manager may determine not to hedge currency risks, even if suitable instruments appear to be available.

Market Capitalization Risk (Small-, Mid- and Large-Cap Stocks Risk). To the extent a Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities, but their returns have sometimes led those of smaller companies, often with lower volatility. The stocks of small- and mid-cap companies may fluctuate more widely in price than the market as a whole, may be difficult to sell when the economy is not robust or during market downturns, and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. In addition, compared to large-cap companies, small- and mid-cap companies may depend on a limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. There may also be less trading in small- or mid-cap stocks, which means that buy and sell transactions in those stocks could have a larger impact on a stock’s price than is the case with large-cap stocks.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several sectors and industries simultaneously. Growth stocks also may lack the dividends often associated with value stocks that can cushion their decline in a falling market. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

Value Stock Risk. Value stocks may remain undervalued during a given period, may not ever realize their full value or may be appropriately priced. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions, or because the stocks’ worth was misgauged.

ETF Risk. ETFs are subject to tracking error and may be unable to sell poorly performing stocks that are included in their index. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. Moreover, an ETF may not fully replicate the performance of its benchmark index, if any, because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses and is subject to the risks of the ETF’s investments.

Other Investment Company Risk. To the extent a Fund invests in other investment companies, its performance will be affected by the performance of those other investment companies. Through its investment in other investment companies, a Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Dividend Risk. Dividends a Fund receives on common stocks are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the companies in which a Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. A portion of the distributions that a Fund receives may be a return of capital.

Convertible Securities. The value of a convertible security increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the risks of debt securities when the underlying stock’s price is low relative to the conversion price. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible at the option of the holder.

Many convertible securities have credit ratings that are below investment grade. Lower-rated debt securities involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak.

In addition, the credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities  —  that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops making interest or principal payments, convertible securities may become worthless and a Fund could lose its entire investment. Because companies that issue convertible securities are often small- or mid-cap companies, to the extent a Fund invests in convertible securities, it will be subject to the risks of investing in these companies.

REITs and Other Real Estate Companies Risk. To the extent a Fund invests in REITs and other real estate companies, its performance will be affected by the performance of the real estate markets and subject to its risks. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

Most Equity REITs receive a flow of income from property rentals, which they pay to their shareholders in the form of dividends. In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend.

REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to risks of investing in small- to mid-cap stocks. Some of the REIT securities in which a Fund invests may be preferred stock, which receives preference in the payment of dividends.

Utility Companies Risk. To the extent a Fund invests in the utilities sector, its performance will be affected by the performance of utility companies. Utility companies are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel, environmental protection or energy conservation policies and practices, the level and demand for services, increased risk and competition in deregulated sectors, and the cost and delay of technological developments. In addition, securities of utility companies are volatile and may underperform in a sluggish economy.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. While a Fund’s use of these instruments may reduce certain risks associated with owning its portfolio securities, these instruments themselves involve certain other risks. If a Fund’s Portfolio Manager applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. Government legislation or regulation could affect the use of derivatives and could limit a fund’s ability to pursue its investment strategies.

When the Fund writes a covered call option, it assumes the risk that it must sell the underlying security at a price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. If a call option that a Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying security. If a call option that a Fund has written expires unexercised, the Fund will experience a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period.

When a Fund writes a put option, it assumes the risk that it must purchase the underlying security at a price that may be higher than the market price of the security. If the price of the underlying security declines, the Fund would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying security directly, however, because the premium the Fund received for writing the put should offset a portion of the decline.

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case a Fund may experience losses. Furthermore, a catalyst, such as a pending restructuring or spin-off, may be renegotiated, terminated or involve a longer time frame than originally contemplated, in which case a Fund may experience losses. In addition, certain catalysts, such as companies emerging from bankruptcy or restructurings resulting from bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more financially stable companies. It also may be difficult to obtain complete financial information about companies involved in certain situations and management of such companies may be addressing a situation with which it has little experience.

Special Situations Risk. Investing in special situations carries the risk that certain of such situations may not happen or the market may react differently than expected to such situations, in which case a Fund may experience losses. Furthermore, a special situation, such as a pending restructuring or spin-off, may be renegotiated, terminated or involve a longer time frame than originally contemplated, in which case a Fund may experience losses. In addition, certain special situations, such as companies emerging from bankruptcy or restructurings resulting from bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more financially stable companies. It also may be difficult to obtain complete financial information about companies involved in certain situations and management of such companies may be addressing a situation with which it has little experience.

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the value of a Fund’s debt investments can decline when market interest rates rise and, conversely, the value of a Fund’s debt investments can rise when market interest rates decline. In general, the longer the maturity of a debt security, the greater the effect a change in interest rates could have on the security’s price. The link between interest rates and debt security prices tends to be weaker with lower-rated debt securities than with investment grade debt securities.

Credit Risk. Credit risk is the risk that issuers may fail, or become less able, to make payments when due. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which can affect a security’s credit quality or value. A downgrade or default affecting any of a Fund’s debt securities could affect the Fund’s performance.

Lower-Rated Debt Securities Risk. Lower-rated debt securities involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities also may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price a Fund desires, and may carry higher transaction costs. Lower-rated debt securities are considered predominantly speculative by the major rating agencies with respect to the issuer’s continuing ability to meet principal and interest payments and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Illiquid Securities Risk. Illiquid securities may be more difficult to purchase or sell at an advantageous price or time. Judgment plays a greater role in pricing these securities than it does in pricing securities having more active markets, and there is a greater risk that the securities may not be sold for the price at which a Fund is carrying them.

Social Investing Risk. A Fund’s social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are: the social policy could cause the Fund to sell or avoid stocks that subsequently perform well; undervalued stocks that do not meet the social criteria could outperform those that do; or economic or political changes could make certain companies less attractive for investment.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Funds. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Changes in market conditions will not have the same impact on all types of securities.

Information about Additional Risks

A Fund may engage in certain practices and invest in certain securities in addition to those described as its “principal investment strategies” in its Fund Summary section. For example, to the extent that a Fund engages in borrowing or securities lending, or uses derivatives, or invests in foreign securities, it will be subject to the additional risks associated with these practices and securities.

Borrowing, securities lending and using derivatives could create investment leverage, meaning that certain gains or losses could be amplified, increasing share price movements. If a Fund were to use certain derivatives to gain stock market exposure for excess cash holdings, it would increase its risk of loss.

Neuberger Berman Emerging Markets Equity Fund and Neuberger Berman International Large Cap Fund each may use derivatives for hedging as well as for speculation. A derivative instrument, whether used for hedging or for speculation, could fail to perform as expected, causing a loss for a Fund.

Foreign securities involve risks in addition to those associated with comparable U.S. securities, and can fluctuate more widely in price, and may also be less liquid than, comparable U.S. securities.

When a Fund anticipates adverse market, economic, political or other conditions, or receives large cash inflows, it may temporarily depart from its goal and use a different investment strategy (including leaving a significant portion of its assets uninvested) for defensive purposes. Doing so could help a Fund avoid losses, but may mean lost opportunities. In addition, different factors could affect a Fund’s performance and a Fund may not achieve its goal.

Descriptions of Indices

The FTSE NAREIT Equity REITs Index is an unmanaged index of all equity REITs currently listed on the New York Stock Exchange, NASDAQ National Market System and the American Stock Exchange.  Effective December 20, 2010, the FTSE NAREIT Equity REITs Index will be designated the FTSE NAREIT All Equity REITs Index.

The MSCI EAFE Index is an unmanaged index of stocks from Europe, Australasia, and the Far East.

The MSCI Emerging Markets Index is an unmanaged index that is designed to measure the equity market performance of emerging markets.

The Russell 1000 Growth Index is an unmanaged index of U.S. mid- and large-cap growth stocks.

The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

The Russell 2000 Growth Index is an unmanaged index of U.S. small-cap growth stocks.

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

The Russell 2000 Value Index is an unmanaged index of U.S. small-cap value stocks.

The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks.

The Russell Midcap Index is an unmanaged index of U.S. mid-cap stocks.

The Russell Midcap Value Index is an unmanaged index of U.S. mid-cap value stocks.

The S&P 500 Index is an unmanaged index of U.S. stocks.

Management of the Funds

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is each Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing a Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees a Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage approximately $179.7 billion in total assets (as of 9/30/2010) and continue an asset management history that began in 1939.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Funds’ semi-annual report dated February 2009.

Neuberger Berman Emerging Markets Equity Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager were 1.26%, 1.26% and 1.15%, respectively, of average net assets for Class A, Class C and Institutional Class.

Neuberger Berman Equity Income Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager were 0.81%, 0.81% and 0.70%, respectively, of average net assets for Class A, Class C and Institutional Class.

Neuberger Berman Focus Fund: For the 12 months ended 8/31/2010, the management fees paid to the Manager by the Fund were 0.53% of its average net assets. Each of Class A, Class C and Institutional Class of the Fund pays the Manager fees at the annual rate of 0.26%, 0.26% and 0.15%, respectively, of its average daily net assets for administrative services provided to the respective class of the Fund.

Neuberger Berman Guardian Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager were 0.77%, 0.77% and 0.66%, respectively, of average net assets for Class A, Class C and Institutional Class.

Neuberger Berman International Large Cap Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager were 0.81%, 0.81% and 0.70%, respectively, of average net assets for Class A, Class C and Institutional Class.

The Manager has voluntarily undertaken to waive or reimburse certain expenses of Class A of the Fund so that its total annual operating expenses are limited to 1.24% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses, if any, and is in addition to the contractual undertaking described previously in the prospectus. The Manager may, at its sole discretion, terminate this voluntary commitment with notice to the Fund.

Neuberger Berman Intrinsic Value Fund: The Fund pays the Manager fees at the annual rate of 0.85% of the first $250 million, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million, and 0.65% of amounts in excess of $1 billion of the Fund’s average daily net assets for investment management services. Each of Class A, Class C and Institutional Class of the Fund pays the Manager fees at the annual rate of 0.26%, 0.26% and 0.15%, respectively, of its average daily net assets for administrative services provided to the respective class of the Fund.

Neuberger Berman Large Cap Disciplined Growth Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager were 0.80%, 0.80% and 0.69%, respectively, of average net assets for Class A, Class C and Institutional Class.

Neuberger Berman Mid Cap Growth Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager were 0.80%, 0.80% and 0.69%, respectively, of average net assets for Class A, Class C and Institutional Class.

Neuberger Berman Multi-Cap Opportunities Fund: For the 12 months ended 8/31/2010, the management fees paid to the Manager by the Fund were 0.60% of its average net assets. Each of Class A, Class C and Institutional Class of the Fund pays the

Manager fees at the annual rate of 0.26%, 0.26% and 0.15%, respectively, of its average daily net assets for administrative services provided to the respective class of the Fund.

Neuberger Berman Partners Fund: For the 12 months ended 8/31/2010, the management fees paid to the Manager by the Fund were 0.46% of its average net assets. Each of Class A, Class C and Institutional Class of the Fund pays the Manager fees at the annual rate of 0.26%, 0.26% and 0.15%, respectively, of its average daily net assets for administrative services provided to the respective class of the Fund.

Neuberger Berman Real Estate Fund: For the 12 months ended 8/31/2010, the management fees paid to the Manager by the Fund were 0.80% of its average net assets. Each of Class A, Class C and Institutional Class of the Fund pays the Manager fees at the annual rate of 0.26%, 0.26% and 0.15%, respectively, of its average daily net assets for administrative services provided to the respective class of the Fund.

Neuberger Berman Regency Fund: For the fiscal period ended 8/31/2010, the management/administration fees paid to the Manager were 0.76%, 0.76% and 0.65%, respectively, of average net assets for Class A, Class C and Institutional Class, after voluntary waiver.

The Manager has voluntarily agreed to waive its management fee in the amount of 0.05% of the average daily net assets of the Fund effective March 8, 2010. The Manager may, at its sole discretion, modify or terminate this voluntary waiver without notice to the Fund.

Neuberger Berman Select Equities Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager were 0.81%, 0.81% and 0.70%, respectively, of average net assets for Class A, Class C and Institutional Class.

Neuberger Berman Small Cap Growth Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager were 1.11%, 1.11% and 1.00%, respectively, of average net assets for Class A, Class C and Institutional Class.

Neuberger Berman Socially Responsive Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager were 0.77%, 0.77% and 0.66%, respectively, of average net assets for Class A, Class C and Institutional Class.

Portfolio Managers

Please see the Statement of Additional Information for additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of shares in the Fund(s) that he or she manages.

Neuberger Berman Emerging Markets Equity Fund

Conrad Saldanha, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Saldanha joined the firm in 2008 and is a Portfolio Manager for the Global Equity team and is responsible for Emerging Market equities. He has managed the Fund since its inception in 2008. Prior to joining the firm, he held several positions at another asset manager from 1996 and, most recently, was vice president and co-portfolio manager on the Global Emerging Markets product, as well as the portfolio manager for the Indian Equity strategy for this asset manager. Prior positions with this asset manager include vice president for International and European equities and analyst for International, European and Emerging equities.

Neuberger Berman Equity Income Fund

Richard Levine is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been a Portfolio Manager with the firm since 1989 and has served as Portfolio Manager since the Fund’s inception in 2006.

Anthony Gleason, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been a Portfolio Manager with the firm since 1999 and has served as Portfolio Manager since the Fund’s inception in 2006.

Alexandra Pomeroy is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. She has been a Portfolio Manager with the firm since 2005 and has served as Portfolio Manager since the Fund’s inception in 2006. Prior to that, she worked at another leading financial services firm for five years advising fund managers in her role as a relationship manager in the institutional research sales department.

Neuberger Berman Focus Fund

Timothy Creedon, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Creedon joined the firm in 2005 and has been a Portfolio Manager of the Fund since 2011. He is the Director of Research for the Global Equity Research Department.

David Levine, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been a Portfolio Manager of the Fund since 2008. He is a Portfolio Manager of the Large Cap Value Team of Neuberger Berman LLC. He joined Neuberger Berman in 1995.

Neuberger Berman Guardian Fund

Arthur Moretti, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He joined each firm in 2001 and has managed the Fund since 2002.

Ingrid S. Dyott is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. She has been an Associate Manager of the Fund since 2003 and has been a Portfolio Manager at Neuberger Berman since 1997.

Sajjad S. Ladiwala, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been an Associate Manager of the Fund since 2003.

Mamundi Subhas, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been an Associate Manager of the Fund since 2008. He joined the firm in 2001.

Neuberger Berman International Large Cap Fund

Benjamin Segal is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Segal joined the firms in 1999 and has been the Portfolio Manager of the Fund since its inception in 2006. He has been a Portfolio Manager at Neuberger Berman Management LLC since 2000, with responsibility for other mutual funds advised by the Manager.

Neuberger Berman Intrinsic Value Fund

Benjamin H. Nahum is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Nahum joined the firm in 2008. He has co-managed the Fund since its inception in 2010. Prior to joining the firm, Mr. Nahum was a principal and executive vice president at David J. Greene & Co., LLC (“D.J. Greene”), the investment adviser to the Fund’s predecessor partnership and account, from 1991 to 2008. D.J. Greene was acquired by Neuberger Berman in 2008. Mr. Nahum was the portfolio manager of the Fund’s predecessors from 1997 to 2010.

James F. McAree is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. McAree joined the firm in 2008. He has co-managed the Fund since its inception in 2010. Prior to joining the firm, Mr. McAree was a principal and research analyst at D.J. Greene, the investment adviser to the Fund’s predecessor partnership and account, from 2005 to 2008. D.J. Greene was acquired by Neuberger Berman in 2008. Mr. McAree was a research analyst for the Fund’s predecessors from 2005 to 2010.

Amit Solomon, PhD, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Solomon joined the firm in 2008. He has co-managed the Fund since its inception in 2010. Prior to joining the firm, Mr. Solomon was a principal and senior research analyst at D.J. Greene, the investment adviser to the Fund’s predecessor partnership and account, from 2002 to 2008. D.J. Greene was acquired by Neuberger Berman in 2008. Mr. Solomon was a research analyst for the Fund’s predecessors from 2002 to 2010.

Neuberger Berman Large Cap Disciplined Growth Fund

Daniel D. Rosenblatt is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Rosenblatt joined the firms in 1990 and has been a Portfolio Manager of the Fund since 2007.

John J. Barker is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Barker joined the firms in 1994 and has been a Portfolio Manager of the Fund since 2007.

Daniel J. Fletcher, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Fletcher joined the firms in 2004 and has been a Portfolio Manager of the Fund since 2007.

Lawrence K. Fisher is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Fisher has been a Portfolio Manager of the Fund since 2008, and he joined Neuberger Berman in 1998.

Neuberger Berman Mid Cap Growth Fund

Kenneth J. Turek is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Turek has managed the Fund since 2003.

Neuberger Berman Multi-Cap Opportunities Fund

Richard S. Nackenson is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He is also a Senior Portfolio Manager for separate accounts at Neuberger Berman. He has been a Portfolio Manager of the Fund since December 2009. Mr. Nackenson joined Neuberger Berman in 1999.

Neuberger Berman Partners Fund

S. Basu Mullick is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has managed the Fund since 1998.

Neuberger Berman Real Estate Fund

Steve S. Shigekawa is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been co-portfolio manager of the Fund since 2008 and was an associate portfolio manager of the Fund from 2005 to 2008. Prior to that, he was an analyst with the firm covering REIT securities since 2002.

Brian Jones, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been co-portfolio manager of the Fund since 2008. After joining the firm in 1999, he was an associate analyst. In 2003, he became an analyst covering REIT securities and was named an associate portfolio manager for separately managed accounts investing in REIT securities in 2007.

Neuberger Berman Regency Fund

S. Basu Mullick is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has managed the Fund since 2005 and has been a fund manager at Neuberger Berman Management LLC since 1998. He previously co-managed the Fund from its inception in 1999 to 2000.

Neuberger Berman Select Equities Fund

Gerald Kaminsky is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Kaminsky joined the firms in 1999 and has been a Portfolio Manager of the Fund since its inception.

Michael Kaminsky is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Kaminsky joined the firms in 1996 and has been a Portfolio Manager of the Fund since its inception.

Richard Werman is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Werman joined the firms in 2002 and has been a Portfolio Manager of the Fund since its inception.

Mindy Schwartzapfel is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. Ms. Schwartzapfel joined the firms in 1998 and has been an Associate Portfolio Manager of the Fund since its inception.

Neuberger Berman Small Cap Growth Fund

David H. Burshtan is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Burshtan has managed the Fund since 2003.

Neuberger Berman Socially Responsive Fund

Arthur Moretti, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He joined each firm and has been co-manager of the Fund since 2001.

Ingrid S. Dyott is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. She has been co-manager of the Fund since 2003 and before that was an Associate Manager of the Fund since 1997.

Sajjad S. Ladiwala, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been an Associate Manager of the Fund since 2003.

Mamundi Subhas, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been an Associate Manager of the Fund since 2008. He joined the firm in 2001.

Financial Highlights
Neuberger Berman Emerging Markets Equity Fund — Class A

YEAR ENDED AUGUST 31,		2009(1)	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00	14.02
Plus:	Income from investment operations
	Net investment income	0.15	0.09
	Net gains (losses) — realized and unrealized	4.13	2.50
	Subtotal: income from investment operations	4.28	2.59
	Redemption fees	0.00	0.00
Minus:	Distributions to shareholders
	Income dividends	0.26	0.04
	Capital gains distributions	—	1.00
	Subtotal: distributions to shareholders	0.26	1.04
Equals:	Share price (NAV) at end of year	14.02	15.57
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.53(5)	1.51
Gross expenses(2)		18.97(5)(7)	6.71
Expenses(3)		1.53(5)	1.51
Net investment income - actual		1.31(5)	0.61
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		44.38(6)	18.58
Net assets at end of year (in millions of dollars)		1.8	5.5
Portfolio turnover rate (%)		84(6)	81

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 10/8/2008 (beginning of operations) to 8/31/2009.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Organizational expenses, which are non-recurring expenses, are included in the ratio on a non-annualized basis.

Financial Highlights
Neuberger Berman Emerging Markets Equity Fund — Class C

YEAR ENDED AUGUST 31,		2009(1)	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00	13.96
Plus:	Income from investment operations
	Net investment income (loss)	0.08	(0.10)
	Net gains (losses) — realized and unrealized	4.12	2.55
	Subtotal: income from investment operations	4.20	2.45
	Redemption fees	0.00	0.00
Minus:	Distributions to shareholders
	Income dividends	0.24	—
	Capital gains distributions	—	1.00
	Subtotal: distributions to shareholders	0.24	1.00
Equals:	Share price (NAV) at end of year	13.96	15.41
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		2.28(5)	2.26
Gross expenses(2)		17.56(5)(7)	7.05
Expenses(3)		2.28(5)	2.26
Net investment income - actual		0.77(5)	(0.63)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		43.42(6)	17.62
Net assets at end of year (in millions of dollars)		0.2	0.2
Portfolio turnover rate (%)		84(6)	81

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 10/8/2008 (beginning of operations) to 8/31/2009.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Organizational expenses, which are non-recurring expenses, are included in the ratio on a non-annualized basis.

Financial Highlights
Neuberger Berman Emerging Markets Equity Fund — Institutional Class

YEAR ENDED AUGUST 31,		2009(1)	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00	14.05
Plus:	Income from investment operations
	Net investment income	0.15	0.11
	Net gains (losses) — realized and unrealized	4.16	2.51
	Subtotal: income from investment operations	4.31	2.62
	Redemption fees	0.00	0.00
Minus:	Distributions to shareholders
	Income dividends	0.26	0.06
	Capital gains distributions	—	1.00
	Subtotal: distributions to shareholders	0.26	1.06
Equals:	Share price (NAV) at end of year	14.05	15.61
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.28(5)	1.26
Gross expenses(2)		14.78(5)(7)	6.65
Expenses(3)		1.28(5)	1.26
Net investment income — actual		1.55(5)	0.72
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		44.66(6)	18.76
Net assets at end of year (in millions of dollars)		4.0	9.0
Portfolio turnover rate (%)		84(6)	81

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 10/8/2008 (beginning of operations) to 8/31/2009.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Organizational expenses, which are non-recurring expenses, are included in the ratio on a non-annualized basis.

Financial Highlights
Neuberger Berman Equity Income Fund — Class A

YEAR ENDED AUGUST 31,		2008(1)	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.95	10.72	8.72
Plus:	Income from investment operations
	Net investment income	0.07	0.25	0.36
	Net gains (losses) — realized and unrealized	(0.24)	(1.99)	1.22
	Subtotal: income from investment operations	(0.17)	(1.74)	1.58
Minus:	Distributions to shareholders
	Income dividends	0.06	0.19	0.31
	Capital gains distributions	—	0.07	—
	Subtotal: distributions to shareholders	0.06	0.26	0.31
Equals:	Share price (NAV) at end of year	10.72	8.72	9.99
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.16(5)	1.16	1.16
Gross expenses(2)		5.67(5)	2.31	1.36
Expenses(3)		1.17(5)	1.16	1.16
Net investment income — actual		2.72(5)	3.15	3.70
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(1.57)(6)	(16.01)	18.36
Net assets at end of year (in millions of dollars)		23.6	43.0	176.6
Portfolio turnover rate (%)		48(7)	61	29

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 6/9/2008 (beginning of operations) to 8/31/2008.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2008.

Financial Highlights
Neuberger Berman Equity Income Fund — Class C

YEAR ENDED AUGUST 31,		2008(1)	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.95	10.71	8.70
Plus:	Income from investment operations
	Net investment income	0.05	0.20	0.31
	Net gains (losses) — realized and unrealized	(0.24)	(2.00)	1.20
	Subtotal: income from investment operations	(0.19)	(1.80)	1.51
Minus:	Distributions to shareholders
	Income dividends	0.05	0.14	0.25
	Capital gains distributions	—	0.07	—
	Subtotal: distributions to shareholders	0.05	0.21	0.25
Equals:	Share price (NAV) at end of year	10.71	8.70	9.96
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.90(5)	1.91	1.91
Gross expenses(2)		6.94(5)	2.80	2.12
Expenses(3)		1.92(5)	1.91	1.91
Net investment income — actual		2.22(5)	2.46	3.15
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(1.72)(6)	(16.60)	17.59
Net assets at end of year (in millions of dollars)		1.2	4.3	44.0
Portfolio turnover rate (%)		48(7)	61	29

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 6/9/2008 (beginning of operations) to 8/31/2008.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2008.

Financial Highlights
Neuberger Berman Equity Income Fund — Institutional Class

YEAR ENDED AUGUST 31,		2007(1)	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00	10.52	10.72	8.74
Plus:	Income from investment operations
	Net investment income	0.25	0.31	0.34	0.40
	Net gains (losses) — realized and unrealized	0.52	0.40	(2.04)	1.22
	Subtotal: income from investment operations	0.77	0.71	(1.70)	1.62
Minus:	Distributions to shareholders
	Income dividends	0.25	0.27	0.21	0.34
	Capital gains distributions	0.00	0.24	0.07	—
	Subtotal: distributions to shareholders	0.25	0.51	0.28	0.34
Equals:	Share price (NAV) at end of year	10.52	10.72	8.74	10.02
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.00(5)	0.96	0.80	0.80
Gross expenses(2)		2.91(5)	3.63	1.32	1.01
Expenses(3)		1.00(5)	0.97	0.80	0.80
Net investment income — actual		2.81(5)	2.94	3.97	4.09
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		7.73(6)	7.01	(15.54)	18.81
Net assets at end of year (in millions of dollars)		5.4	5.6	18.9	100.9
Portfolio turnover rate (%)		26(6)	48	61	29

The above figures for the period prior to June 9, 2008 are from the Equity Income Fund Trust Class. On June 9, 2008, Trust Class shares of Equity Income Fund converted into Institutional Class shares of Equity Income Fund. All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 11/2/2006 (beginning of operations) to 8/31/2007.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.

Financial Highlights
Neuberger Berman Focus Fund — Class A

YEAR ENDED AUGUST 31,		2010(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	12.97
Plus:	Income from investment operations
	Net investment income (loss)	0.03
	Net gains (losses) — realized and unrealized	(1.27)
	Subtotal: income from investment operations	(1.24)
Equals:	Share price (NAV) at end of year	11.73
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.11(5)
Gross expenses(2)		37.28(5)
Expenses(3)		1.11(5)
Net investment income (loss) — actual		1.44(5)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(9.56)(6)
Net assets at end of year (in millions of dollars)		0.1
Portfolio turnover rate (%)		89(7)

All of the above figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 6/21/2010 (beginning of operations) to 8/31/2010.
(2)	Shows what this ratio would have been if there had been no expense reimbursement.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2010.

Financial Highlights
Neuberger Berman Focus Fund — Class C

YEAR ENDED AUGUST 31,		2010(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	8.94
Plus:	Income from investment operations
	Net investment income (loss)	0.01
	Net gains (losses) — realized and unrealized	(0.88)
	Subtotal: income from investment operations	(0.87)
Equals:	Share price (NAV) at end of year	8.07
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.86(5)
Gross expenses(2)		38.06(5)
Expenses(3)		1.86(5)
Net investment income (loss) — actual		0.69(5)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(9.73)(6)
Net assets at end of year (in millions of dollars)		0.1
Portfolio turnover rate (%)		89(7)

All of the above figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 6/21/2010 (beginning of operations) to 8/31/2010.
(2)	Shows what this ratio would have been if there had been no expense reimbursement.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2010.

Financial Highlights
Neuberger Berman Focus Fund — Institutional Class

YEAR ENDED AUGUST 31,		2010(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	17.77
Plus:	Income from investment operations
	Net investment income (loss)	0.06
	Net gains (losses) — realized and unrealized	(1.75)
	Subtotal: income from investment operations	(1.69)
Equals:	Share price (NAV) at end of year	16.08
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		0.75(5)
Gross expenses(2)		36.90(5)
Expenses(3)		0.75(5)
Net investment income (loss) — actual		1.80(5)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(9.51)(6)
Net assets at end of year (in millions of dollars)		0.1
Portfolio turnover rate (%)		89(7)

All of the above figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 6/21/2010 (beginning of operations) to 8/31/2010.
(2)	Shows what this ratio would have been if there had been no expense reimbursement.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2010.

Financial Highlights
Neuberger Berman Guardian Fund — Class A

YEAR ENDED AUGUST 31,		2009(1)	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	8.15	8.75
Plus:	Income from investment operations
	Net investment income (loss)	0.01	0.02
	Net gains (losses) — realized and unrealized	0.59	0.66
	Subtotal: income from investment operations	0.60	0.68
Minus:	Distributions to shareholders
	Income dividends	—	0.07
	Subtotal: distributions to shareholders	—	0.07
Equals:	Share price (NAV) at end of year	8.75	9.36
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.11(5)	1.11
Gross expenses(2)		2.24(5)	1.22
Expenses(3)		1.11(5)	1.11
Net investment income (loss) — actual		0.41(5)	0.23
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		7.36(6)	7.72
Net assets at end of year (in millions of dollars)		0.5	3.5
Portfolio turnover rate (%)		29(7)	36

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 5/27/2009 (beginning of operations) to 8/31/2009.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2009.

Financial Highlights
Neuberger Berman Guardian Fund — Class C

YEAR ENDED AUGUST 31,		2009(1)	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	9.21	9.86
Plus:	Income from investment operations
	Net investment income (loss)	0.00	(0.06)
	Net gains (losses) — realized and unrealized	0.65	0.76
	Subtotal: income from investment operations	0.65	0.70
Minus:	Distributions to shareholders
	Income dividends	—	0.05
	Subtotal: distributions to shareholders	—	0.05
Equals:	Share price (NAV) at end of year	9.86	10.51
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.86(5)	1.86
Gross expenses(2)		6.27(5)	2.46
Expenses(3)		1.86(5)	1.86
Net investment income (loss) — actual		0.01(5)	(0.51)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		7.06(6)	7.08
Net assets at end of year (in millions of dollars)		0.1	0.4
Portfolio turnover rate (%)		29(7)	36

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 5/27/2009 (beginning of operations) to 8/31/2009.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2009.

Financial Highlights

Neuberger Berman Guardian Fund — Institutional Class

YEAR ENDED AUGUST 31,		2009(1)	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.39	11.16
Plus:	Income from investment operations
	Net investment income (loss)	0.03	0.08
	Net gains (losses) — realized and unrealized	0.74	0.84
	Subtotal: income from investment operations	0.77	0.92
Minus:	Distributions to shareholders
	Income dividends	—	0.07
	Subtotal: distributions to shareholders	—	0.07
Equals:	Share price (NAV) at end of year	11.16	12.01
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		0.75(5)	0.75
Gross expenses(2)		5.16(5)	0.81
Expenses(3)		0.75(5)	0.75
Net investment income — actual		1.12(5)	0.65
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		7.41(6)	8.22
Net assets at end of period (in millions of dollars)		0.1	4.3
Portfolio turnover rate (%)		29(7)	36

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 5/27/2009 (beginning of operations) to 8/31/2009.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangement.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2009.

Financial Highlights
Neuberger Berman International Large Cap Fund — Class A

YEAR ENDED AUGUST 31,		2008(1)	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	11.30	10.12	7.90
Plus:	Income from investment operations
	Net investment income	0.08	0.11	0.10
	Net gains (losses) — realized and unrealized	(1.26)	(2.08)	0.37
	Subtotal: income from investment operations	(1.18)	(1.97)	0.47
	Redemption fees	0.00	0.00	0.00
Minus:	Distributions to shareholders
	Income dividends	0.00	0.25	0.10
	Capital gains distributions	0.00	—	—
	Subtotal: distributions to shareholders	0.00	0.25	0.10
Equals:	Share price (NAV) at end of year	10.12	7.90	8.27
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.34(5)	1.29	1.24
Gross expenses(2)		1.70(5)	2.17	1.52
Expenses(3)		1.34(5)	1.29	1.24
Net investment income — actual		1.15(5)	1.63	1.24
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(10.44)(6)	(18.83)	5.87
Net assets at end of year (in millions of dollars)		2.2	4.0	9.3
Portfolio turnover rate (%)		97(7)	90	45

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 12/20/2007 (beginning of operations) to 8/31/2008.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2008.

Financial Highlights
Neuberger Berman International Large Cap Fund — Class C

YEAR ENDED AUGUST 31,		2008(1)	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	11.30	10.06	7.87
Plus:	Income from investment operations
	Net investment income	0.16	0.08	0.04
	Net gains (losses) — realized and unrealized	(1.40)	(2.08)	0.36
	Subtotal: income from investment operations	(1.24)	(2.00)	0.40
	Redemption fees	0.00	0.00	0.00
Minus:	Distributions to shareholders
	Income dividends	0.00	0.19	0.07
	Capital gains distributions	0.00	—	—
	Subtotal: distributions to shareholders	0.00	0.19	0.07
Equals:	Share price (NAV) at end of year	10.06	7.87	8.20
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		2.03(5)	2.01	2.01
Gross expenses(2)		4.08(5)	3.94	2.29
Expenses(3)		2.04(5)	2.01	2.01
Net investment income — actual		2.05(5)	1.23	0.45
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(10.97)(6)	(19.34)	5.02
Net assets at end of year (in millions of dollars)		0.1	0.4	1.5
Portfolio turnover rate (%)		97(7)	90	45

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 12/20/2007 (beginning of operations) to 8/31/2008.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2008.

Financial Highlights
Neuberger Berman International Large Cap Fund — Institutional Class

YEAR ENDED AUGUST 31,		2007(1)	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.19	12.11	10.15	7.93
Plus:	Income from investment operations
	Net investment income	0.19	0.29	0.14	0.12
	Net gains (losses) — realized and unrealized	1.80	(1.63)	(2.09)	0.38
	Subtotal: income from investment operations	1.99	(1.34)	(1.95)	0.50
	Redemption fees	0.00	0.00	0.00	0.00
Minus:	Distributions to shareholders
	Income dividends	0.06	0.22	0.27	0.11
	Capital gain distributions	0.01	0.40	—	—
	Subtotal: distributions to shareholders	0.07	0.62	0.27	0.11
Equals:	Share price (NAV) at end of year	12.11	10.15	7.93	8.32
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		0.89(5)	0.92	0.92	0.90
Gross expenses(2)		0.99(5)	0.97	1.30	1.12
Expenses(3)		0.90(5)	0.93	0.92	0.90
Net investment income — actual		1.80(5)	2.59	2.00	1.45
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		19.56(6)	(11.60)	(18.57)	6.29
Net assets at end of year (in millions of dollars)		111.0	114.4	67.7	129.5
Portfolio turnover rate (%)		23(7)	97	90	45

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 10/6/2006 (beginning of operations) to 8/31/2007.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2007.

Financial Highlights
Neuberger Berman Intrinsic Value Fund — Class A

YEAR ENDED AUGUST 31,		2010(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00
Plus:	Income from investment operations
	Net investment income (loss)	(0.00)
	Net gains (losses) — realized and unrealized	(0.60)
	Subtotal: income from investment operations	(0.60)
Equals:	Share price (NAV) at end of year	9.40
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.36(5)
Gross expenses(2)		2.11(5)(7)
Expenses(3)		1.36(5)
Net investment income (loss) — actual		(0.02)(5)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(6.00)(6)
Net assets at end of year (in millions of dollars)		0.6
Portfolio turnover rate (%)		19(6)

All of the above figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 5/10/2010 (beginning of operations) to 8/31/2010.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Organization expenses, which are non-recurring expenses, are included in the ratio on a non-annualized basis.

Financial Highlights
Neuberger Berman Intrinsic Value Fund — Class C

YEAR ENDED AUGUST 31,		2010(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00
Plus:	Income from investment operations
	Net investment income (loss)	(0.02)
	Net gains (losses) — realized and unrealized	(0.60)
	Subtotal: income from investment operations	(0.62)
Equals:	Share price (NAV) at end of year	9.38
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		2.11(5)
Gross expenses(2)		3.09(5)(7)
Expenses(3)		2.11(5)
Net investment income (loss) — actual		(0.79)(5)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(6.20)(6)
Net assets at end of year (in millions of dollars)		0.0
Portfolio turnover rate (%)		19(6)

All of the above figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 5/10/2010 (beginning of operations) to 8/31/2010.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Organization expenses, which are non-recurring expenses, are included in the ratio on a non-annualized basis

Financial Highlights
Neuberger Berman Intrinsic Fund — Institutional Class

YEAR ENDED AUGUST 31,		2010(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00
Plus:	Income from investment operations
	Net investment income (loss)	0.01
	Net gains (losses) — realized and unrealized	(0.60)
	Subtotal: income from investment operations	(0.59)
Equals:	Share price (NAV) at end of year	9.41
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.00(5)
Gross expenses(2)		1.70(5)(7)
Expenses(3)		1.00(5)
Net investment income (loss) — actual		0.33(5)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(5.90)(6)
Net assets at end of year (in millions of dollars)		80.9
Portfolio turnover rate (%)		19(6)

All of the above figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 5/10/2010 (beginning of operations) to 8/31/2010.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Organization expenses, which are non-recurring expenses, are included in the ratio on a non-annualized basis.

Financial Highlights
Neuberger Berman Large Cap Disciplined Growth Fund — Class A

YEAR ENDED AUGUST 31,		2009(1)	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	5.28	6.04
Plus:	Income from investment operations
	Net investment income (loss)	0.01	0.02
	Net gains (losses) — realized and unrealized	0.75	0.12
	Subtotal: income from investment operations	0.76	0.14
Equals:	Share price (NAV) at end of year	6.04	6.18
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.11(5)	1.11
Gross expenses(2)		1.79(5)	1.30
Expenses(3)		1.11(5)	1.11
Net investment income (loss) — actual		0.47(5)	0.35
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		14.39(6)	2.32
Net assets at end of year (in millions of dollars)		63.7	33.0
Portfolio turnover rate (%)		132(7)	104

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 4/6/2009 (beginning of operations) to 8/31/2009.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2009.

Financial Highlights
Neuberger Berman Large Cap Disciplined Growth Fund — Class C

YEAR ENDED AUGUST 31,		2009(1)	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	5.28	6.02
Plus:	Income from investment operations
	Net investment income (loss)	(0.01)	(0.03)
	Net gains (losses) — realized and unrealized	0.75	0.13
	Subtotal: income from investment operations	0.74	0.10
Equals:	Share price (NAV) at end of year	6.02	6.12
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.86(5)	1.86
Gross expenses(2)		2.56(5)	2.01
Expenses(3)		1.86(5)	1.86
Net investment income (loss) — actual		(0.28)(5)	(0.46)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		14.02(6)	1.66
Net assets at end of year (in millions of dollars)		25.9	31.0
Portfolio turnover rate (%)		132(7)	104

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 4/6/2009 (beginning of operations) to 8/31/2009.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2009.

Financial Highlights
Neuberger Berman Large Cap Disciplined Growth Fund — Institutional Class

YEAR ENDED AUGUST 31,		2009(1)	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	5.28	6.05
Plus:	Income from investment operations
	Net investment income (loss)	0.02	0.04
	Net gains (losses) — realized and unrealized	0.75	0.13
	Subtotal: income from investment operations	0.77	0.17
Minus:	Distributions to shareholders
	Income dividends	—	0.02
Equals:	Share price (NAV) at end of year	6.05	6.20
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		0.75(5)	0.75
Gross expenses(2)		1.57(5)	0.87
Expenses(3)		0.75(5)	0.75
Net investment income — actual		0.86(5)	0.61
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		14.58(6)	2.76
Net assets at end of period (in millions of dollars)		23.3	346.6
Portfolio turnover rate (%)		132(7)	104

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 4/6/2009 (beginning of operations) to 8/31/2009.
(2)	Shows what this would have been if there had been no expense reimbursements and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2009.

Financial Highlights
Neuberger Berman Mid Cap Growth Fund — Class A

YEAR ENDED AUGUST 31,		2009(1)	2010
PER-SHARE DATA ($)
Data apply to a single share throughout the year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.34	11.31
Plus:	Income from investment operations
	Net investment income (loss)	(0.00)	(0.07)
	Net gains/losses — realized and unrealized	0.97	1.60
	Subtotal: income from investment operations	0.97	1.53
Equals:	Share price (NAV) at end of year	11.31	12.84
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.11(4)	1.11
Gross expenses(2)		4.05(4)	1.28
Expenses(3)		1.11(4)	1.11
Net investment income (loss) — actual		(0.01)(4)	(0.51)
OTHER DATA
Total return shows how an investment in the Fund would have performed over the year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(5)		9.38(6)	13.53
Net assets at end of year (in millions of dollars)		0.1	13.6
Portfolio turnover rate (%)		69(7)	70

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 5/27/2009 (beginning of operations) to 8/31/2009.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Annualized.
(5)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2009.

Financial Highlights
Neuberger Berman Mid Cap Growth Fund — Class C

YEAR ENDED AUGUST 31,		2009(1)	2010
PER-SHARE DATA ($)
Data apply to a single share throughout the year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.64	11.62
Plus:	Income from investment operations
	Net investment income (loss)	(0.02)	(0.18)
	Net gains/losses - realized and unrealized	1.00	1.65
	Subtotal: income from investment operations	0.98	1.47
Equals:	Share price (NAV) at end of year	11.62	13.09
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.86(4)	1.86
Gross expenses(2)		6.29(4)	2.64
Expenses(3)		1.86(4)	1.86
Net investment income (loss) — actual		(0.64)(4)	(1.32)
OTHER DATA
Total return shows how an investment in the Fund would have performed over the year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(5)		9.21(6)	12.65
Net assets at end of year (in millions of dollars)		0.1	0.2
Portfolio turnover rate (%)		69(7)	70

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 5/27/2009 (beginning of operations) to 8/31/2009.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Annualized.
(5)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fee.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2009.

Financial Highlights
Neuberger Berman Mid Cap Growth Fund — Institutional Class

YEAR ENDED AUGUST 31,		2007(1)	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	9.97	10.55	9.57	7.50
Plus:	Income from investment operations
	Net investment income (loss)	(0.01)	(0.02)	0.01	(0.02)
	Net gains (losses) — realized and unrealized	0.59	(0.96)	(2.08)	1.06
	Subtotal: income from investment operations	0.58	(0.98)	(2.07)	1.04
Equals:	Share price (NAV) at end of year	10.55	9.57	7.50	8.54
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		0.74(5)	0.75	0.75	0.75
Gross Expenses(2)		1.03(5)	0.78	0.87	0.83
Expenses(3)		0.75(5)	0.75	0.75	0.75
Net investment income (loss) — actual		(0.25)(5)	(0.22)	0.12	(0.22)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		5.82(6)	(9.29)	(21.63)	13.87
Net assets at end of year (in millions of dollars)		18.1	51.1	146.6	121.1
Portfolio turnover rate (%)		49(7)	70	69	70

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 4/19/2007 (beginning of operations) to 8/31/2007.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees.
(5)	Annualized.
(6)	Not Annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2007.

Financial Highlights
Neuberger Berman Multi-Cap Opportunities Fund — Class A

YEAR ENDED AUGUST 31,		2010(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	8.38
Plus:	Income from investment operations
	Net investment income (loss)	0.03
	Net gains (losses) — realized and unrealized	(0.39)
	Subtotal: income from investment operations	(0.36)
Equals:	Share price (NAV) at end of year	8.02
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.36(5)
Gross expenses(2)		3.18(5)
Expenses(3)		1.36(5)
Net investment income (loss) — actual		0.58(5)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(4.30)(6)
Net assets at end of year (in millions of dollars)		0.3
Portfolio turnover rate (%)		62(7)

All of the above figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 12/21/2009 (beginning of operations) to 8/31/2010.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2010.

Financial Highlights
Neuberger Berman Multi-Cap Opportunities Fund — Class C

YEAR ENDED AUGUST 31,		2010(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	8.38
Plus:	Income from investment operations
	Net investment income (loss)	(0.01)
	Net gains (losses) — realized and unrealized	(0.40)
	Subtotal: income from investment operations	0.41)
Equals:	Share price (NAV) at end of year	7.97
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		2.12(5)
Gross expenses(2)		6.43(5)
Expenses(3)		2.12(5)
Net investment income (loss) — actual		(0.18)(5)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(4.89)(6)
Net assets at end of year (in millions of dollars)		0.1
Portfolio turnover rate (%)		62(7)

All of the above figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 12/21/2009 (beginning of operations) to 8/31/2010.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2010.

Financial Highlights
Neuberger Berman Multi-Cap Opportunities Fund — Institutional Class

YEAR ENDED AUGUST 31,		2007(1)	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00	11.14	9.84	7.93
Plus:	Income from investment operations
	Net investment income (loss)	0.04	0.05	0.07	0.09
	Net gains (losses) — realized and unrealized	1.12	(0.86)	(1.84)	0.16
	Subtotal: income from investment operations	1.16	(0.81)	(1.77)	0.25
Minus:	Distributions to shareholders
	Income dividends	0.02	0.07	0.05	0.15
	Capital gain distributions	-	0.42	0.09	-
	Subtotal: distributions to shareholders	0.02	0.49	0.14	0.15
Equals:	Share price (NAV) at end of year	11.14	9.84	7.93	8.03
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.00(5)	1.01	1.02	1.00
Gross expenses(2)		2.31(5)	2.33	5.67	1.95
Expenses(3)		1.00(5)	1.01	1.02	1.00
Net investment income (loss) — actual		0.44(5)	0.46	1.02	1.10
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		11.58(6)	(7.53)	(17.74)	3.02
Net assets at end of year (in millions of dollars)		8.6	5.0	3.1	47.2
Portfolio turnover rate (%)		88(6)	129	124	62

The above figures for the period prior to December 21, 2009 are from the Multi-Cap Opportunities Fund Trust Class. On December 21, 2009, Trust Class shares of Multi-Cap Opportunities Fund converted into Institutional Class shares of Multi-Cap Opportunities Fund. All of the above figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 11/2/2006 (beginning of operations) to 8/31/2007.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.

Financial Highlights
Neuberger Berman Partners Fund — Class A

YEAR ENDED AUGUST 31,		2010(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	18.36
Plus:	Income from investment operations
	Net investment income (loss)	0.01
	Net gains (losses) — realized and unrealized	(1.47)
	Subtotal: income from investment operations	(1.46)
Minus:	Distributions to shareholders
	Income dividends	—
	Capital gain distributions	—
	Subtotal: distributions to shareholders	—
Equals:	Share price (NAV) at end of year	16.90
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.11(5)
Gross expenses(2)		35.72(5)
Expenses(3)		1.11(5)
Net investment income (loss) — actual		0.16(5)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(7.95)(6)
Net assets at end of year (in millions of dollars)		0.0
Portfolio turnover rate (%)		42(7)

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 6/21/2010 (beginning of operations) to 8/31/2010.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2010.

Financial Highlights
Neuberger Berman Partners Fund — Class C

YEAR ENDED AUGUST 31,		2010(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	15.85
Plus:	Income from investment operations
	Net investment income (loss)	(0.02)
	Net gains (losses) — realized and unrealized	(1.26)
	Subtotal: income from investment operations	(1.28)
Minus:	Distributions to shareholders
	Income dividends	—
	Capital gain distributions	—
	Subtotal: distributions to shareholders	—
Equals:	Share price (NAV) at end of year	14.57
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.86(5)
Gross expenses(2)		37.45(5)
Expenses(3)		1.86(5)
Net investment income (loss) — actual		(0.60)(5)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(8.08)(6)
Net assets at end of year (in millions of dollars)		0.00
Portfolio turnover rate (%)		42(7)

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 6/21/2010 (beginning of operations) to 8/31/2010.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2010.

Financial Highlights
Neuberger Berman Partners Fund — Institutional Class

YEAR ENDED AUGUST 31,		2006(1)	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	28.12	28.72	32.28	29.06	21.79
Plus:	Income from investment operations
	Net investment income	0.19	0.19	0.19	0.18	0.08
	Net gains (losses) — realized and unrealized	0.41	3.96	(2.04)	(7.08)	0.45
	Subtotal: income from investment operations	0.60	4.15	(1.85)	(6.90)	0.53
Minus:	Distributions to shareholders
	Income dividends	—	0.08	0.17	0.12	0.17
	Capital gain distributions	—	0.51	1.20	0.25	—
	Subtotal: distributions to shareholders	—	0.59	1.37	0.37	0.17
Equals:	Share price (NAV) at end of year	28.72	32.28	29.06	21.79	22.15
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		0.69(2)	0.65	0.65	0.70	0.69
Gross expenses(3)		0.96(2)	0.65	0.65	0.71	0.68
Expenses(4)		0.70(2)	0.66	0.66	0.70	0.69
Net investment income — actual		2.85(2)	0.59	0.59	1.01	0.35
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(5)		2.13(6)	14.49	(6.08)	(23.10)	2.35
Net assets at end of year (in millions of dollars)		130.5	133.5	168.1	161.3	148.7
Portfolio turnover rate (%)		33(6)	47	41	35	42

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 6/7/2006 (beginning of operations) to 8/31/2006.
(2)	Annualized.
(3)	Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of a portion of investment management fees.
(4)	Shows what this ratio would have been if there had been no expense offset arrangements.
(5)	Would have been lower/higher if Neuberger Berman Management LLC had not reimbursed/recouped certain expenses and/or waived a portion of investment management fees.
(6)	Not annualized.

Financial Highlights
Neuberger Berman Real Estate Fund — Class A

YEAR ENDED AUGUST 31,		2010(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.38
Plus:	Income from investment operations
	Net investment income (loss)	0.01
	Net gains (losses) — realized and unrealized	(0.11)
	Subtotal: income from investment operations	(0.10)
	Redemption fees	0.00
Minus:	Distributions to shareholders
	Income dividends	(0.02)
	Tax return of capital	(0.03)
	Subtotal: distributions to shareholders	(0.05)
Equals:	Share price (NAV) at end of year	10.23
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.21(5)
Gross expenses(2)		12.56(5)
Expenses(3)		1.21(5)
Net investment income (loss) — actual		0.68(5)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(0.98)(6)
Net assets at end of year (in millions of dollars)		0.5
Portfolio turnover rate (%)		70(7)

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 6/21/2010 (beginning of operations) to 8/31/2010.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2010.

Financial Highlights
Neuberger Berman Real Estate Fund — Class C

YEAR ENDED AUGUST 31,		2010(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.38
Plus:	Income from investment operations
	Net investment income (loss)	0.01
	Net gains (losses) — realized and unrealized	(0.12)
	Subtotal: income from investment operations	(0.11)
	Redemption fees	0.00
Minus:	Distributions to shareholders
	Income dividends	(0.01)
	Tax return of capital	(0.02)
	Subtotal: distributions to shareholders	(0.03)
Equals:	Share price (NAV) at end of year	10.24
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.96(5)
Gross expenses(2)		20.75(5)
Expenses(3)		1.96(5)
Net investment income (loss) — actual		0.66(5)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(1.08)(6)
Net assets at end of year (in millions of dollars)		0.1
Portfolio turnover rate (%)		70(7)

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 6/21/2010 (beginning of operations) to 8/31/2010.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2010.

Financial Highlights
Neuberger Berman Real Estate Fund — Institutional Class

YEAR ENDED AUGUST 31,		2008(1)	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.88	10.66	7.76
Plus:	Income from investment operations
	Net investment income	0.07	0.24	0.17
	Net gains (losses) — realized and unrealized	(0.22)	(2.82)	2.53
	Subtotal: income from investment operations	(0.15)	(2.58)	2.70
	Redemption fees	0.00	0.00	0.00
Minus:	Distributions to shareholders
	Income dividends	0.04	0.23	0.16
	Tax return of capital	0.03	0.09	0.05
	Subtotal: distributions to shareholders	0.07	0.32	0.21
Equals:	Share price (NAV) at end of year	10.66	7.76	10.25
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		0.86(5)	0.85	0.85
Gross expenses(2)		1.77(5)	2.80	1.39
Expenses(3)		0.87(5)	0.85	0.85
Net investment income — actual		2.76(5)	3.47	1.77
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(1.31)(6)	(23.46)	35.18
Net assets at end of year (in millions of dollars)		1.7	3.3	22.6
Portfolio turnover rate (%)		187(7)	181	70

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 6/4/2008 (beginning of operations) to 8/31/2008.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2008.

Financial Highlights
Neuberger Berman Regency Fund — Class A

YEAR ENDED AUGUST 31,		2010(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	11.41
Plus:	Income from investment operations
	Net investment income (loss)	0.00
	Net gains (losses) — realized and unrealized	(0.73)
	Subtotal: income from investment operations	(0.73)
Equals:	Share price (NAV) at end of year	10.68
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.21(5)
Gross expenses(2)		37.23(5)
Expenses(3)		1.21(5)
Net investment income (loss) — actual		0.04(5)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(6.40)(6)
Net assets at end of year (in millions of dollars)		0.0
Portfolio turnover rate (%)		51(7)

All of the above figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 6/21/2010 (beginning of operations) to 8/31/2010.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2010.

Financial Highlights
Neuberger Berman Regency Fund — Class C

YEAR ENDED AUGUST 31,		2010(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	11.41
Plus:	Income from investment operations
	Net investment income (loss)	(0.01)
	Net gains (losses) — realized and unrealized	(0.74)
	Subtotal: income from investment operations	(0.75)
Equals:	Share price (NAV) at end of year	10.66
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.96(5)
Gross expenses(2)		35.88(5)
Expenses(3)		1.96(5)
Net investment income (loss) — actual		(0.64)(5)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(6.57)(6)
Net assets at end of year (in millions of dollars)		0.0
Portfolio turnover rate (%)		51(7)

All of the above figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 6/21/2010 (beginning of operations) to 8/31/2010.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2010.

Financial Highlights
Neuberger Berman Regency Fund — Institutional Class

YEAR ENDED AUGUST 31,		2010(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	13.12
Plus:	Income from investment operations
	Net investment income (loss)	0.03
	Net gains (losses) — realized and unrealized	(0.87)
	Subtotal: income from investment operations	(0.84)
Equals:	Share price (NAV) at end of year	12.28
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		0.85(5)
Gross expenses(2)		1.03(5)
Expenses(3)		0.85(5)
Net investment income (loss) — actual		0.48(5)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(6.40)(6)
Net assets at end of year (in millions of dollars)		0.7
Portfolio turnover rate (%)		51(7)

All of the above figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 3/8/2010 (beginning of operations) to 8/31/2010.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2010.

Financial Highlights

Neuberger Berman Select Equities Fund — Class A
YEAR ENDED AUGUST 31,		2008(1)	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00	9.18	8.05
Plus:	Income from investment operations
	Net investment income (loss)	0.04	0.04	0.03
	Net gains (losses) — realized and unrealized	(0.86)	(1.14)	(0.03)
	Subtotal: income from investment operations	(0.82)	(1.10)	0.00
Minus:	Distributions to shareholders
	Income dividends	—	0.03	0.02
	Capital gains distributions	—	—	0.15
	Subtotal: distributions to shareholders	—	0.03	0.17
Equals:	Share price (NAV) at end of year	9.18	8.05	7.88
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.24(5)	1.20	1.20
Gross expenses(2)		3.99(5)	2.19	1.60
Expenses(3)		1.24(5)	1.20	1.20
Net investment income (loss) — actual		0.63(5)	0.52	0.36
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(8.20)(6)	(11.95)	(0.11)
Net assets at end of year (in millions of dollars)		4.9	38.3	38.0
Portfolio turnover rate (%)		53(6)	93	129

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 12/20/2007 (beginning of operations) to 8/31/2008.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.

Financial Highlights
Neuberger Berman Select Equities Fund — Class C

YEAR ENDED AUGUST 31,		2008(1)	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00	9.12	7.94
Plus:	Income from investment operations
	Net investment income (loss)	(0.01)	(0.02)	(0.03)
	Net gains (losses) — realized and unrealized	(0.87)	(1.13)	(0.02)
	Subtotal: income from investment operations	(0.88)	(1.15)	(0.05)
Minus:	Distributions to shareholders
	Income dividends	—	0.03	—
	Capital gains distributions	—	—	(0.15)
	Subtotal: distributions to shareholders	—	0.03	(0.15)
Equals:	Share price (NAV) at end of year	9.12	7.94	7.74
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.98(5)	1.95	1.95
Gross expenses(2)		7.21(5)	2.91	2.35
Expenses(3)		1.99(5)	1.95	1.95
Net investment income (loss) — actual		(0.08)(5)	(0.22)	(0.41)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(8.80)(6)	(12.58)	(0.75)
Net assets at end of year (in millions of dollars)		0.8	7.4	11.6
Portfolio turnover rate (%)		53(6)	93	129

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 12/20/2007 (beginning of operations) to 8/31/2008.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.

Financial Highlights
Neuberger Berman Select Equities Fund — Institutional Class

YEAR ENDED AUGUST 31,		2008(1)	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00	9.20	8.06
Plus:	Income from investment operations
	Net investment income (loss)	0.08	0.08	0.06
	Net gains (losses) — realized and unrealized	(0.88)	(1.19)	(0.01)
	Subtotal: income from investment operations	(0.80)	(1.11)	0.05
Minus:	Distributions to shareholders
	Income dividends	—	0.03	0.05
	Capital gains distributions	—	—	0.15
	Subtotal: distributions to shareholders	—	0.03	0.20
Equals:	Share price (NAV) at end of year	9.20	8.06	7.91
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		0.76(5)	0.75	0.75
Gross expenses(2)		13.92(5)	2.57	1.22
Expenses(3)		0.76(5)	0.75	0.75
Net investment income (loss) — actual		1.17(5)	1.04	0.78
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(8.00)(6)	(12.03)	0.44
Net assets at end of year (in millions of dollars)		2.3	6.5	17.6
Portfolio turnover rate (%)		53(6)	93	129

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 12/20/2007 (beginning of operations) to 8/31/2008.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.

Financial Highlights
Neuberger Berman Small Cap Growth Fund — Class A

YEAR ENDED AUGUST 31,		2009(1)	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	12.98	14.43
Plus:	Income from investment operations
	Net investment income (loss)	(0.03)	(0.16)
	Net gains (losses) — realized and unrealized	1.48	0.68
	Subtotal: income from investment operations	1.45	0.52
Equals:	Share price (NAV) at end of year	14.43	14.95
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.26(5)	1.26
Gross expenses(2)		5.34(5)	2.05
Expenses(3)		1.26(5)	1.26
Net investment income (loss) — actual		(0.76)(5)	(1.01)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		11.17(6)	3.60
Net assets at end of year (in millions of dollars)		0.1	0.5
Portfolio turnover rate (%)		292(7)	235

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 5/27/2009 (beginning of operations) to 8/31/2009.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2009.

Financial Highlights
Neuberger Berman Small Cap Growth Fund — Class C

YEAR ENDED AUGUST 31,		2009(1)	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	8.65	9.60
Plus:	Income from investment operations
	Net investment income (loss)	(0.04)	(0.19)
	Net gains (losses) — realized and unrealized	0.99	0.46
	Subtotal: income from investment operations	0.95	0.27
Equals:	Share price (NAV) at end of year	9.60	9.87
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		2.01(5)	2.01
Gross expenses(2)		6.65(5)	3.43
Expenses(3)		2.01(5)	2.01
Net investment income (loss) — actual		(1.47)(5)	(1.76)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		10.98(6)	2.81
Net assets at end of year (in millions of dollars)		0.1	0.1
Portfolio turnover rate (%)		292(7)	235

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 5/27/2009 (beginning of operations) to 8/31/2009.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2009.

Financial Highlights
Neuberger Berman Small Cap Growth Fund — Institutional Class

YEAR ENDED AUGUST 31,		2008(1)	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	17.64	17.95	13.23
Plus:	Income from investment operations
	Net investment loss	(0.04)	(0.06)	(0.09)
	Net gains (losses) — realized and unrealized	0.35	(4.66)	0.61
	Subtotal: income from investment operations	0.31	(4.72)	0.52
Equals:	Share price (NAV) at end of year	17.95	13.23	13.75
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment loss — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		0.90(5)	0.90	0.91
Gross expenses(2)		1.10(5)	1.69	1.28
Expenses(3)		0.91(5)	0.90	0.91
Net investment loss — actual		(0.55)(5)	(0.48)	(0.63)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		1.76(6)	(26.30)	3.93
Net assets at end of year (in millions of dollars)		4.3	7.5	82.6
Portfolio turnover rate (%)		185(7)	292	235

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 4/1/2008 (beginning of operations) to 8/31/2008.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2008.

Financial Highlights
Neuberger Berman Socially Responsive Fund — Class A

YEAR ENDED AUGUST 31,		2009(1)	2010
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	12.00	12.88
Plus:	Income from investment operations
	Net investment income (loss)	0.00	0.03
	Net gains (losses) — realized and unrealized	0.88	1.26
	Subtotal: income from investment operations	0.88	1.29
Minus:	Distributions to shareholders
	Income dividends	—	0.09
	Subtotal: distributions to shareholders	—	0.09
Equals:	Share price (NAV) at end of year	12.88	14.08
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.11(5)	1.11
Gross expenses(2)		1.70(5)	1.21
Expenses(3)		1.11(5)	1.11
Net investment income (loss) — actual		0.11(5)	0.18
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		7.33(6)	10.03
Net assets at end of year (in millions of dollars)		1.1	12.4
Portfolio turnover rate (%)		36(7)	41

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 5/27/2009 (beginning of operations) to 8/31/2009.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not Annualized
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2009.

Financial Highlights
Neuberger Berman Socially Responsive Fund — Class C

YEAR ENDED AUGUST 31,		2009(1)	2010
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	12.00	12.86
Plus:	Income from investment operations
	Net investment income (loss)	(0.01)	(0.08)
	Net gains (losses) — realized and unrealized	0.87	1.25
	Subtotal: income from investment operations	0.86	1.17
Minus:	Distribution to shareholders
	Income dividends	—	0.09
	Subtotal: distributions to shareholders	—	0.09
Equals:	Share price (NAV) at end of year	12.86	13.94
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.86(5)	1.86
Gross expenses(2)		6.17(5)	1.99
Expenses(3)		1.86(5)	1.86
Net investment income (loss) — actual		(0.40)(5)	(0.57)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		7.17(6)	9.10
Net assets at end of year (in millions of dollars)		0.1	3.3
Portfolio turnover rate (%)		36(7)	41

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 5/27/2009 (beginning of operations) to 8/31/2009.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not Annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2009.

Financial Highlights
Neuberger Berman Socially Responsive Fund — Institutional Class

YEAR ENDED AUGUST 31,		2008(1)	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	26.93	24.53	18.75
Plus:	Income from investment operations
	Net investment loss	0.16	0.12	0.10
	Net gains (losses) — realized and unrealized	(1.57)	(5.53)	1.84
	Subtotal: income from investment operations	(1.41)	(5.41)	1.94
Minus:	Distributions to shareholders
	Income dividends	0.13	0.11	0.09
	Capital gain distributions	0.86	0.26	—
	Subtotal: distributions to shareholders	0.99	0.37	0.09
Equals:	Share price (NAV) at end of year	24.53	18.75	20.60
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or offset arrangements had not been in effect.

Net expenses — actual		0.74(5)	0.75	0.75
Gross Expenses(2)		0.76(5)	0.78	0.77
Expenses(3)		0.75(5)	0.75	0.75
Net investment income — actual		0.83(5)	0.70	0.49
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(5.47)(6)	(21.71)	10.36
Net assets at end of year (in millions of dollars)		71.8	77.6	166.9
Portfolio turnover rate (%)		35(7)	36	41

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 11/28/2007 (beginning of operations) to 8/31/2008.
(2)	Shows what this ratio would have been if there had been no expense reimbursement.
(3)	Shows what this ratio would have been if there had been no expense offset arrangements.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses.
(5)	Annualized.
(6)	Not Annualized.
(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2008.

Your Investment

Shares of the Funds generally are available only through investment providers. For certain investors, shares of a Fund may be available directly from Neuberger Berman Management LLC. See “Maintaining Your Account”.

Choosing a Share Class

The Funds offer different classes of shares through this prospectus. Each share class is available through various investment programs or accounts, including certain types of retirement plans and accounts (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of a Fund.

Each share class represents investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of a Fund, you should choose a share class. If none is chosen, your investment will be made in Class A shares.

Factors you should consider in choosing a class of shares include:

■	how long you expect to own the shares
■	how much you intend to invest
■	total expenses associated with owning shares of each class
■
whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver)

■	whether you plan to take any distributions in the near future
■	availability of (and eligibility for) share classes.

Each investor’s financial considerations are different. You should speak with your investment provider to help you decide which share class is best for you.

Summary of Primary Differences Among Share Classes

Class A Shares
Initial sales charge	Up to 5.75% (reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more)
Contingent deferred sales charge	None (except that a charge of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge)
12b-1 fees	0.25% annually
Dividends	Generally higher than Class C due to lower annual expenses and lower than Institutional Class due to higher annual expenses
Purchase maximum	None
Conversion	None
Class C Shares
Initial sales charge	None
Contingent deferred sales charge	1.00% if shares are sold within one year after purchase
12b-1 fees	1.00% annually
Dividends	Generally lower than Class A and Institutional Class due to higher annual expenses
Purchase maximum	See the discussion regarding purchase minimums and maximums in “Maintaining Your Account”
Conversion	None
Institutional Class Shares
Initial sales charge	None
Contingent deferred sales charge	None
12b-1 fees	None
Dividends	Generally higher than Class A and Class C due to lower annual expenses
Purchase maximum	None
Conversion	None

Maintaining Your Account

Purchase of Class A and Class C shares — To open an account and purchase Class A and Class C shares of a Fund, contact any investment provider authorized to sell the Fund’s shares. See “Investment Providers” if you are buying shares through an investment provider.

For Grandfathered Investors (as defined below), instructions for buying shares directly from Neuberger Berman Management LLC are under “Buying Shares”.

Purchase of Institutional Class shares — To open an account and purchase Institutional Class shares of a Fund, contact any investment provider authorized to sell the Fund’s shares. See “Investment Providers” if you are buying shares through an investment provider.

Institutional Class shares are available for purchase exclusively (i) through omnibus accounts (either at the plan level or at the level of the investment provider) by 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, (ii) through omnibus accounts by banks, broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into an agreement with Neuberger Berman Management LLC or an affiliate, purchasing shares on behalf of clients participating in fixed or asset-based fee programs, (iii) by institutional investors, if approved by Neuberger Berman Management LLC, or (iv) by accounts or funds managed by Neuberger Berman Management LLC or an affiliate (including the funds in the Neuberger Berman family of funds).

For shareholders who are eligible to buy Institutional Class shares directly from Neuberger Berman Management LLC (“Eligible Investors”), instructions for buying shares directly from Neuberger Berman Management LLC are under “Buying Shares.”

When you buy shares — All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

When you buy shares, you will receive the next share price to be calculated after your order has been accepted. Purchase orders are deemed “accepted” when the Funds’ transfer agent has received payment for the shares. In the case of certain investment providers, Neuberger Berman Management LLC will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management LLC or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with one or more of the Funds, your order is deemed accepted on the date you pre-selected on your SIP application for the systematic investments to occur.

If you use an investment provider, you should check with that provider to find out by what time your purchase order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund’s share price could change on days when you are unable to buy shares.

Whenever you make an initial investment in a Fund or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements.

Purchase minimums — The minimum initial investment in Class A or Class C shares is $1,000. Additional investments in Class A or Class C shares can be as little as $100. The minimum initial investment in Institutional Class shares is $1 million. These minimums may be waived in certain cases. See the Statement of Additional Information for more information.

Purchase maximums — For Class C shares, a purchase transaction may not (1) be $1 million or above or (2) increase an investor’s aggregate holdings in Class C shares to $1 million or above.

In addition, if you have significant holdings in the fund family, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See “Sales Charges” and the Statement of Additional Information for more information regarding sales charge discounts.

When you sell shares — To sell shares you bought through an investment provider, contact your investment provider. See “Investment Providers” if you are selling shares through an investment provider. If you bought your shares directly from Neuberger Berman Management LLC, instructions for selling shares are under “Selling Shares.”

When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable contingent deferred sales charge. Redemption orders are deemed “accepted” when a Fund’s transfer agent has received your order to sell.

If you use an investment provider, you should check with that provider to find out by what time your redemption order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund’s share price could change on days when you are unable to sell shares.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see “Medallion Signature Guarantees”).

When selling Class A or Class C shares in an account that you do not intend to close, remember to leave at least $1,000 worth of shares in the account. When selling Institutional Class shares in an account that you do not intend to close, remember to leave at least $1 million worth of shares in the account. Otherwise, a Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

Institutional Class shareholders of a Fund as of the opening of regular trading on the Exchange on July 1, 2009, may continue to hold and buy Institutional Class shares of the Fund as long as they continuously maintain an account in Institutional Class shares of the Fund.

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when the Board of Trustees has determined that it is in the best interests of that Fund’s shareholders as a whole. Institutional Class shareholders are urged to call 800-366-6264 before effecting any large redemption.

Class A and Class C only — If you notify your investment provider, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in a Fund or another fund in the fund family provided the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account. Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or Class C shares will be credited to your account. Proceeds will be reinvested at the next calculated net asset value after your request is accepted. Redemption proceeds from a systematic withdrawal plan are not eligible for reinvestment without a sales charge. This paragraph does not apply to rollover investments as described under “Rollovers from retirement plans to IRAs.”

Uncashed checks — We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. Checks will not be forwarded if the address of record is incorrect. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

When you exchange Class A and Class C shares — Generally, you can move an investment from one fund to a comparable class of another fund in the fund family (or to an eligible money market fund outside the fund family) through an exchange of shares or by electing to use your cash distributions from one fund to purchase shares of the other fund, both without a sales charge. Exchanges from eligible money market funds outside the fund family will be subject to applicable sales charges on the fund being purchased, unless the eligible money market fund shares were acquired through an exchange from a fund in the fund family having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gains from a fund in the fund family having a sales charge. Currently, only certain funds in the fund family offer Class A and Class C shares.

When you exchange Institutional Class shares — Generally, you can move an investment from one fund to a comparable class of another fund in the fund family (or to an eligible money market fund outside the fund family) through an exchange of shares or by electing to use your cash distributions from one fund to purchase shares of the other fund.

When you exchange shares — There are three things to remember when making an exchange:

■	both accounts must have the same registration
■	you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved
■	because an exchange is treated as a sale for tax purposes, consider any tax consequences before placing your order.
The exchange privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders. Contact your investment providers to see if they allow you to take advantage of the fund exchange program and for its policies to effect an exchange.

Grandfathered Investors generally are also eligible to take advantage of the exchange privilege assuming that they meet the requirements set forth above.

Placing orders by telephone — If you use an investment provider, contact your investment provider for its policies regarding telephone orders.

If you bought your shares directly from Neuberger Berman Management LLC, you have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

Proceeds from the sale of shares — For Class A and Class C shares, the proceeds from the shares you sell are generally sent out within three business days after your order is executed, and nearly always within seven business days. For Institutional Class shares, the proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. When you sell shares through your investment provider, contact your provider to find out when proceeds will be sent to you. There are two cases in which proceeds may be delayed beyond this time:

■	in unusual circumstances where the law allows additional time if needed
■	if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.
If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.
The Funds do not issue certificates for shares.
Other policies - Under certain circumstances, the Funds reserve the right to:
■	suspend the offering of shares
■	reject any exchange or purchase order
■	suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
■	change, suspend, or revoke the exchange privilege
■	suspend the telephone order privilege
■	satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
■	suspend or postpone your right to sell Fund shares on days when trading on the Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission (“SEC”)
■	change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
■	remain open and process orders to purchase or sell Fund shares when the Exchange is closed.

Medallion Signature Guarantees

You may need a Medallion signature guarantee when you sell shares directly or through an investment provider. A Medallion signature guarantee is a guarantee that your signature is authentic.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account or to the instructions for distribution of proceeds. We reserve the right to require a Medallion signature guarantee on any transaction at our discretion.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

A notarized signature from a notary public is not a Medallion signature guarantee.

Investment Providers

The shares available in this prospectus can be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The minimum aggregate size for each investment provider’s account with a Fund is $1 million for Institutional Class shares. This minimum does not apply to your individual account; however, your investment provider may establish a minimum size for individual accounts. Neuberger Berman Management LLC can waive this $1 million minimum for investment providers in appropriate cases.

The fees and policies outlined in this prospectus are set by the Funds and by Neuberger Berman Management LLC. However, if you use an investment provider, most of the information you will need for managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.

If you use an investment provider, you must contact that provider to buy or sell shares of the Funds described in this prospectus.

Most investment providers allow you to take advantage of the fund exchange program, which is designed for moving an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares. Currently, only certain funds in the fund family offer Class A and Class C shares.

In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus.

Additional Payments to Investment Providers

Neuberger Berman Management LLC and/or its affiliates pay additional compensation, out of their own resources and not as an expense of the Funds, to certain investment providers or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Fund shares. If your investment provider receives such payments, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Funds to you. If you have purchased shares of a Fund through an investment provider, please speak with your investment provider to learn more about any payments it receives from Neuberger Berman Management LLC and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments by Neuberger Berman Management LLC or its affiliates will not change the net asset value or the price of a Fund’s shares. For more information, please see the Funds’ Statement of Additional Information.

Distribution and Shareholder Servicing Fees

The Funds have adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, Class A and Class C pay the Funds’ distributor, Neuberger Berman Management LLC, at an annual rate of 0.25% and 1.00%, respectively, of their average net assets to compensate financial intermediaries for providing distribution related services to a Fund and/or administrative or shareholder services to Fund shareholders. Neuberger Berman Management LLC may also retain part of this fee as compensation for providing these services. These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

Retirement Plans and Accounts

If you use an investment provider, contact it for information on retirement plans or accounts it may make available for investment in Fund shares.

Rollovers from Retirement Plans to IRAs

Assets from a retirement plan may be invested in Class A or Class C shares through an IRA rollover. Assets from a retirement plan invested in Class A shares through an IRA rollover will be subject to applicable sales charges and the terms and conditions generally applicable to Class A share investments described in this prospectus and in the Statement of Additional Information.

Internet Access

If you use an investment provider, contact it about the services and information it provides on the Internet.

Share Prices

Because Class A shares of the Funds have an initial sales charge, the price you pay for each Class A share is the offering price, which is a Fund’s net asset value per share plus any applicable sales charge. The initial sales charge for Class A shares of a Fund may be eliminated in certain circumstances. Because Class C shares of the Funds do not have an initial sales charge, the price you pay for each Class C share of a Fund is the Fund’s net asset value per share. Unless a contingent deferred sales charge is applied, a Fund pays you the full share price when you sell Class A or Class C shares (see "Sales Charges" for more information).

Because Institutional Class shares of the Funds do not have a sales charge, the price you pay for each Institutional Class share of a Fund is the Fund’s net asset value per share. Similarly, because there are no fees for selling Institutional Class shares, a Fund pays you the full share price when you sell Institutional Class shares.

If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Funds are open for business every day the New York Stock Exchange (“Exchange”) is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. A Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

Each Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see “Maintaining Your Account” for information on placing orders). If you use an investment provider, you should check with that provider to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund’s share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

Share Price Calculations

The net asset value per share of each class of a Fund is the total value of Fund assets attributable to shares of that class minus the liabilities attributable to that class, divided by the total number of shares outstanding for that class. Because the value of the Funds’ securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the Funds use market prices. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable.

When a market price is not available or a Fund believes a reported market price for a security does not reflect the amount it would receive on a current sale of that security, the Fund may substitute for the market price a fair value estimate made according to methods approved by the Board of Trustees. A Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund’s net asset value calculation. A Fund may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that the foreign market closes and the time the Exchange closes. Significant events may include (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector or country, (3) natural disasters or armed conflicts affecting a country or region, or (4) significant domestic or foreign market fluctuations. The effect of using fair value pricing is that a Fund’s net asset value will be subject to the judgment of Neuberger Berman Management LLC, operating under procedures approved by the Board of Trustees, instead of being determined by market prices.

Privileges and Services

If you purchase shares through an investment provider, consult your investment provider for information about privileges and services. If you purchase shares directly from Neuberger Berman Management LLC, see “Direct Investors” for information about privileges and services.

Sales Charges

Class A Sales Charges — The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charges as a percentage of:
Investment	Offering Price	Net amount invested	Dealer commission as a percentage of offering price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more and certain other investments described below	None	None	See below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is a percentage of the original purchase price of the shares being sold. However, if all shares of a Fund are being sold, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less.

Class A purchases not subject to sales charges — The following investments are not subject to any initial or contingent deferred sales charge if Neuberger Berman Management LLC is properly notified of the nature of the investment:

■	investments in Class A shares made by endowments or foundations with $50 million or more in assets
■	investments in Class A shares by Grandfathered Investors (see “Direct Investors” for more information)
■
investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer’s load-waived A share program with the fund family.

Neuberger Berman Management LLC may pay investment providers up to 1% on investments made in Class A shares with no initial sales charge. Each Fund may reimburse Neuberger Berman Management LLC for all or a portion of these payments through its plans of distribution. See “Distribution and Shareholder Servicing Fees” for additional information regarding each Fund’s plans of distribution.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment providers authorized to sell funds in the fund family, employees of Neuberger Berman and members of the Funds’ Board of Trustees. Please see the Statement of Additional Information for more information.

Class C Sales Charges — Class C shares are sold without any initial sales charge. For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Sales Charge Reductions and Waivers - Contingent deferred sales charge waivers”. The contingent deferred sales charge is a percentage of the original purchase price of the shares being sold. However, if all shares of a Fund are being sold, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest. Neuberger Berman Management LLC pays 1% of the amount invested to investment providers who sell Class C shares. See “Distribution and Shareholder Servicing Fees” for information regarding each Fund’s plans of distribution.

Sales Charge Reductions and Waivers

To receive a reduction in your Class A initial sales charge, you or your investment provider must let Neuberger Berman Management LLC know at the time you purchase shares that you qualify for such a reduction. If you or your investment provider does not let Neuberger Berman Management LLC know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you or your investment provider to provide Neuberger Berman Management LLC with information and records (including account statements) of all relevant accounts invested in the fund family. To have your Class A or C contingent deferred sales charge waived, you or your investment provider must let Neuberger Berman Management LLC know at the time you redeem shares that you qualify for such a waiver.

In addition to the information below, you may obtain more information about sales charge reductions and waivers from the Statement of Additional Information, from your investment provider or at http://www.nb.com.

Reducing your Class A initial sales charge — Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent if recognized under local law — and your children under the age of 21) may combine all of your investments in the fund family to reduce your Class A sales charge.

Aggregating accounts to reduce Class A initial sales charge — To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

■
trust accounts established by the above individuals (please see the Statement of Additional Information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased)

■	solely controlled business accounts
■	single-participant retirement plans.
Concurrent purchases to reduce Class A initial sales charge — You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more funds in the fund family to qualify for a reduced Class A sales charge.

Rights of accumulation to reduce Class A initial sales charge — You may take into account your accumulated holdings in all share classes of the fund family to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment provider’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the Statement of Additional Information for details. You should retain any records necessary to substantiate the historical amounts you have invested. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your accounts in the fund family.

Letter of Intent to reduce Class A initial sales charge — You may reduce your Class A sales charge by establishing a letter of intent. A letter of intent allows you to combine all purchases of all share classes of funds in the fund family you intend to make over a 13-month period (the “Period”) to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the Period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the Period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the Period do not qualify you for the applicable sales charge reduction. Employer sponsored retirement plans may be restricted from establishing a letter of intent. See “Sales Charges” for more information.

Right of reinvestment — Please see “Maintaining Your Account — When you sell shares” for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

Contingent deferred sales charge waivers — The contingent deferred sales charge on Class A and C shares may be waived in the following cases:

■	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which contingent deferred sales charge would apply to the initial shares purchased
■	tax-free returns of excess contributions to individual retirement accounts (“IRAs”)
■	redemptions due to death or post-purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities)
■	distributions from an IRA upon the shareholder’s attainment of age 59½
■	IRA rollover from a fund in the fund family held in an employer sponsored retirement plan to Class A shares
■	redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document
■
the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the Statement of Additional Information for more information about waivers regarding these types of transactions):

■
redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 ½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver)

■	if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash)
■	if no commission or transaction fee is paid by the distributor to authorized dealers at the time of purchase.
Exchanges of shares — Exchanges of shares are generally not subject to any applicable sales charges. However, exchanges from eligible money market funds outside the fund family will be subject to applicable sales charges on the fund being purchased, unless the eligible money market fund shares were acquired through an exchange from a fund in the fund family having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gains from a fund in the fund family having a sales charge.

Distributions and Taxes

Distributions — Each Fund pays out to its shareholders any net investment income and net realized capital gains. Ordinarily, each Fund makes any distributions once a year (in December), except that Equity Income Fund and Real Estate Fund typically distribute any net investment income quarterly.

Unless you designate otherwise, your income and capital gain distributions from a Fund will be reinvested in additional shares of the distributing Class of the Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check or by electronic transfer to a designated bank account or invested in shares of the same Class of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested in additional shares of the distributing Class of the Fund or paid to you in cash.

How distributions are taxed — Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to individual retirement accounts (“IRAs”), Roth IRAs, and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss (“dividends”) are generally taxed as ordinary income. However, a Fund’s dividends attributable to “qualified dividend income” (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares on which the dividends are paid.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long a Fund held the securities it sold that generated the gain, not when you bought your shares of the Fund or whether you reinvested your distributions.

How share transactions are taxed — When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

You should consult your tax professional as to the tax rates that will apply to distributions and share transactions in taxable years beginning on or after January 1, 2011.  When the prospectus, dated December 17, 2010, was being prepared, certain of the tax rates discussed above were set to expire. In the absence of legislation extending these rates beyond December 31, 2010, beginning on January 1, 2011: (1) dividends attributable to qualified dividend income will no longer qualify for the 15% maximum federal income tax rate, but instead will be taxed as ordinary income, and (2) the maximum federal income tax rate for individual shareholders on long-term capital gain (whether from a capital gain distribution or a taxable disposition of your shares) will be 20%.

Taxes and You

The taxes you actually owe on Fund distributions and share transactions can vary with many factors, such as your marginal tax bracket, how long you held your shares and whether you owe alternative minimum tax.

How can you figure out your tax liability on Fund distributions and share transactions? One helpful tool is the tax statement that we or your investment provider typically sends you by February. It details the distributions you received during the past year and shows their tax status. That statement, or a separate statement from us or your investment provider, covers your share transactions.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your tax professional should be able to help you answer any questions you may have.

Backup Withholding

A Fund is required to withhold at the backup withholding rate from the money you are otherwise entitled to receive from its distributions and redemption proceeds (regardless of whether you realize a gain or loss) if you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the Fund. Withholding at that rate also is required from a Fund’s distributions to which you are otherwise entitled if you are such a shareholder and the Internal Revenue Service tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason.

In the case of a custodial account for a newborn, if a social security number has been applied for but is not available when you complete the account application, you may open the account without that number, if we receive (from you or your investment provider) the custodian’s date of birth and social security number together with a copy of the request made to the Social Security Administration for the newborn’s social security number. However, we must receive the new number within 60 days or the account will be closed. For information on custodial accounts, call 800-877-9700. If you use an investment provider, consult it about opening a custodial account.

You must supply your signed taxpayer identification number form to your investment provider, if any, and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

Buying Shares Before a Distribution

The money a Fund earns, either as income or as capital gains, is reflected in its share price until it distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional shares of the distributing Class of a Fund or paid to shareholders in cash.

Because of this, if you buy shares of a Fund just before it makes a distribution, you will end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you are investing in a Fund through a tax-advantaged retirement plan or account, there are no tax consequences to you from distributions.

Direct Investors

Eligible Investors and Grandfathered Investors are collectively referred to as “Direct Investors”.

“Grandfathered Investors” are investors in any fund in the Neuberger Berman family of funds who hold their shares directly with Neuberger Berman, who established accounts in Investor Class or Trust Class shares prior to March 1, 2008, and who have continuously maintained an account directly with Neuberger Berman since that date. Grandfathered Investors do not include any investment providers who have accounts with a fund or shareholders who invest through such investment providers.

Statements and Confirmations — Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

Systematic Investments — This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 or more a month (for Institutional Class, once you make an initial minimum investment of at least $1 million). You choose the schedule and amount. Your investment money may come from an eligible money market fund outside the fund family or your bank account.

Systematic Withdrawals — This plan lets you arrange withdrawals of at least $100 from a fund in the fund family on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

Electronic Bank Transfers — When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

FUNDfone® — Grandfathered Investors only. Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366.

Dollar-Cost Averaging

Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount — say, $100 a month — you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.

Internet Access

Grandfathered Investors with Internet access can enjoy many valuable and time-saving features by visiting us at www.nb.com.

The site offers more complete information on our funds, including current performance data, portfolio manager interviews, tax information plus educational articles, news and analysis. You can tailor the site so it serves up information that is most relevant to you.

As a Fund shareholder, you can use the web site to access account information 24 hours a day.

Retirement Plans and Accounts

We offer Direct Investors a number of tax-advantaged plans and accounts for retirement saving:

Traditional individual retirement accounts (“IRAs”) allow money to grow tax-deferred until you take it out, usually at or after retirement. Contributions are deductible for some investors, but even when they are not, an IRA can be beneficial.

Roth IRAs offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE-IRA, Keogh, and other types of plans. Coverdell Education Savings Accounts (formerly Education IRAs), though not for retirement savings, also are available. Consult your tax professional to find out which types of plans or accounts may be beneficial for you. Call 800-877-9700 for information on any Neuberger Berman retirement plan or account.

If you are a Direct Investor buying or selling shares, instructions are provided in the following charts.

Buying Shares – Direct Investors

Method	Things to know	Instructions
Sending us a check
Grandfathered Investors: Your first investment must be at least $1,000

Additional investments can be as little as $100

Eligible Investors: Your first investment must be at least $1 million

Direct Investors: We cannot accept cash, money orders, starter checks, cashier’s checks, travelers checks, or other cash equivalents

You will be responsible for any losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in order to cover these losses

All checks must be made out to “Neuberger Berman Funds”; we cannot accept checks made out to you or other parties and signed over to us

Fill out the application and enclose your check

If regular first-class mail, send to:

Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

If express delivery, registered mail, or
certified mail, send to:

Neuberger Berman Funds
c/o State Street Bank and Trust Company
30 Dan Road
Canton, MA 02021

Wiring money	Grandfathered Investors: All wires must be for at least $1,000 Eligible Investors: Your first investment must be at least $1 million
Grandfathered Investors: Before wiring any money, call 800-877-9700 for an order confirmation

Eligible Investors: Before wiring any money, call 800-366-6264 for an order confirmation.

Director Investors: Have your financial institution send your wire to State Street Bank and Trust Company

Include your name, the Fund name, your account number and other information as requested

Exchanging from another fund
All exchanges must be for at least $1,000

Both accounts involved must be registered in the same name, address and taxpayer ID number

An exchange order cannot be cancelled or changed once it has been placed
If you are an individual retail investor, please call 800-877-9700 to place your order If you are an institution or an investment provider, please call 800-366-6264 to place your order
By telephone	We do not accept phone orders for a first investment Additional shares will be purchased when your order is accepted Not available on retirement accounts
If you are an individual retail investor, please call 800-877-9700 to notify us of your purchase

If you are an institution or an investment provider, please call 800-366-6264 to notify us of your purchase

Immediately follow up with a wire or electronic transfer

Setting up systematic investments	All investments must be at least $100 (and for Institutional Class, in addition to an initial minimum investment of at least $1 million)	If you are an individual retail investor, please call 800-877-9700 for instructions If you are an institution or an investment provider, please call 800-366-6264 for instructions

Selling Shares – Direct Investors

Method	Things to know	Instructions
Sending us a letter
Unless you instruct us otherwise, we will mail your proceeds by check to the address of record, payable to the registered owner(s); checks will not be forwarded

If you have designated a bank account on your application, you can request that we wire the proceeds to this account; if the total balance of all of your Neuberger Berman fund accounts is less than $200,000, you will be charged an $8.00 wire fee

You can also request that we send the proceeds to your designated bank account by electronic transfer (ACH) without a fee

You may need a Medallion signature guarantee

Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you

Send us a letter requesting us to sell shares signed by all registered owners; include your name, account number, the Fund name, the dollar amount or number of shares you want to sell, and any other instructions

If regular first-class mail, send to:

Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:

Neuberger Berman Funds
c/o State Street Bank and Trust Company
30 Dan Road
Canton, MA 02021

Sending us a fax
Grandfathered Investors: For amounts of up to $50,000

Eligible Investors: For amounts of up to $250,000

Direct Investors: Not available if you have changed the address on the account in the past 15 days

Write a request to sell shares as described above

If you are an individual retail investor, please call 800-877-9700 to obtain the appropriate fax number

If you are an institution or an investment provider, please call 800-366-6264 to obtain the appropriate fax number

Calling in your order
Grandfathered Investors: All phone orders to sell shares must be for at least $1,000 unless you are closing out an account

Direct Investors: Not available if you have declined the phone option or are selling shares in certain retirement accounts (The only exception is for those retirement shareholders who are at least 59½ or older and have their birthdates on file)

Not available if you have changed the address on the account in the past 15 days

If you are an individual retail investor, please call 800-877-9700 to place your order

If you are an institution or an investment provider, please 800-366-6264 to place your order

Give your name, account number, the Fund name, the dollar amount or number of shares you want to sell, and any other instructions

Exchanging into another fund	All exchanges must be for at least $1,000 Both accounts must be registered in the same name, address and taxpayer ID number An exchange order cannot be cancelled or changed once it has been placed	If you are an individual retail investor, please call 800-877-9700 to place your order If you are an institution or an investment provider, please call 800-366-6264 to place your order
Setting up systematic withdrawals	For accounts with at least $5,000 worth of shares in them Withdrawals must be at least $100	If you are an individual retail investor, please call 800-877-9700 for instructions If you are an institution or an investment provider, please call 800-366-6264 for instructions

Market Timing Policy

Frequent purchases, exchanges and redemptions of Fund shares (“market-timing activities”) can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

Neuberger Berman Management LLC applies the Funds’ policies and procedures with respect to market-timing activities by monitoring trading activity in the Funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Funds make efforts to monitor for market-timing activities, the ability of the Funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Funds will be able to eliminate all market-timing activities.

Portfolio Holdings Policy

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

The complete portfolio holdings for each Fund are available at www.nb.com/holdings. The complete portfolio holdings for each Fund (except Multi-Cap Opportunities Fund) are generally posted 15-30 days after month-end. The complete portfolio holdings for Multi-Cap Opportunities Fund are generally posted 15-30 days after the end of each calendar quarter.

Each Fund’s (except Multi-Cap Opportunities Fund’s) complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted. Multi-Cap Opportunities Fund’s complete portfolio holdings will remain available at this website until the subsequent quarter-end holdings have been posted. Complete portfolio holdings for the Funds will also be available in reports on Form N-Q and Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

Fund Structure

Each Fund uses a “multiple class” structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Class A, Class C and Institutional Class shares of the Funds.

NEUBERGER BERMAN EQUITY FUNDS

Class A, Class C and Institutional Class Shares

If you would like further details on these Funds, you can request a free copy of the following documents:

Shareholder Reports. The shareholder reports offer information about each Fund, including:
■	a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund’s performance during the last fiscal year
■	Fund performance data and financial statements
■	portfolio holdings.

Statement of Additional Information (SAI). The SAI contains more comprehensive information on each Fund, including:
■	various types of securities and practices, and their risks
■	investment limitations and additional policies
■	information about the Fund’s management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management LLC
Sub-adviser: Neuberger Berman LLC

Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
877-628-2583
Website: www.nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section,100 F Street, N.E., Washington, D.C. 20549-1520. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-551-8090 for information about the operation of the Public Reference Room.

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman Group LLC. “Neuberger Berman Management LLC” and the individual Fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management LLC. ©2011 Neuberger Berman Management LLC. All rights reserved.

SEC file number 811-00582
K0376 07/11

Neuberger Berman Equity Funds

TRUST CLASS

Neuberger Berman Focus Fund — NBFCX

Neuberger Berman Genesis Fund — NBGEX

Neuberger Berman Guardian Fund — NBGTX

Neuberger Berman International Fund — NBITX

Neuberger Berman Mid Cap Growth Fund — NBMTX

Neuberger Berman Partners Fund — NBPTX

Neuberger Berman Regency Fund — NBREX

Neuberger Berman Small Cap Growth Fund — NBMOX

Neuberger Berman Socially Responsive Fund — NBSTX

Prospectus December 17, 2010
(as amended June 1, 2011 for Neuberger Berman International Fund)
(as amended July 27, 2011 for Neuberger Berman Focus Fund)

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Contents
NEUBERGER BERMAN EQUITY FUNDS
Fund Summaries
Neuberger Berman Focus Fund	2
Neuberger Berman Genesis Fund	6
Neuberger Berman Guardian Fund	10
Neuberger Berman International Fund	15
Neuberger Berman Mid Cap Growth Fund	20
Neuberger Berman Partners Fund	24
Neuberger Berman Regency Fund	29
Neuberger Berman Small Cap Growth Fund	34
Neuberger Berman Socially Responsive Fund	39
Descriptions of Certain Practices and Security Types	44
Additional Information about Principal Investment Risks	44
Information about Additional Risks	46
Descriptions of Indices	46
Management of the Funds	47
Financial Highlights	50
YOUR INVESTMENT
Maintaining Your Account	59
Share Prices	61
Distributions and Taxes	62
Market Timing Policy	64
Portfolio Holdings Policy	64
Fund Structure	64

Fund Summaries
Neuberger Berman Focus Fund
Trust Class Shares (NBFCX)

GOAL
The Fund seeks long-term growth of capital.

FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.93
Distribution (12b-1) fees	0.10
Other expenses	0.16
Total annual operating expenses	1.19

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Trust Class	$121	$378	$654	$1,443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests in a highly concentrated portfolio, consisting mainly of common stocks of companies of any size that are selected using a fundamental, research driven approach.

Under normal market conditions, the Fund typically holds a limited number of stocks. Because of this, the Fund may at times be substantially over- and under-weighted in certain economic sectors.

The Portfolio Manager, with the assistance of Neuberger Berman research analysts, looks for what he believes to be undervalued companies. Factors in identifying these firms may include depressed valuations, above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with investing in a smaller number of stocks.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target valuation, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

2 Focus Fund

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

3 Focus Fund

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Because the Fund had a policy of investing 90% of its assets in no more than six economic sectors prior to December 17, 2007, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
12.18	-6.92	-36.48	64.58	4.82	-0.20	12.19	6.35	-40.80	28.84
Best quarter: Q2 ’03, 33.98%
Worst quarter: Q3 ’02, -31.93%
Year-to-date performance as of 9/30/2010: -0.62%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Focus Fund
Return Before Taxes	28.84	-1.91	0.38
Return After Taxes on Distributions	28.69	-3.73	-0.81
Return After Taxes on Distributions and Sale of Fund Shares	18.95	-1.47	0.32
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	-0.95
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Through 12/15/2000, Focus Fund Trust Class was organized as a feeder fund in a master/feeder structure, rather than as a fund in a multiple class structure. Performance from the beginning of the measurement period above to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Focus Fund Trust Class. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS
Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS
The Fund is managed by Timothy Creedon, CFA (Senior Vice President of NBM and NB LLC) and David Levine, CFA (Senior Vice President of NBM and NB LLC). They have managed the Fund since 2011 and 2008, respectively.

4 Focus Fund

BUYING AND SELLING SHARES
Trust Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Trust Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

Shares of the Fund are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. To buy or sell shares of the Fund, contact your investment provider.

The price you pay for each Trust Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION
Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

5 Focus Fund

Neuberger Berman Genesis Fund
Trust Class Shares (NBGEX)

GOAL
The Fund seeks growth of capital.

FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.06
Distribution (12b-1) fees	None
Other expenses	0.06
Total annual operating expenses	1.12

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Trust Class	$114	$356	$617	$1,363

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has grown beyond $2 billion.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with small-cap stocks.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

6 Genesis Fund

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Managers commit a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

7 Genesis Fund

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
32.49	12.08	-2.99	31.65	18.68	16.30	7.26	21.80	-32.85	26.25
Best quarter: Q2 ’09, 16.30%
Worst quarter: Q4 ’08, -26.55%
Year-to-date performance as of 9/30/2010: 6.39%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Genesis Fund
Return Before Taxes	26.25	5.19	11.23
Return After Taxes on Distributions	26.25	4.18	10.40
Return After Taxes on Distributions and Sale of Fund Shares	17.06	4.48	9.89
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	27.17	0.51	3.51
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Through 12/15/2000, Genesis Fund Trust Class was organized as a feeder fund in a master/feeder structure, rather than as a fund in a multiple class structure. Performance from the beginning of the measurement period above to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Genesis Fund Trust Class. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS
Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS
The Fund is managed by Judith M. Vale, Robert W. D’Alelio, Michael L. Bowyer and Brett S. Reiner (each a Managing Director of NBM and NB LLC). Ms. Vale and Mr. D’Alelio are Portfolio Managers and have co-managed the Fund since 1994 and 1997, respectively. Mr. Bowyer and Mr. Reiner are Associate Portfolio Managers and have co-managed the Fund since 2005.

BUYING AND SELLING SHARES
Shares of the Fund are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. To buy or sell shares of the Fund, contact your investment provider.

8 Genesis Fund

The price you pay for each Trust Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION
Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

9 Genesis Fund

Neuberger Berman Guardian Fund
Trust Class Shares (NBGTX)

GOAL
The Fund seeks long-term growth of capital; current income is a secondary goal.

FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.91
Distribution (12b-1) fees	0.10
Other expenses	0.11
Total annual operating expenses	1.12

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Trust Class	$114	$356	$617	$1,363

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goals, the Fund invests primarily in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures –

10 Guardian Fund

the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

11 Guardian Fund

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

12 Guardian Fund

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Because the Fund had a policy of investing mainly in large-cap stocks prior to December 2002, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-1.97	-1.93	-25.91	35.01	15.93	8.26	13.32	7.38	-38.27	29.81
Best quarter: Q2 ’03, 18.18%
Worst quarter: Q4 ’08, -26.38%
Year-to-date performance as of 9/30/2010: 5.54%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Guardian Fund
Return Before Taxes	29.81	1.09	1.64
Return After Taxes on Distributions	29.71	0.09	0.74
Return After Taxes on Distributions and Sale of Fund Shares	19.51	0.93	1.24
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	-0.95
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Through 12/15/2000, Guardian Fund Trust Class was organized as a feeder fund in a master/feeder structure, rather than as a fund in a multiple class structure. Performance from the beginning of the measurement period above to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Guardian Fund Trust Class. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS
Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS
The Fund is managed by Portfolio Manager Arthur Moretti, CFA (Managing Director of NBM and NB LLC) and Associate Portfolio Managers Ingrid S. Dyott (Managing Director of NBM and NB LLC), Sajjad S. Ladiwala, CFA (Managing Director of NBM and NB LLC) and Mamundi Subhas, CFA (Senior Vice President of NBM and NB LLC). Mr. Moretti has served as Portfolio Manager of the Fund since 2002. Ms. Dyott joined as an Associate Manager in 2003, Mr. Ladiwala in 2003, and Mr. Subhas in 2008.

13 Guardian Fund

BUYING AND SELLING SHARES
Trust Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Trust Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

Shares of the Fund are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. To buy or sell shares of the Fund, contact your investment provider.

The price you pay for each Trust Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION
Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

14 Guardian Fund

Neuberger Berman International Fund
Trust Class Shares (NBITX)

GOAL
The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.

FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.24
Distribution (12b-1) fees	None
Other expenses	0.27
Acquired fund fees and expenses	0.02
Total annual operating expenses	1.53

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Trust Class	$156	$483	$834	$1,824

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in foreign companies of any size, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

15 International Fund

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

16 International Fund

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

17 International Fund

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-23.23	-17.87	-11.58	43.48	29.97	23.87	25.08	2.93	-45.79	35.57
Best quarter: Q2 ’09, 22.81%
Worst quarter: Q3 ’08, -23.98%
Year-to-date performance as of 9/30/2010: 8.47%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
International Fund
Return Before Taxes	35.57	3.23	2.00
Return After Taxes on Distributions	35.17	1.91	0.91
Return After Taxes on Distributions and Sale of Fund Shares	23.24	2.68	1.48
MSCI EAFE Index (reflects no deduction for fees or expenses)	32.46	4.02	1.58
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
Through 12/15/2000, International Fund Trust Class was organized as a feeder fund in a master/feeder structure, rather than as a fund in a multiple class structure. Performance from the beginning of the measurement period above to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as International Fund Trust Class. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS
Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER
The Fund is managed by Benjamin Segal (Managing Director of NBM and NB LLC). He has managed the Fund since 2003.

BUYING AND SELLING SHARES
Trust Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Trust Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

Shares of the Fund are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. To buy or sell shares of the Fund, contact your investment provider.

18 International Fund

The price you pay for each Trust Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION
Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

19 International Fund

Neuberger Berman Mid Cap Growth Fund
Trust Class Shares (NBMTX)

GOAL
The Fund seeks growth of capital.

FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.94
Distribution (12b-1) fees	None
Other expenses	0.19
Acquired fund fees and expenses	0.02
Total annual operating expenses	1.15

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Trust Class	$117	$365	$633	$1,398

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

20 Mid Cap Growth Fund

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

21 Mid Cap Growth Fund

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-11.40	-29.68	-31.23	30.55	16.03	13.07	14.20	21.26	-41.14	29.08
Best quarter: Q1 ’00, 24.92%
Worst quarter: Q3 ’01, -30.10%
Year-to-date performance as of 9/30/2010: 12.56%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Mid Cap Growth Fund
Return Before Taxes	29.08	3.53	-2.55
Return After Taxes on Distributions	29.08	3.53	-2.95
Return After Taxes on Distributions and Sale of Fund Shares	18.90	3.03	-2.19
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	46.29	2.40	-0.52
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	40.48	2.43	4.98
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
Through 12/15/2000, Mid Cap Growth Fund Trust Class was organized as a feeder fund in a master/feeder structure, rather than as a fund in a multiple class structure. Performance from the beginning of the measurement period above to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Mid Cap Growth Fund Trust Class. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS
Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER
The Fund is managed by Kenneth J. Turek (Managing Director of NBM and NB LLC). He has managed the Fund since 2003.

22 Mid Cap Growth Fund

BUYING AND SELLING SHARES
Trust Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Trust Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

Shares of the Fund are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. To buy or sell shares of the Fund, contact your investment provider.

The price you pay for each Trust Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION
Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

23 Mid Cap Growth Fund

Neuberger Berman Partners Fund
Trust Class Shares (NBPTX)

GOAL
The Fund seeks growth of capital.

FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.86
Distribution (12b-1) fees	0.10
Other expenses	0.07
Total annual operating expenses	1.03

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Trust Class	$105	$328	$569	$1,259

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Manager looks for what he believes to be well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying these firms may include: historical low valuation; strong fundamentals, such as a company’s financial, operational, and competitive positions; and relatively high operating profit margins and returns. The Portfolio Manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

24 Partners Fund

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

25 Partners Fund

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

26 Partners Fund

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
0.48	-3.25	-24.91	35.66	19.02	17.81	13.04	9.84	-52.06	55.85
Best quarter: Q2 ’09, 28.25%
Worst quarter: Q4 ’08, -32.84%
Year-to-date performance as of 9/30/2010: 2.07%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Partners Fund
Return Before Taxes	55.85	1.79	2.57
Return After Taxes on Distributions	55.66	1.36	2.15
Return After Taxes on Distributions and Sale of Fund Shares	36.44	1.55	2.14
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	19.69	-0.25	2.47
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	-0.95
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
Through 12/15/2000, Partners Fund Trust Class was organized as a feeder fund in a master/feeder structure, rather than as a fund in a multiple class structure. Performance from the beginning of the measurement period above to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Partners Fund Trust Class. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS
Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER
The Fund is managed by S. Basu Mullick (Managing Director of NBM and NB LLC). He has managed the Fund since 1998.

27 Partners Fund

BUYING AND SELLING SHARES
Trust Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Trust Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

Shares of the Fund are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. To buy or sell shares of the Fund, contact your investment provider.

The price you pay for each Trust Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.
The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION
Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

28 Partners Fund

Neuberger Berman Regency Fund
Trust Class Shares (NBREX)

GOAL
The Fund seeks growth of capital.

FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.95
Distribution (12b-1) fees	0.10
Other expenses	0.38
Total annual operating expenses	1.43
Fee waiver and/or expense reimbursement	0.17
Total annual operating expenses after fee waiver and/or expense reimbursement1	1.26

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Trust Class	$128	$400	$692	$1,523

1
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Trust Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) are limited to 1.25% of average net assets. This undertaking lasts until 8/31/2021. The Fund has agreed that Trust Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.25% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager looks for what he believes to be undervalued companies with high-quality businesses. Factors in identifying these firms may include: historical low valuation; above-average returns on invested capital; and solid balance

29 Regency Fund

sheets. This approach is designed to let the Fund benefit from potential increases in stock prices while limiting the risks typically associated with stocks.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

30 Regency Fund

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

31 Regency Fund

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
31.25	-2.31	-11.69	35.91	22.20	12.34	11.39	4.90	-47.20	48.24
Best quarter: Q3 ’09, 25.77%
Worst quarter: Q4 ’08, -28.23%
Year-to-date performance as of 9/30/2010: 10.06%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Regency Fund
Return Before Taxes	48.24	0.54	6.81
Return After Taxes on Distributions	48.00	-0.29	5.15
Return After Taxes on Distributions and Sale of Fund Shares	31.58	0.45	5.22
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	34.21	1.98	7.58
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	40.48	2.43	4.98
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
Through 12/15/2000, Regency Fund Trust Class was organized as a feeder fund in a master/feeder structure, rather than as a fund in a multiple class structure. Performance from the beginning of the measurement period above to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Regency Fund Trust Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS
Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER
The Fund is managed by S. Basu Mullick (Managing Director of NBM and NB LLC). He has managed the Fund since 2005. He previously co-managed the Fund from its inception in 1999 to 2000.

32 Regency Fund

BUYING AND SELLING SHARES
Trust Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Trust Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

Shares of the Fund are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. To buy or sell shares of the Fund, contact your investment provider.

The price you pay for each Trust Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION
Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

33 Regency Fund

Neuberger Berman Small Cap Growth Fund
Trust Class Shares (NBMOX)

GOAL
The Fund seeks growth of capital.

FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.25
Distribution (12b-1) fees	0.10
Other expenses	0.36
Total annual operating expenses	1.71
Fee waiver and/or expense reimbursement	0.30
Total annual operating expenses after fee waiver and/or expense reimbursement1	1.41

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Trust Class	$144	$446	$771	$1,691

1
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Trust Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) are limited to 1.40% of average net assets. This undertaking lasts until 8/31/2021. The Fund has agreed that Trust Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.40% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 235% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of initial purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive

34 Small Cap Growth Fund

returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other small-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Manager commits a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

35 Small Cap Growth Fund

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

36 Small Cap Growth Fund

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-28.81	-14.61	-44.50	33.26	16.14	15.26	7.84	26.27	-42.30	22.90
Best quarter: Q4 ’01, 28.86%
Worst quarter: Q3 ’01, -27.95%
Year-to-date performance as of 9/30/2010: 3.32%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Small Cap Growth Fund
Return Before Taxes	22.90	2.16	-5.28
Return After Taxes on Distributions	22.90	2.16	-5.60
Return After Taxes on Distributions and Sale of Fund Shares	14.89	1.85	-4.44
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	34.47	0.87	-1.37
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	27.17	0.51	3.51
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
Through 12/15/2000, Small Cap Growth Fund Trust Class was organized as a feeder fund in a master/feeder structure, rather than as a fund in a multiple class structure. Performance from the beginning of the measurement period above to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Small Cap Growth Fund Trust Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS
Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER
The Fund is managed by David H. Burshtan (Managing Director of NBM and NB LLC). He has managed the Fund since 2003.

37 Small Cap Growth Fund

BUYING AND SELLING SHARES
Trust Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Trust Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

Shares of the Fund are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. To buy or sell shares of the Fund, contact your investment provider.

The price you pay for each Trust Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION
Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

38 Small Cap Growth Fund

Neuberger Berman Socially Responsive Fund
Trust Class Shares (NBSTX)

GOAL
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.

FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.91
Distribution (12b-1) fees	0.10
Other expenses	0.12
Total annual operating expenses	1.13

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Trust Class	$115	$359	$622	$1,375

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests primarily in common stocks of mid- to large-capitalization companies that meet the Fund’s social policy.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above-average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market. Among companies that meet these criteria, the Portfolio Managers look for those that show leadership in environmental concerns, and progressive workplace practices including diversity and community relations.

In addition, the Portfolio Managers typically look at a company’s record in public health and the nature of its products. The Portfolio Managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Fund endeavors to avoid companies that derive revenue from gambling or

39 Socially Responsive Fund

the production of alcohol, tobacco, weapons, or nuclear power. The Fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. As a socially responsive fund, the Fund is required by the federal securities laws to have a policy of investing at least 80% of its net assets in equity securities selected in accordance with its social policy and cannot change that policy without providing investors at least 60 days’ written notice. In practice, the Portfolio Managers’ current intention is to hold only equity securities selected in accordance with the Fund’s social investing policies. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Social Investing Risk. The Fund’s social policy could cause the Fund to sell or avoid stocks that subsequently perform well. In addition, undervalued stocks that do not meet the social criteria could outperform those that do.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

40 Socially Responsive Fund

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

41 Socially Responsive Fund

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-0.63	-2.91	-14.66	34.15	13.35	7.45	14.21	7.31	-38.90	30.34
Best quarter: Q2 ’09, 15.30%
Worst quarter: Q4 ’08, -26.66%
Year-to-date performance as of 9/30/2010: 8.70%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Socially Responsive Fund
Return Before Taxes	30.34	0.96	2.76
Return After Taxes on Distributions	30.27	0.63	2.26
Return After Taxes on Distributions and Sale of Fund Shares	19.81	0.83	2.25
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	-0.95
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Through 12/15/2000, Socially Responsive Trust Class was organized as a feeder fund in a master/feeder structure, rather than as a fund in a multiple class structure. Performance from the beginning of the measurement period above to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Socially Responsive Fund Trust Class. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS
Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS
The Fund is managed by Co-Portfolio Managers Arthur Moretti, CFA (Managing Director of NBM and NB LLC) and Ingrid S. Dyott (Managing Director of NBM and NB LLC), and Associate Portfolio Managers Sajjad S. Ladiwala, CFA (Managing Director of NBM and NB LLC) and Mamundi Subhas, CFA (Senior Vice President of NBM and NB LLC). Mr. Moretti has served as Portfolio Manager of the Fund since 2001. Ms. Dyott became Co-Portfolio Manager of the Fund in 2003. Mr. Ladiwala joined as an Associate Manager in 2003, and Mr. Subhas in 2008.

42 Socially Responsive Fund

BUYING AND SELLING SHARES
Trust Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Trust Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

Shares of the Fund are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. To buy or sell shares of the Fund, contact your investment provider.

The price you pay for each Trust Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION
Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

43 Socially Responsive Fund

Descriptions of Certain Practices and Security Types

Emerging Market Countries. Emerging market countries are generally considered to be those countries whose economies are less developed than the economies of countries such as the United States or most nations in Western Europe.

Foreign Stocks. There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore may follow cycles that are different from each other. For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification.

Value Investing. At any given time, there are companies whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. This happens when investors under-appreciate the business potential of these companies, or are distracted by transient or non-fundamental issues. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

Growth Investing. For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

Social Investing. Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

Additional Information about Principal Investment Risks

This section provides additional information about a Fund’s principal investment risks described in its Fund Summary section.

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Changes in the financial condition of a single issuer can impact the market as a whole.To the extent that a Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance. Because many investors buy stocks on margin, increases in interest rates generally reduce market prices of equities. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s stock or debt may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or the competitive environment.

Sector Risk. A Fund’s investing approach may dictate an emphasis on certain sectors, industries, or sub-sectors of the market at any given time. To the extent a Fund invests more heavily in one sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. In addition, the value of a Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. A Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As a result, foreign securities can fluctuate

44

more widely in price, and may also be less liquid, than comparable U.S. securities. Although foreign securities offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. For instance, the governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose burdensome taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. These countries may also have less developed legal and accounting systems. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

In addition, foreign markets can perform differently than the U.S. market. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. A Fund could also underperform if the Fund’s Portfolio Managers invest in countries or regions whose economic performance falls short. To the extent that a Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so invested. The effect of recent, worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading partners or other members of their currency bloc.

Investing in foreign securities may also involve a greater risk for excessive trading due to “time-zone arbitrage.” If an event occurring after the close of a foreign market, but before the time a Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Currency Risk. To the extent that a Fund invests in securities denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although a Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. A Fund’s Portfolio Manager may determine not to hedge currency risks, even if suitable instruments appear to be available.

Market Capitalization Risk (Small-, Mid- and Large-Cap Stocks Risk). To the extent a Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities, but their returns have sometimes led those of smaller companies, often with lower volatility. The stocks of small- and mid-cap companies may fluctuate more widely in price than the market as a whole, may be difficult to sell when the economy is not robust or during market downturns, and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. In addition, compared to large-cap companies, small- and mid-cap companies may depend on a limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. There may also be less trading in small- or mid-cap stocks, which means that buy and sell transactions in those stocks could have a larger impact on a stock’s price than is the case with large-cap stocks.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several sectors and industries simultaneously. Growth stocks also may lack the dividends often associated with value stocks that can cushion their decline in a falling market. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

Value Stock Risk. Value stocks may remain undervalued during a given period, may not ever realize their full value or may be appropriately priced. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions, or because the stocks’ worth was misgauged.

45

Social Investing Risk. A Fund’s social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are: the social policy could cause the Fund to sell or avoid stocks that subsequently perform well; undervalued stocks that do not meet the social criteria could outperform those that do; or economic or political changes could make certain companies less attractive for investment.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Funds. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Changes in market conditions will not have the same impact on all types of securities.

Information about Additional Risks

A Fund may engage in certain practices and invest in certain securities in addition to those described as its “principal investment strategies” in its Fund Summary section. For example, to the extent that a Fund engages in borrowing or securities lending, or uses derivatives, or invests in foreign securities, it will be subject to the additional risks associated with these practices and securities.

Borrowing, securities lending and using derivatives could create investment leverage, meaning that certain gains or losses could be amplified, increasing share price movements. If a Fund were to use certain derivatives to gain stock market exposure for excess cash holdings, it would increase its risk of loss.

Neuberger Berman International Fund may use derivatives for hedging as well as for speculation. A derivative instrument, whether used for hedging or for speculation, could fail to perform as expected, causing a loss for the Fund.

Foreign securities involve risks in addition to those associated with comparable U.S. securities, and can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

When a Fund anticipates adverse market, economic, political or other conditions, or receives large cash inflows, it may temporarily depart from its goal and use a different investment strategy (including leaving a significant portion of its assets uninvested) for defensive purposes. Doing so could help a Fund avoid losses, but may mean lost opportunities. In addition, different factors could affect a Fund’s performance and a Fund may not achieve its goal.

Descriptions of Indices

The MSCI EAFE Index is an unmanaged index of stocks from Europe, Australasia, and the Far East.

The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

The Russell 2000 Growth Index is an unmanaged index of U.S. small-cap growth stocks.

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks.

The Russell Midcap Index is an unmanaged index of U.S. mid-cap stocks.

The Russell Midcap Value Index is an unmanaged index of U.S. mid-cap value stocks.

The S&P 500 Index is an unmanaged index of U.S. stocks.

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Management of the Funds

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is each Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing a Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees a Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage approximately $179.7 billion in total assets (as of 9/30/2010) and continue an asset management history that began in 1939.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Funds’ semi-annual report to shareholders dated February 2009.

Neuberger Berman Focus Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Trust Class were 0.93% of its average net assets.

Neuberger Berman Genesis Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Trust Class were 1.06% of its average net assets.

Neuberger Berman Guardian Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Trust Class were 0.91% of its average net assets.

Neuberger Berman International Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Trust Class were 1.24% of its average net assets.

Neuberger Berman Mid Cap Growth Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Trust Class were 0.94% of its average net assets.

Neuberger Berman Partners Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Trust Class were 0.86% of its average net assets.

Neuberger Berman Regency Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Trust Class were 0.92% of its average net assets, after voluntary waiver.

The Manager has voluntarily agreed to waive its management fee in the amount of 0.05% of the average daily net assets of the Fund effective March 8, 2010. The Manager may, at its sole discretion, modify or terminate this voluntary waiver without notice to the Fund.

Neuberger Berman Small Cap Growth Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Trust Class were 1.25% of its average net assets.

The Manager has voluntarily undertaken to waive or reimburse certain expenses of Trust Class of the Fund so that its total annual operating expenses are limited to 1.37% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses, if any, and is in addition to the contractual undertaking described previously in the prospectus. The Manager may, at its sole discretion, terminate this voluntary commitment with notice to the Fund.

Neuberger Berman Socially Responsive Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Trust Class were 0.91% of its average net assets.

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Portfolio Managers

Please see the Statement of Additional Information for additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of shares in the Fund(s) that he or she manages.

Neuberger Berman Focus Fund

Timothy Creedon, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Creedon joined the firm in 2005 and has been a Portfolio Manager of the Fund since 2011. He is the Director of Research for the Global Equity Research Department.

David Levine, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been a Portfolio Manager of the Fund since 2008. He is a Portfolio Manager of the Large Cap Value Team of Neuberger Berman LLC. He joined Neuberger Berman in 1995.

Neuberger Berman Genesis Fund

Judith M. Vale and Robert W. D’Alelio are Managing Directors of Neuberger Berman Management LLC and Neuberger Berman LLC. Ms. Vale and Mr. D’Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Ms. Vale has co-managed the Fund’s assets since 1994. Mr. D’Alelio joined the firm in 1996 and has co-managed the Fund’s assets since 1997.

Michael L. Bowyer and Brett S. Reiner are Managing Directors of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Bowyer and Mr. Reiner have been members of the Small Cap Group since 2001 and 2003, respectively. Mr. Bowyer joined the firm in 1996 and Mr. Reiner joined the firm in 2000. They are the Associate Portfolio Managers of the Fund and have co-managed the Fund’s assets since 2005.

Neuberger Berman Guardian Fund

Arthur Moretti, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He joined each firm in 2001 and has managed the Fund since 2002.

Ingrid S. Dyott is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. She has been an Associate Manager of the Fund since 2003 and has been a Portfolio Manager at Neuberger Berman since 1997.

Sajjad S. Ladiwala, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been an Associate Manager of the Fund since 2003.

Mamundi Subhas, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been an Associate Manager of the Fund since 2008. He joined the firm in 2001.

Neuberger Berman International Fund

Benjamin Segal is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Segal joined the firms in 1999 and has been the Portfolio Manager of the Fund since 2003. He has been a Portfolio Manager at Neuberger Berman Management LLC since 2000, with responsibility for other mutual funds advised by the Manager.

Neuberger Berman Mid Cap Growth Fund

Kenneth J. Turek is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Turek has managed the Fund since 2003.

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Neuberger Berman Partners Fund

S. Basu Mullick is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has managed the Fund since 1998.

Neuberger Berman Regency Fund

S. Basu Mullick is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has managed the Fund since 2005 and has been a fund manager at Neuberger Berman Management LLC since 1998. He previously co-managed the Fund from its inception in 1999 to 2000.

Neuberger Berman Small Cap Growth Fund

David H. Burshtan is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Burshtan has managed the Fund since 2003.

Neuberger Berman Socially Responsive Fund

Arthur Moretti, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He joined each firm and has been co-manager of the Fund since 2001.

Ingrid S. Dyott is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. She has been co-manager of the Fund since 2003 and before that was an Associate Manager of the Fund since 1997.

Sajjad S. Ladiwala, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been an Associate Manager of the Fund since 2003.

Mamundi Subhas, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been an Associate Manager of the Fund since 2008. He joined the firm in 2001.

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Financial Highlights
Neuberger Berman Focus Fund — Trust Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	27.36	25.19	24.09	18.18	12.14
Plus:	Income from investment operations
	Net investment income (loss)	0.04	0.05	0.06	0.07	0.05
	Net gains (losses) — realized and unrealized	1.65	2.46	(1.54)	(4.40)	(0.36)
	Subtotal: income from investment operations	1.69	2.51	(1.48)	(4.33)	(0.31)
Minus:	Distributions to shareholders
	Income dividends	0.16	0.04	0.09	0.10	0.10
	Capital gain distributions	3.70	3.57	4.34	1.61	—
	Subtotal: distributions to shareholders	3.86	3.61	4.43	1.71	0.10
Equals:	Share price (NAV) at end of year	25.19	24.09	18.18	12.14	11.73
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain waiver and/or offset arrangements had not been in effect.
Net expenses — actual		1.06	1.07	1.10	1.24	1.19
Gross expenses		1.06(1)	1.07(1)	1.10(1)	1.24(1)	1.19
Expenses(2)		1.06	1.08	1.11	1.24	1.19
Net investment income (loss) — actual		0.14	0.21	0.31	0.65	0.38
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)		6.81(3)	10.49(3)	(7.37)(3)	(21.21)(3)	(2.61)
Net assets at end of year (in millions of dollars)		112.8	72.3	41.5	23.7	18.9
Portfolio turnover rate (%)		41	53	90	89	89

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not waived a portion of investment management fees.

50

Financial Highlights
Neuberger Berman Genesis Fund — Trust Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	48.66	49.89	53.69	50.16	35.00
Plus:	Income from investment operations
	Net investment income (loss)	(0.11)	0.24	(0.14)	(0.03)	(0.07)
	Net gains (losses) — realized and unrealized	2.44	7.96	5.12	(13.24)	2.99
	Subtotal: income from investment operations	2.33	8.20	4.98	(13.27)	2.92
Minus:	Distributions to shareholders
	Income dividends	—	0.60	0.08	—	—
	Capital gain distributions	1.10	3.80	8.43	1.89	—
	Subtotal: distributions to shareholders	1.10	4.40	8.51	1.89	—
Equals:	Share price (NAV) at end of year	49.89	53.69	50.16	35.00	37.92
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses — actual		1.09	1.09	1.09	1.12	1.12
Gross expenses		1.09(1)	1.10(1)	1.09(1)	1.12(1)	1.12
Expenses(2)		1.09	1.10	1.09	1.12	1.12
Net investment income (loss) — actual		(0.22)	0.48	(0.27)	(0.09)	(0.17)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)		4.82(3)	17.41(3)	10.22(3)	(25.73)(3)	8.34
Net assets at end of year (in millions of dollars)		5,970.9	4,985.5	4,799.6	3,244.1	3,057.6
Portfolio turnover rate (%)		19	25	18	12	16

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not waived a portion of investment management fees.

51

Financial Highlights
Neuberger Berman Guardian Fund — Trust Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	13.79	14.66	15.64	13.02	8.75
Plus:	Income from investment operations
	Net investment income	0.04	0.07	0.06	0.04	0.02
	Net gains (losses) — realized and unrealized	0.91	1.98	(0.82)	(3.25)	0.66
	Subtotal: income from investment operations	0.95	2.05	(0.76)	(3.21)	0.68
Minus:	Distributions to shareholders
	Income dividends	0.08	0.04	0.10	0.04	0.05
	Capital gain distributions	—	1.03	1.76	1.02	—
	Subtotal: distributions to shareholders	0.08	1.07	1.86	1.06	0.05
Equals:	Share price (NAV) at end of year	14.66	15.64	13.02	8.75	9.38
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.
Net expenses — actual		1.04	1.05	1.06	1.14	1.12
Gross expenses		1.04(1)	1.05(1)	1.06(1)	1.14 (1)	1.12
Expenses(2)		1.05	1.05	1.07	1.14	1.12
Net investment income — actual		0.31	0.47	0.41	0.50	0.23
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)		6.90(3)	14.30(3)	(5.52)(3)	(22.74)(3)	7.75
Net assets at end of year (in millions of dollars)		160.5	122.7	103.6	71.0	79.0
Portfolio turnover rate (%)		34	20	42	29	36

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not waived a portion of investment management fees.

52

Financial Highlights
Neuberger Berman International Fund — Trust Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	22.93	26.52	28.18	19.43	15.03
Plus:	Income from investment operations
	Net investment income (loss)	0.31	0.27	0.39	0.17	0.13
	Net gains (losses) — realized and unrealized	4.16	4.16	(4.69)	(4.24)	1.10
	Subtotal: income from investment operations	4.47	4.43	(4.30)	(4.07)	1.23
	Redemption fees	0.01	0.00	0.00	0.00	0.00
Minus:	Distributions to shareholders
	Income dividends	0.08	0.24	0.77	0.33	0.13
	Capital gain distributions	0.81	2.53	3.68	—	—
	Tax return of capital	—	—	—	—	0.05
	Subtotal: distributions to shareholders	0.89	2.77	4.45	0.33	0.18
Equals:	Share price (NAV) at end of year	26.52	28.18	19.43	15.03	16.08
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.32	1.33	1.35	1.49	1.52
Gross expenses		1.32(1)	1.33(1)	1.35(1)	1.49(1)	1.52
Expenses(2)		1.33	1.34	1.36	1.49	1.52
Net investment income (loss) — actual		1.21	0.96	1.64	1.29	0.81
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return(%)		20.02(3)	17.34(3)	(17.21)(3)	(20.48)(3)	8.18
Net assets at end of year (in millions of dollars)		870.9	824.3	417.7	201.5	162.8
Portfolio turnover rate (%)		48	42	53	81	61

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower/higher if Neuberger Berman Management LLC had not reimbursed/recouped certain expenses and/or waived a portion of investment management fees.

53

Financial Highlights
Neuberger Berman Mid Cap Growth Fund — Trust Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	11.46	12.53	16.11	14.54	11.31
Plus:	Income from investment operations
	Net investment loss	(0.08)	(0.09)	(0.11)	(0.04)	(0.08)
	Net gains (losses) — realized and unrealized	1.15	3.67	(1.46)	(3.19)	1.60
	Subtotal: income from investment operations	1.07	3.58	(1.57)	(3.23)	1.52
Equals:	Share price (NAV) at end of year	12.53	16.11	14.54	11.31	12.83
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment loss — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.32	1.30	1.25	1.26	1.14
Gross expenses		1.32(1)	1.30(1)	1.25(1)	1.26(1)	1.14
Expenses(2)		1.33	1.31	1.25	1.26	1.14
Net investment loss — actual		(0.65)	(0.63)	(0.73)	(0.37)	(0.61)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)		9.34(3)	28.57(3)	(9.75)(3)	(22.21)(3)	13.44
Net assets at end of year (in millions of dollars)		6.6	13.4	11.7	16.4	21.8
Portfolio turnover rate (%)		45	49	70	69	70

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

54

Financial Highlights
Neuberger Berman Partners Fund — Trust Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	22.02	22.14	24.75	22.25	16.67
Plus:	Income from investment operations
	Net investment income (loss)	0.15	0.06	0.06	0.09	0.00
	Net gains (losses) — realized and unrealized	1.11	3.05	(1.56)	(5.42)	0.34
	Subtotal: income from investment operations	1.26	3.11	(1.50)	(5.33)	0.34
Minus:	Distributions to shareholders
	Income dividends	0.13	0.11	0.08	0.06	0.11
	Capital gain distributions	1.01	0.39	0.92	0.19	—
	Subtotal: distributions to shareholders	1.14	0.50	1.00	0.25	0.11
Equals:	Share price (NAV) at end of year	22.14	24.75	22.25	16.67	16.90
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses — actual		0.99	0.99	0.99	1.04	1.03
Gross expenses		0.99(1)	0.99(1)	0.99(1)	1.05(1)	1.03
Expenses(2)		1.00	1.00	0.99	1.04	1.03
Net investment income (loss) — actual		0.66	0.26	0.23	0.70	0.01
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)		5.70(3)	14.09(3)	(6.40)(3)	(23.38)(3)	2.01
Net assets at end of year (in millions of dollars)		970.5	1,171.5	1,004.0	622.6	547.6
Portfolio turnover rate (%)		33	47	41	35	42

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not waived a portion of investment management fees.

55

Financial Highlights
Neuberger Berman Regency Fund — Trust Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	15.13	14.41	16.26	13.09	9.66
Plus:	Income from investment operations
	Net investment income (loss)	0.09	0.08	0.04	0.07	0.01
	Net gains (losses) — realized and unrealized	0.34	1.91	(1.52)	(3.02)	1.11
	Subtotal: income from investment operations	0.43	1.99	(1.48)	(2.95)	1.12
Minus:	Distributions to shareholders
	Income dividends	0.02	0.06	0.11	0.00	0.10
	Capital gain distributions	1.13	0.08	1.58	0.48	—
	Subtotal: distributions to shareholders	1.15	0.14	1.69	0.48	0.10
Equals:	Share price (NAV) at end of year	14.41	16.26	13.09	9.66	10.68
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.24	1.24	1.24	1.25	1.25
Gross expenses(1)		1.32	1.31	1.36	1.59	1.42
Expenses(2)		1.25	1.25	1.26	1.25	1.25
Net investment income (loss) — actual		0.61	0.51	0.30	0.89	0.07
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		2.81	13.84	(10.03)	(20.96)	11.55
Net assets at end of year (in millions of dollars)		64.2	55.6	52.8	26.9	80.5
Portfolio turnover rate (%)		52	80	60	51	51

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

56

Financial Highlights
Neuberger Berman Small Cap Growth Fund — Trust Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	15.62	16.52	21.05	19.67	14.43
Plus:	Income from investment operations
	Net investment loss	(0.22)	(0.21)	(0.21)	(0.14)	(0.18)
	Net gains (losses) — realized and unrealized	1.12	4.74	(1.17)	(5.10)	0.68
	Subtotal: income from investment operations	0.90	4.53	(1.38)	(5.24)	0.50
Equals:	Share price (NAV) at end of year	16.52	21.05	19.67	14.43	14.93
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment loss — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.63	1.38	1.39	1.40	1.37
Gross expenses(1)		2.47	2.22	1.64	1.73	1.70
Expenses(2)		1.66	1.40	1.41	1.40	1.37
Net investment loss — actual		(1.26)	(1.08)	(1.04)	(1.00)	(1.11)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		5.76	27.42	(6.56)	(26.64)	3.47
Net assets at end of year (in millions of dollars)		2.5	8.5	42.3	35.2	22.0
Portfolio turnover rate (%)		142	153	185	292	235

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

57

Financial Highlights
Neuberger Berman Socially Responsive Fund — Trust Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	15.84	16.53	18.81	16.91	12.88
Plus:	Income from investment operations
	Net investment income (loss)	0.03	0.08	0.07	0.04	0.01
	Net gains (losses) — realized and unrealized	1.20	2.38	(1.28)	(3.82)	1.27
	Subtotal: income from investment operations	1.23	2.46	(1.21)	(3.78)	1.28
Minus:	Distributions to shareholders
	Income dividends	0.06	0.01	0.10	0.07	0.05
	Capital gain distributions	0.48	0.17	0.59	0.18	—
	Subtotal: distributions to shareholders	0.54	0.18	0.69	0.25	0.05
Equals:	Share price (NAV) at end of year	16.53	18.81	16.91	12.88	14.11
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.

Net expenses — actual		1.12	1.09	1.08	1.13	1.12
Expenses(1)		1.13	1.10	1.09	1.13	1.12
Net investment income (loss) — actual		0.21	0.45	0.38	0.32	0.10
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)		7.93	14.93	(6.67)	(22.01)	9.94
Net assets at end of year (in millions of dollars)		239.2	355.5	361.5	308.2	356.1
Portfolio turnover rate (%)		23	16	35	36	41

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense offset arrangements.

58

Your Investment

Maintaining Your Account

To buy or sell Trust Class shares described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The Funds do not issue certificates for shares.

Most investment providers allow you to take advantage of the fund exchange program, which is designed for moving an investment from the Trust Class of one fund in the fund family to the Trust Class of another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.
Every buy or sell order will be processed at the next share price to be calculated after the order has been accepted. Purchase orders are deemed “accepted” when the Funds’ transfer agent has received payment for the shares. Redemption orders are deemed “accepted” when the Funds’ transfer agent has received your order to sell Fund shares. In the case of certain institutional investors, Neuberger Berman Management LLC will process purchase orders when received, on the basis of a pre-existing arrangement to make payment by the following morning. In addition, if you have established a systematic investment program (SIP) with a Fund, your order is deemed “accepted” on the date you pre-selected on your SIP application for the systematic investments to occur. These policies apply to the investment providers who invest in the Fund. If you are buying shares through an investment provider, contact the investment provider for its policies.

Trust Class of each of Neuberger Berman Focus Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund is closed to new investors. Only certain investors are allowed to purchase Trust Class shares of such Funds, as follows:

■
Only investment providers who established accounts in Trust Class shares of Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Small Cap Growth Fund or Neuberger Berman Socially Responsive Fund prior to October 15, 2009, or Neuberger Berman Focus Fund, Neuberger Berman Partners Fund or Neuberger Berman Regency Fund prior to July 26, 2010, or Neuberger Berman International Fund prior to December 20, 2010, and who continuously maintain such accounts in Trust Class shares of such Fund, may continue to purchase Trust Class shares of that Fund.

Shareholders who, by virtue of an investment made through an investment provider, are permitted to invest in a class that is generally closed to new investors may have to continue to participate in the same program of fees and services at that investment provider to maintain their ability to purchase that class. Please check with your investment provider for more information.

Under certain circumstances, the Funds reserve the right to:

■	suspend the offering of shares

■	reject any exchange or purchase order

■	suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

■	change, suspend, or revoke the exchange privilege

■	satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders

■
suspend or postpone your right to sell Fund shares on days when trading on the New York Stock Exchange (the “Exchange”) is restricted, or as otherwise permitted by the Securities and Exchange Commission (“SEC”)

59

■	remain open and process orders to purchase or sell Fund shares when the Exchange is closed.

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when the Board of Trustees has determined that it is in the best interests of a Fund’s shareholders as a whole.

Proceeds from the sale of shares. The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

■	in unusual circumstances where the law allows additional time if needed

■	if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

Uncashed checks. When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks. Checks will not be forwarded if the address of record is incorrect.

Distribution and Shareholder Servicing Fees

Each of Focus, Guardian, Partners, Regency, Small Cap Growth and Socially Responsive Funds has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, each Fund’s Trust Class pays the Fund’s distributor, Neuberger Berman Management LLC, 0.10% of its average net assets every year to compensate financial intermediaries for providing distribution related services to the Fund and/or administrative or shareholder services to Fund shareholders. Neuberger Berman Management LLC may also retain part of this fee as compensation for providing these services. These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

Your Investment Provider

The Trust Class shares described in this prospectus are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the Funds and by Neuberger Berman Management LLC. However, most of the information you will need for managing your investment will come from your investment provider. This includes information on how to buy and sell Trust Class shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus.

Additional Payments to Investment Providers

Neuberger Berman Management LLC and/or its affiliates pay additional compensation, out of their own resources and not as an expense of the Funds, to certain investment providers or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Fund shares. If your investment provider receives such payments, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Funds to you. If you have purchased shares of a Fund through an investment provider, please speak with your investment provider to learn more about any payments it receives from Neuberger Berman Management LLC and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments by Neuberger Berman Management LLC or its affiliates will not change the net asset value or the price of a Fund’s shares. For more information, please see the Funds’ Statement of Additional Information.

60

Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

Share Prices

Because Trust Class shares of the Funds do not have a sales charge, the price you pay for each share is the Fund’s net asset value per share. Similarly, because the Funds do not charge fees for selling shares, your Fund pays you the full share price (net asset value) when you sell shares. Remember that your investment provider may charge fees for its services.

The Funds are open for business every day the Exchange is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. A Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

Each Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see “Maintaining Your Account” for information on placing orders). Check with your investment provider to find out by what time your order must be received so that it can be processed the same day. Depending on when your investment provider accepts orders, it is possible that a Fund’s share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

Share Price Calculations

The price of a Trust Class share of a Fund is the total value of the Fund’s assets attributable to Trust Class shares minus liabilities attributable to that class, divided by the total number of the Fund’s Trust Class shares outstanding. Because the value of a Fund’s securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the Funds use market prices. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable.

When a market price is not available or a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by the Board of Trustees. A Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund’s net asset value calculation. A Fund may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that the foreign market closes and the time the Exchange closes. Significant events may include (1) those

61

impacting a single issuer, (2) governmental actions that affect securities in one sector or country, (3) natural disasters or armed conflicts affecting a country or region, or (4) significant domestic or foreign market fluctuations. The effect of using fair value pricing is that a Fund’s net asset value will be subject to the judgment of Neuberger Berman Management LLC, operating under procedures approved by the Board of Trustees, instead of being determined by market prices.

Distributions and Taxes

Distributions. Each Fund pays out to its shareholders any net investment income and net realized capital gains. Ordinarily, each Fund makes any distributions once a year (in December).

Consult your investment provider about whether your income and capital gain distributions from a Fund will be reinvested in additional Trust Class shares of that Fund or paid to you in cash.

How distributions are taxed. Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to individual retirement accounts (“IRAs”), Roth IRAs, and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss (“dividends”) are generally taxed as ordinary income. However, a Fund’s dividends attributable to “qualified dividend income” (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares on which the dividends are paid.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum tax rate for individual shareholders. The tax treatment of capital gain distributions from a Fund depends on how long the Fund held the securities it sold that generated the gain, not when you bought your shares of the Fund or whether you reinvested your distributions.

How share transactions are taxed. When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

You should consult your tax professional as to the tax rates that will apply to distributions and share transactions in taxable years beginning on or after January 1, 2011. When the prospectus, dated December 17, 2010, was being prepared, certain of the tax rates discussed above were set to expire. In the absence of legislation extending these rates beyond December 31, 2010, beginning on January 1, 2011: (1) dividends attributable to qualified dividend income will no longer qualify for the 15% maximum federal income tax rate, but instead will be taxed as ordinary income, and (2) the maximum federal income tax rate for individual shareholders on long-term capital gain (whether from a capital gain distribution or a taxable disposition of your shares) will be 20%.

Taxes and You

The taxes you actually owe on Fund distributions and share transactions can vary with many factors, such as your marginal tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

62

How can you figure out your tax liability on Fund distributions and share transactions? One helpful tool is the tax statement that your investment provider typically sends you by February. It details the distributions you received during the past year and shows their tax status. That statement, or a separate statement from your investment provider, covers your share transactions.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your professional should be able to help you answer any questions you may have.

Backup Withholding

A Fund is required to withhold at the backup withholding rate from the money you are otherwise entitled to receive from its distributions and redemption proceeds (regardless of whether you realized a gain or loss) if you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the Fund. Withholding at that rate also is required from a Fund’s distributions to which you are otherwise entitled if you are such a shareholder and the Internal Revenue Service tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason.

In the case of a custodial account for a newborn, if a social security number has been applied for but is not available when you complete the account application, you may open the account without that number, if we receive (from your investment provider) the custodian’s date of birth and social security number together with a copy of the request made to the Social Security Administration for the newborn’s social security number. However, we must receive the new number within 60 days or the account will be closed. Please consult your investment provider about opening a custodial account.

You must supply your signed taxpayer identification number form to your investment provider, and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

Buying Shares Before a Distribution

The money a Fund earns, either as income or as capital gains, is reflected in its share price until it distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional shares of the distributing class of the Fund or paid to shareholders in cash.

Because of this, if you buy shares just before a Fund makes a distribution, you will end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you are investing in a Fund through a tax-advantaged retirement plan or account, there are no tax consequences to you from distributions.

63

Market Timing Policy

Frequent purchases, exchanges and redemptions of Fund shares (“market-timing activities”) can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order, or change, suspend or revoke the exchange privilege.

Neuberger Berman Management LLC applies the Funds’ policies and procedures with respect to market-timing activities by monitoring trading activity in the Funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Funds make efforts to monitor for market-timing activities, the ability of the Funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Funds will be able to eliminate all market-timing activities.

Portfolio Holdings Policy

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

The complete portfolio holdings for each Fund are available at www.nb.com/holdings. The complete portfolio holdings for each Fund (except Genesis Fund) are generally posted 15-30 days after month-end. The complete portfolio holdings for Genesis Fund are generally posted 15-30 days after the end of each calendar quarter.

Each Fund’s (except Genesis Fund’s) complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted. Genesis Fund’s complete portfolio holdings will remain available at this website until the subsequent quarter-ending holdings have been posted. Complete portfolio holdings for the Funds will also be available in reports on Form N-Q and Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

Fund Structure

Each Fund uses a “multiple class” structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Trust Class shares of the Funds.

64

NEUBERGER BERMAN EQUITY FUNDS

Trust Class Shares

If you would like further details on these Funds, you can request a free copy of the following documents:

Shareholder Reports. The shareholder reports offer information about each Fund, including:
■	a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund’s performance during the last fiscal year

■	Fund performance data and financial statements

■	portfolio holdings.

Statement of Additional Information (SAI). The SAI contains more comprehensive information on each Fund, including:
■	various types of securities and practices, and their risks

■	investment limitations and additional policies

■	information about the Fund’s management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management LLC
Sub-adviser: Neuberger Berman LLC

Obtaining Information
You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
877-628-2583
Web site: www.nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section,100 F Street, N.E., Washington, D.C. 20549-1520. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-551-8090 for information about the operation of the Public Reference Room.

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman Group LLC. “Neuberger Berman Management LLC” and the individual Fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management LLC. ©2011 Neuberger Berman Management LLC. All rights reserved.

SEC file number 811-00582
A0090 07/11

Neuberger Berman Equity Funds

ADVISOR CLASS

Neuberger Berman Focus Fund — NBFAX

Neuberger Berman Genesis Fund — NBGAX

Neuberger Berman Guardian Fund — NBGUX

Neuberger Berman Mid Cap Growth Fund — NBMBX

Neuberger Berman Partners Fund — NBPBX

Neuberger Berman Small Cap Growth Fund — NBMVX

Prospectus December 17, 2010
(as amended July 27, 2011 for Neuberger Berman Focus Fund)

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Contents
NEUBERGER BERMAN EQUITY FUNDS
Fund Summaries
Neuberger Berman Focus Fund	2
Neuberger Berman Genesis Fund	6
Neuberger Berman Guardian Fund	10
Neuberger Berman Mid Cap Growth Fund	15
Neuberger Berman Partners Fund	20
Neuberger Berman Small Cap Growth Fund	25
Descriptions of Certain Practices and Security Types	30
Additional Information about Principal Investment Risks	30
Information about Additional Risks	31
Descriptions of Indices	32
Management of the Funds	32
Financial Highlights	35
YOUR INVESTMENT
Maintaining Your Account	41
Share Prices	43
Distributions and Taxes	44
Market Timing Policy	46
Portfolio Holdings Policy	47
Fund Structure	47

Fund Summaries
Neuberger Berman Focus Fund
Advisor Class Shares (NBFAX)

GOAL

The Fund seeks long-term growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.93
Distribution (12b-1) fees	0.25
Other expenses	0.25
Total annual operating expenses	1.43

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Advisor Class	$146	$452	$782	$1,713

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests in a highly concentrated portfolio, consisting mainly of common stocks of companies of any size that are selected using a fundamental, research driven approach.

Under normal market conditions, the Fund typically holds a limited number of stocks. Because of this, the Fund may at times be substantially over- and under-weighted in certain economic sectors.

The Portfolio Manager, with the assistance of Neuberger Berman research analysts, looks for what he believes to be undervalued companies. Factors in identifying these firms may include depressed valuations, above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with investing in a smaller number of stocks.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target valuation, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

2 Focus Fund

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

3 Focus Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Because the Fund had a policy of investing 90% of its assets in no more than six economic sectors prior to December 17, 2007, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
12.38	-7.18	-36.67	64.23	4.62	-0.39	11.96	6.08	-40.95	28.56
Best quarter: Q2 ’03, 33.98%
Worst quarter: Q3 ’02, -31.95%
Year-to-date performance as of 9/30/2010: -0.79%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Focus Fund
Return Before Taxes	28.56	-2.13	0.19
Return After Taxes on Distributions	28.36	-3.94	-0.88
Return After Taxes on Distributions and Sale of Fund Shares	18.82	-1.65	0.20
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	-0.95
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
Through 12/15/2000, Focus Fund Advisor Class was organized as a feeder fund in a master/feeder structure, rather than as a fund in a multiple class structure. Performance from the beginning of the measurement period above to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Focus Fund Advisor Class. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS

The Fund is managed by Timothy Creedon, CFA (Senior Vice President of NBM and NB LLC) and David Levine, CFA (Senior Vice President of NBM and NB LLC). They have managed the Fund since 2011 and 2008, respectively.

4 Focus Fund

BUYING AND SELLING SHARES

Advisor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Advisor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

Shares of the Fund are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. To buy or sell shares of the Fund, contact your investment provider.

The price you pay for each Advisor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

5 Focus Fund

Neuberger Berman Genesis Fund
Advisor Class Shares (NBGAX)

GOAL

The Fund seeks growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.06
Distribution (12b-1) fees	0.25
Other expenses	0.07
Total annual operating expenses	1.38

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Advisor Class	$141	$437	$755	$1,657

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has grown beyond $2 billion.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with small-cap stocks.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

6 Genesis Fund

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Managers commit a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

7 Genesis Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
32.21	11.75	-3.21	31.34	18.39	16.00	6.97	21.50	-33.01	25.88
Best quarter: Q2 ’09, 16.25%
Worst quarter: Q4 ’08, -26.58%
Year-to-date performance as of 9/30/2010: 6.18%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Genesis Fund
Return Before Taxes	25.88	4.92	10.95
Return After Taxes on Distributions	25.88	3.92	9.98
Return After Taxes on Distributions and Sale of Fund Shares	16.82	4.24	9.52
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	27.17	0.51	3.51
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Through 12/15/2000, Genesis Fund Advisor Class was organized as a feeder fund in a master/feeder structure, rather than as a fund in a multiple class structure. Performance from the beginning of the measurement period above to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Genesis Fund Advisor Class. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS

The Fund is managed by Judith M. Vale, Robert W. D’Alelio, Michael L. Bowyer and Brett S. Reiner (each a Managing Director of NBM and NB LLC). Ms. Vale and Mr. D’Alelio are Portfolio Managers and have co-managed the Fund since 1994 and 1997, respectively. Mr. Bowyer and Mr. Reiner are Associate Portfolio Managers and have co-managed the Fund since 2005.

BUYING AND SELLING SHARES

Shares of the Fund are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. To buy or sell shares of the Fund, contact your investment provider.

8 Genesis Fund

The price you pay for each Advisor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

9 Genesis Fund

Neuberger Berman Guardian Fund
Advisor Class Shares (NBGUX)

GOAL

The Fund seeks long-term growth of capital; current income is a secondary goal.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.91
Distribution (12b-1) fees	0.25
Other expenses	1.43
Total annual operating expenses	2.59
Fee waiver and/or expense reimbursement	1.09
Total annual operating expenses after fee waiver and/or expense reimbursement1	1.50

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Advisor Class	$153	$474	$818	$1,791

1
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Advisor Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) are limited to 1.50% of average net assets. This undertaking lasts until 8/31/2021. The Fund has agreed that Advisor Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goals, the Fund invests primarily in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market.

10 Guardian Fund

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political

11 Guardian Fund

developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

12 Guardian Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Because the Fund had a policy of investing mainly in large-cap stocks prior to December 2002, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-2.43	-2.24	-26.06	34.67	15.46	7.75	12.75	6.93	-38.61	29.53
Best quarter: Q2 ’03, 18.13%
Worst quarter: Q4 ’08, -26.52%
Year-to-date performance as of 9/30/2010: 5.25%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Guardian Fund
Return Before Taxes	29.53	0.65	1.25
Return After Taxes on Distributions	29.52	-0.26	0.64
Return After Taxes on Distributions and Sale of Fund Shares	19.22	0.57	1.01
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	-0.95
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
Through 12/15/2000, Guardian Fund Advisor Class was organized as a feeder fund in a master/feeder structure, rather than as a fund in a multiple class structure. Performance from the beginning of the measurement period above to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Guardian Fund Advisor Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS

The Fund is managed by Portfolio Manager Arthur Moretti, CFA (Managing Director of NBM and NB LLC) and Associate Portfolio Managers Ingrid S. Dyott (Managing Director of NBM and NB LLC), Sajjad S. Ladiwala, CFA (Managing Director of NBM and NB LLC) and Mamundi Subhas, CFA (Senior Vice President of NBM and NB LLC). Mr. Moretti has served as Portfolio Manager of the Fund since 2002. Ms. Dyott joined as an Associate Manager in 2003, Mr. Ladiwala in 2003, and Mr. Subhas in 2008.

13 Guardian Fund

BUYING AND SELLING SHARES

Advisor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Advisor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

Shares of the Fund are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. To buy or sell shares of the Fund, contact your investment provider.

The price you pay for each Advisor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

14 Guardian Fund

Neuberger Berman Mid Cap Growth Fund
Advisor Class Shares (NBMBX)

GOAL

The Fund seeks growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.94
Distribution (12b-1) fees	0.25
Other expenses	0.31
Acquired fund fees and expenses	0.02
Total annual operating expenses1	1.52

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Advisor Class	$155	$480	$829	$1,813

1
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Advisor Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) are limited to 1.50% of average net assets. This undertaking lasts until 8/31/2021. The Fund has agreed that Advisor Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

15 Mid Cap Growth Fund

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

16 Mid Cap Growth Fund

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

17 Mid Cap Growth Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-12.00	-30.16	-31.39	29.96	15.37	12.87	14.11	20.89	-41.27	28.84
Best quarter: Q1 ’00, 24.31%
Worst quarter: Q3 ’01, -30.13%
Year-to-date performance as of 9/30/2010: 12.15%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Mid Cap Growth Fund
Return Before Taxes	28.84	3.33	-2.90
Return After Taxes on Distributions	28.84	3.33	-3.27
Return After Taxes on Distributions and Sale of Fund Shares	18.75	2.86	-2.46
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	46.29	2.40	-0.52
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	40.48	2.43	4.98
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
Through 12/15/2000, Mid Cap Growth Fund Advisor Class was organized as a feeder fund in a master/feeder structure, rather than as a fund in a multiple class structure. Performance from the beginning of the measurement period above to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Mid Cap Growth Fund Advisor Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER

The Fund is managed by Kenneth J. Turek (Managing Director of NBM and NB LLC). He has managed the Fund since 2003.

18 Mid Cap Growth Fund

BUYING AND SELLING SHARES

Advisor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Advisor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

Shares of the Fund are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. To buy or sell shares of the Fund, contact your investment provider.

The price you pay for each Advisor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

19 Mid Cap Growth Fund

Neuberger Berman Partners Fund
Advisor Class Shares (NBPBX)

GOAL

The Fund seeks growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.86
Distribution (12b-1) fees	0.25
Other expenses	0.07
Total annual operating expenses	1.18

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Advisor Class	$120	$375	$649	$1,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests mainly in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Manager looks for what he believes to be well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying these firms may include: historical low valuation; strong fundamentals, such as a company’s financial, operational, and competitive positions; and relatively high operating profit margins and returns. The Portfolio Manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

20 Partners Fund

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

21 Partners Fund

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

22 Partners Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
0.04	-3.48	-25.07	35.38	18.67	17.60	12.84	9.71	-52.13	55.53
Best quarter: Q2 ’09, 28.19%
Worst quarter: Q4 ’08, -32.84%
Year-to-date performance as of 9/30/2010: 1.95%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Partners Fund
Return Before Taxes	55.53	1.63	2.34
Return After Taxes on Distributions	55.32	1.22	1.99
Return After Taxes on Distributions and Sale of Fund Shares	36.24	1.41	1.97
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	19.69	-0.25	2.47
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	-0.95
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
Through 12/15/2000, Partners Fund Advisor Class was organized as a feeder fund in a master/feeder structure, rather than as a fund in a multiple class structure. Performance from the beginning of the measurement period above to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Partners Fund Advisor Class. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER

The Fund is managed by S. Basu Mullick (Managing Director of NBM and NB LLC). He has managed the Fund since 1998.

23 Partners Fund

BUYING AND SELLING SHARES

Advisor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Advisor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

Shares of the Fund are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. To buy or sell shares of the Fund, contact your investment provider.

The price you pay for each Advisor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

24 Partners Fund

Neuberger Berman Small Cap Growth Fund
Advisor Class Shares (NBMVX)

GOAL

The Fund seeks growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.25
Distribution (12b-1) fees	0.25
Other expenses	0.41
Total annual operating expenses	1.91
Fee waiver and/or expense reimbursement	0.30
Total annual operating expenses after fee waiver and/or expense reimbursement1	1.61

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Advisor Class	$164	$508	$876	$1,911

1
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Advisor Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) are limited to 1.60% of average net assets. This undertaking lasts until 8/31/2021. The Fund has agreed that Advisor Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.60% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 235% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of initial purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive

25 Small Cap Growth Fund

returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other small-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Manager commits a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

26 Small Cap Growth Fund

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

27 Small Cap Growth Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-28.68	-14.47	-44.45	33.44	16.08	15.07	7.61	26.07	-42.47	22.68
Best quarter: Q4 ’01, 28.91%
Worst quarter: Q3 ’01, -27.89%
Year-to-date performance as of 9/30/2010: 3.14%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Small Cap Growth Fund
Return Before Taxes	22.68	1.96	-5.33
Return After Taxes on Distributions	22.68	1.96	-6.13
Return After Taxes on Distributions and Sale of Fund Shares	14.74	1.67	-4.72
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	34.47	0.87	-1.37
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	27.17	0.51	3.51
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
Performance prior to 5/3/2002 is that of Small Cap Growth Fund Investor Class (formerly known as Millennium Fund Investor Class). Because Investor Class has moderately lower expenses, its performance typically would have been slightly better than that of the Advisor Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER

The Fund is managed by David H. Burshtan (Managing Director of NBM and NB LLC). He has managed the Fund since 2003.

28 Small Cap Growth Fund

BUYING AND SELLING SHARES

Advisor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Advisor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

Shares of the Fund are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. To buy or sell shares of the Fund, contact your investment provider.

The price you pay for each Advisor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

29 Small Cap Growth Fund

Descriptions of Certain Practices and Security Types

Foreign Stocks. There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore may follow cycles that are different from each other. For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification.

Value Investing. At any given time, there are companies whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. This happens when investors under-appreciate the business potential of these companies, or are distracted by transient or non-fundamental issues. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

Growth Investing. For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

Additional Information about Principal Investment Risks

This section provides additional information about a Fund’s principal investment risks described in its Fund Summary section.

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Changes in the financial condition of a single issuer can impact the market as a whole. To the extent that a Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance. Because many investors buy stocks on margin, increases in interest rates generally reduce market prices of equities. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s stock or debt may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or the competitive environment.

Sector Risk. A Fund’s investing approach may dictate an emphasis on certain sectors, industries, or sub-sectors of the market at any given time. To the extent a Fund invests more heavily in one sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. In addition, the value of a Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. A Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Although foreign securities offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

In addition, foreign markets can perform differently than the U.S. market. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. A Fund could also underperform if the Fund’s Portfolio Managers invest

30

in countries or regions whose economic performance falls short. To the extent that a Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so invested. The effect of recent, worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading partners or other members of their currency bloc.

Investing in foreign securities may also involve a greater risk for excessive trading due to “time-zone arbitrage.” If an event occurring after the close of a foreign market, but before the time a Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Currency Risk. To the extent that a Fund invests in securities denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although a Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. A Fund’s Portfolio Manager may determine not to hedge currency risks, even if suitable instruments appear to be available.

Market Capitalization Risk (Small-, Mid- and Large-Cap Stocks Risk). To the extent a Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities, but their returns have sometimes led those of smaller companies, often with lower volatility. The stocks of small- and mid-cap companies may fluctuate more widely in price than the market as a whole, may be difficult to sell when the economy is not robust or during market downturns, and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. In addition, compared to large-cap companies, small- and mid-cap companies may depend on a limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. There may also be less trading in small- or mid-cap stocks, which means that buy and sell transactions in those stocks could have a larger impact on a stock’s price than is the case with large-cap stocks.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several sectors and industries simultaneously. Growth stocks also may lack the dividends often associated with value stocks that can cushion their decline in a falling market. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

Value Stock Risk. Value stocks may remain undervalued during a given period, may not ever realize their full value or may be appropriately priced. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions, or because the stocks’ worth was misgauged.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Funds. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Changes in market conditions will not have the same impact on all types of securities.

Information about Additional Risks

A Fund may engage in certain practices and invest in certain securities in addition to those described as its “principal investment strategies” in its Fund Summary section. For example, to the extent that a Fund engages in borrowing or securities

31

lending, or uses derivatives, or invests in foreign securities, it will be subject to the additional risks associated with these practices and securities.

Borrowing, securities lending and using derivatives could create investment leverage, meaning that certain gains or losses could be amplified, increasing share price movements. If a Fund were to use certain derivatives to gain stock market exposure for excess cash holdings, it would increase its risk of loss.

Foreign securities involve risks in addition to those associated with comparable U.S. securities, and can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

When a Fund anticipates adverse market, economic, political or other conditions, or receives large cash inflows, it may temporarily depart from its goal and use a different investment strategy (including leaving a significant portion of its assets uninvested) for defensive purposes. Doing so could help a Fund avoid losses, but may mean lost opportunities. In addition, different factors could affect a Fund’s performance and a Fund may not achieve its goal.

Descriptions of Indices

The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

The Russell 2000 Growth Index is an unmanaged index of U.S. small-cap growth stocks.

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks.

The Russell Midcap Index is an unmanaged index of U.S. mid-cap stocks.

The S&P 500 Index is an unmanaged index of U.S. stocks.

Management of the Funds
Investment Manager

Neuberger Berman Management LLC (the “Manager”) is each Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing a Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees a Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage approximately $179.7 billion in total assets (as of 9/30/2010) and continue an asset management history that began in 1939.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Funds’ semi-annual report to shareholders dated February 2009.

Neuberger Berman Focus Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Advisor Class were 0.93% of its average net assets.

Neuberger Berman Genesis Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Advisor Class were 1.06% of its average net assets.

Neuberger Berman Guardian Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Advisor Class were 0.91% of its average net assets.

Neuberger Berman Mid Cap Growth Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Advisor Class were 0.94% of its average net assets.

32

Neuberger Berman Partners Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Advisor Class were 0.86% of its average net assets.

Neuberger Berman Small Cap Growth Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Advisor Class were 1.25% of its average net assets.

Portfolio Managers

Please see the Statement of Additional Information for additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of shares in the Fund(s) that he or she manages.

Neuberger Berman Focus Fund

Timothy Creedon, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Creedon joined the firm in 2005 and has been a Portfolio Manager of the Fund since 2011. He is the Director of Research for the Global Equity Research Department.

David Levine, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been a Portfolio Manager of the Fund since 2008. He is a Portfolio Manager of the Large Cap Value Team of Neuberger Berman LLC. He joined Neuberger Berman in 1995.

Neuberger Berman Genesis Fund

Judith M. Vale and Robert W. D’Alelio are Managing Directors of Neuberger Berman Management LLC and Neuberger Berman LLC. Ms. Vale and Mr. D’Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Ms. Vale has co-managed the Fund’s assets since 1994. Mr. D’Alelio joined the firm in 1996 and has co-managed the Fund’s assets since 1997.

Michael L. Bowyer and Brett S. Reiner are Managing Directors of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Bowyer and Mr. Reiner have been members of the Small Cap Group since 2001 and 2003, respectively. Mr. Bowyer joined the firm in 1996 and Mr. Reiner joined the firm in 2000. They are the Associate Portfolio Managers of the Fund and have co-managed the Fund’s assets since 2005.

Neuberger Berman Guardian Fund

Arthur Moretti, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He joined each firm in 2001 and has managed the Fund since 2002.

Ingrid S. Dyott is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. She has been an Associate Manager of the Fund since 2003 and has been a Portfolio Manager at Neuberger Berman since 1997.

Sajjad S. Ladiwala, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been an Associate Manager of the Fund since 2003.

Mamundi Subhas, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been an Associate Manager of the Fund since 2008. He joined the firm in 2001.

Neuberger Berman Mid Cap Growth Fund

Kenneth J. Turek is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Turek has managed the Fund since 2003.

Neuberger Berman Partners Fund

S. Basu Mullick is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has managed the Fund since 1998.

33

Neuberger Berman Small Cap Growth Fund

David H. Burshtan is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Burshtan has managed the Fund since 2003.

34

Financial Highlights
Neuberger Berman Focus Fund — Advisor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	19.00	17.57	16.80	12.64	8.40
Plus:	Income from investment operations
	Net investment income (loss)	0.00	0.00	0.02	0.03	0.01
	Net gains (losses) — realized and unrealized	1.15	1.71	(1.08)	(3.07)	(0.24)
	Subtotal: income from investment operations	1.15	1.71	(1.06)	(3.04)	(0.23)
Minus:	Distributions to shareholders
	Income dividends	—	—	0.07	0.09	0.09
	Capital gain distributions	2.58	2.48	3.03	1.11	—
	Subtotal: distributions to shareholders	2.58	2.48	3.10	1.20	0.09
Equals:	Share price (NAV) at end of year	17.57	16.80	12.64	8.40	8.08
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain waiver and/or offset arrangements had not been in effect.
Net expenses — actual		1.26	1.28	1.33	1.50	1.42
Gross expenses(1)		1.26	1.28	1.33	1.53	1.39
Expenses(2)		1.27	1.29	1.34	1.50	1.42
Net investment income (loss) — actual		(0.03)	0.02	0.12	0.40	0.15
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		6.62	10.23	(7.55)	(21.45)	(2.83)
Net assets at end of year (in millions of dollars)		28.1	23.3	16.7	10.2	7.7
Portfolio turnover rate (%)		41	53	90	89	89

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower/higher if Neuberger Berman Management LLC had not reimbursed/recouped certain expenses and/or waived a portion of investment management fees.

35

Financial Highlights
Neuberger Berman Genesis Fund — Advisor Class

YEAR ENDED AUGUST 31,		2006		2007		2008		2009		2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	28.46		29.10		31.43		29.25		20.35
Plus:	Income from investment operations
	Net investment income (loss)	(0.14)		0.06		(0.16)		(0.07)		(0.10)
	Net gains (losses) — realized and unrealized	1.42		4.67		2.98		(7.73)		1.75
	Subtotal: income from investment operations	1.28		4.73		2.82		(7.80)		1.65
Minus:	Distributions to shareholders
	Income dividends	—		0.18		0.07		—		—
	Capital gain distributions	0.64		2.22		4.93		1.10		—
	Subtotal: distributions to shareholders	0.64		2.40		5.00		1.10		—
Equals:	Share price (NAV) at end of year	29.10		31.43		29.25		20.35		22.00
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses — actual		1.34		1.35		1.34		1.38		1.38
Gross expenses		1.35	(1)	1.35	(1)	1.35	(1)	1.38	(1)	1.38
Expenses(2)		1.35		1.35		1.35		1.38		1.38
Net investment income (loss) — actual		(0.47)		0.20		(0.53)		(0.34)		(0.42)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		4.52	(3)	17.14	(3)	9.89	(3)	(25.95	)(3)	8.11
Net assets at end of year (in millions of dollars)		617.4		547.2		596.8		397.9		440.2
Portfolio turnover rate (%)		19		25		18		12		16

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not waived a portion of investment management fees.

36

Financial Highlights

Neuberger Berman Guardian Fund — Advisor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	15.49	16.48	17.55	14.65	9.87
Plus:	Income from investment operations
	Net investment income (loss)	(0.02)	0.01	(0.01)	0.01	(0.02)
	Net gains (losses) — realized and unrealized	1.01	2.22	(0.92)	(3.65)	0.75
	Subtotal: income from investment operations	0.99	2.23	(0.93)	(3.64)	0.73
Minus:	Distributions to shareholders
	Income dividends	—	—	—	0.00	0.01
	Capital gain distributions	—	1.16	1.97	1.14	—
	Subtotal: distributions to shareholders	—	1.16	1.97	1.14	0.01
Equals:	Share price (NAV) at end of year	16.48	17.55	14.65	9.87	10.59
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.49	1.50	1.50	1.50	1.50
Gross expenses(1)		3.13	2.85	3.44	5.33	2.59
Expenses(2)		1.50	1.50	1.50	1.50	1.50
Net investment income (loss) — actual		(0.12)	0.04	(0.04)	0.13	(0.16)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		6.39	13.82	(5.96)	(23.05)	7.38
Net assets at end of year (in millions of dollars)		1.3	1.1	0.9	0.5	0.5
Portfolio turnover rate (%)		34	20	42	29	36

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

37

Financial Highlights

Neuberger Berman Mid Cap Growth Fund — Advisor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	11.88	12.96	16.64	14.98	11.63
Plus:	Income from investment operations
	Net investment income (loss)	(0.10)	(0.12)	(0.16)	(0.06)	(0.13)
	Net gains (losses) — realized and unrealized	1.18	3.80	(1.50)	(3.29)	1.64
	Subtotal: income from investment operations	1.08	3.68	(1.66)	(3.35)	1.51
Equals:	Share price (NAV) at end of year	12.96	16.64	14.98	11.63	13.14
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.49	1.49	1.49	1.50	1.50
Gross expenses(1)		2.85	3.39	2.38	1.86	1.48
Expenses(2)		1.50	1.50	1.50	1.50	1.50
Net investment income (loss) — actual		(0.80)	(0.80)	(0.98)	(0.57)	(0.98)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		9.09	28.40	(9.98)	(22.36)	12.98
Net assets at end of year (in millions of dollars)		0.8	1.5	3.2	6.9	5.4
Portfolio turnover rate (%)		45	49	70	69	70

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower/higher if Neuberger Berman Management LLC had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees.

38

Financial Highlights

Neuberger Berman Partners Fund — Advisor Class

YEAR ENDED AUGUST 31,		2006		2007		2008		2009		2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	19.01		19.18		21.45		19.27		14.42
Plus:	Income from investment operations
	Net investment income (loss)	0.10		0.02		0.02		0.06		(0.02)
	Net gains (losses) — realized and unrealized	0.94		2.65		(1.35)		(4.69)		0.29
	Subtotal: income from investment operations	1.04		2.67		(1.33)		(4.63)		0.27
Minus:	Distributions to shareholders
	Income dividends	0.01		0.06		0.05		0.05		0.10
	Capital gain distributions	0.86		0.34		0.80		0.17		—
	Subtotal: distributions to shareholders	0.87		0.40		0.85		0.22		0.10
Equals:	Share price (NAV) at end of year	19.18		21.45		19.27		14.42		14.59
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses — actual		1.14		1.14		1.14		1.20		1.18
Gross expenses		1.15	(1)	1.14	(1)	1.14	(1)	1.20	(1)	1.18
Expenses(2)		1.15		1.15		1.15		1.20		1.18
Net investment income (loss) — actual		0.52		0.11		0.08		0.54		(0.14)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)		5.56	(3)	13.94	(3)	(6.56	)(3)	(23.47	)(3)	1.83
Net assets at end of year (in millions of dollars)		605.0		599.0		559.0		379.7		341.5
Portfolio turnover rate (%)		33		47		41		35		42

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not waived a portion of investment management fees.

39

Financial Highlights
Neuberger Berman Small Cap Growth Fund — Advisor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.49	11.07	14.08	13.13	9.61
Plus:	Income from investment operations
	Net investment income (loss)	(0.16)	(0.17)	(0.17)	(0.11)	(0.14)
	Net gains (losses) — realized and unrealized	0.74	3.18	(0.78)	(3.41)	0.45
	Subtotal: income from investment operations	0.58	3.01	(0.95)	(3.52)	0.31
Equals:	Share price (NAV) at end of year	11.07	14.08	13.13	9.61	9.92
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment loss — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.74	1.57	1.59	1.60	1.60
Gross expenses(1)		3.24	2.58	1.96	1.99	1.90
Expenses(2)		1.77	1.60	1.61	1.60	1.60
Net investment income (loss) — actual		(1.36)	(1.30)	(1.23)	(1.19)	(1.34)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		5.53	27.19	(6.75)	(26.81)	3.23
Net assets at end of year (in millions of dollars)		2.2	4.3	13.6	11.7	9.7
Portfolio turnover rate (%)		142	153	185	292	235

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

40

Your Investment

Maintaining Your Account

To buy or sell Advisor Class shares described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The Funds do not issue certificates for shares.

Most investment providers allow you to take advantage of the fund exchange program, which is designed for moving an investment from the Advisor Class of one fund in the fund family to the Advisor Class of another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.

Every buy or sell order will be processed at the next share price to be calculated after the order has been accepted. Purchase orders are deemed “accepted” when the Funds’ transfer agent has received payment for the shares. Redemption orders are deemed “accepted” when the Funds’ transfer agent has received your order to sell Fund shares. In the case of certain institutional investors, Neuberger Berman Management LLC will process purchase orders when received, on the basis of a pre-existing arrangement to make payment by the following morning. In addition, if you have established a systematic investment program (SIP) with a Fund, your order is deemed “accepted” on the date you pre-selected on your SIP application for the systematic investments to occur. These policies apply to the investment providers who invest in the Fund. If you are buying shares through an investment provider, contact the investment provider for its policies.

Advisor Class of each of Neuberger Berman Focus Fund, Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Partners Fund and Neuberger Berman Small Cap Growth Fund is closed to new investors. Only certain investors are allowed to purchase Advisor Class shares of such Funds, as follows:

■
Only investment providers who established accounts in Advisor Class shares of Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund or Neuberger Berman Small Cap Growth Fund prior to October 15, 2009, or Neuberger Berman Focus Fund or Neuberger Berman Partners Fund prior to July 26, 2010, and who continuously maintain such accounts in Advisor Class shares of such Fund, may continue to purchase Advisor Class shares of that Fund.

Shareholders who, by virtue of an investment made through an investment provider, are permitted to invest in a class that is generally closed to new investors may have to continue to participate in the same program of fees and services at that investment provider to maintain their ability to purchase that class. Please check with your investment provider for more information.

Under certain circumstances, the Funds reserve the right to:

■	suspend the offering of shares
■	reject any exchange or purchase order
■	suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
■	change, suspend, or revoke the exchange privilege
■	satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
■
suspend or postpone your right to sell Fund shares on days when trading on the New York Stock Exchange (the “Exchange”) is restricted, or as otherwise permitted by the Securities and Exchange Commission (“SEC”)

■	remain open and process orders to purchase or sell Fund shares when the Exchange is closed.

Proceeds from the sale of shares. The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

■	in unusual circumstances where the law allows additional time if needed

41

■	if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

Uncashed checks. When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks. Checks will not be forwarded if the address of record is incorrect.

Distribution and Shareholder Servicing Fees

Each Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, each Fund’s Advisor Class pays the Fund’s distributor, Neuberger Berman Management LLC, 0.25% of its average net assets every year to compensate financial intermediaries for providing distribution related services to the Fund and/or administrative or shareholder services to Fund shareholders. Neuberger Berman Management LLC may also retain part of this fee as compensation for providing these services. These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

Your Investment Provider

The Advisor Class shares described in this prospectus are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the Funds and by Neuberger Berman Management LLC. However, most of the information you will need for managing your investment will come from your investment provider. This includes information on how to buy and sell Advisor Class shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus.

Additional Payments to Investment Providers

Neuberger Berman Management LLC and/or its affiliates pay additional compensation, out of their own resources and not as an expense of the Funds, to certain investment providers or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Fund shares. If your investment provider receives such payments, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Funds to you. If you have purchased shares of a Fund through an investment provider, please speak with your investment provider to learn more about any payments it receives from Neuberger Berman Management LLC and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments by Neuberger Berman Management LLC or its affiliates will not change the net asset value or the price of a Fund’s shares. For more information, please see the Funds’ Statement of Additional Information.

Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf) will require your name, address, date of birth, and social security number or other identifying number. We may

42

also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

Share Prices

Because Advisor Class shares of the Funds do not have a sales charge, the price you pay for each share of a Fund is the Fund’s net asset value per share. Similarly, because the Funds do not charge fees for selling shares, your Fund pays you the full share price (net asset value) when you sell shares. Remember that your investment provider may charge fees for its services.

The Funds are open for business every day the Exchange is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. A Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

Each Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see “Maintaining Your Account” for information on placing orders). Check with your investment provider to find out by what time your order must be received so that it can be processed the same day. Depending on when your investment provider accepts orders, it is possible that a Fund’s share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

Share Price Calculations

The price of an Advisor Class share of a Fund is the total value of the Fund’s assets attributable to Advisor Class shares minus liabilities attributable to that class, divided by the total number of the Fund’s Advisor Class shares outstanding. Because the value of a Fund’s securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the Funds use market prices. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable.

When a market price is not available or a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by the Board of Trustees. A Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund’s net asset value calculation. A Fund may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that the foreign market closes and the time the Exchange closes. Significant events may include (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector or country, (3) natural disasters or armed conflicts affecting a country or region, or (4) significant domestic or foreign market fluctuations. The effect of using fair value pricing is that a Fund’s net asset value will be subject to the judgment of Neuberger Berman Management LLC, operating under procedures approved by the Board of Trustees, instead of being determined by market prices.

43

Distributions and Taxes

Distributions. Each Fund pays out to its shareholders any net investment income and net realized capital gains. Ordinarily, each Fund makes any distributions once a year (in December).

Consult your investment provider about whether your income and capital gain distributions from a Fund will be reinvested in additional Advisor Class shares of that Fund or paid to you in cash.

How distributions are taxed. Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to individual retirement accounts (“IRAs”), Roth IRAs, and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss (“dividends”) are generally taxed as ordinary income. However, a Fund’s dividends attributable to “qualified dividend income” (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares on which the dividends are paid.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum tax rate for individual shareholders. The tax treatment of capital gain distributions from a Fund depends on how long the Fund held the securities it sold that generated the gain, not when you bought your shares of the Fund or whether you reinvested your distributions.

How share transactions are taxed. When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

You should consult your tax professional as to the tax rates that will apply to distributions and share transactions in taxable years beginning on or after January 1, 2011. When the prospectus, dated December 17, 2010, was being prepared, certain of the tax rates discussed above were set to expire. In the absence of legislation extending these rates beyond December 31, 2010, beginning on January 1, 2011: (1) dividends attributable to qualified dividend income will no longer qualify for the 15% maximum federal income tax rate, but instead will be taxed as ordinary income, and (2) the maximum federal income tax rate for individual shareholders on long-term capital gain (whether from a capital gain distribution or a taxable disposition of your shares) will be 20%.

Taxes and You

The taxes you actually owe on Fund distributions and share transactions can vary with many factors, such as your marginal tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on Fund distributions and share transactions? One helpful tool is the tax statement that your investment provider typically sends you by February. It details the distributions you received during the past year and shows their tax status. That statement, or a separate statement from your investment provider, covers your share transactions.

44

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your professional should be able to help you answer any questions you may have.

45

Backup Withholding

A Fund is required to withhold at the backup withholding rate from the money you are otherwise entitled to receive from its distributions and redemption proceeds (regardless of whether you realized a gain or loss) if you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the Fund. Withholding at that rate also is required from a Fund’s distributions to which you are otherwise entitled if you are such a shareholder and the Internal Revenue Service tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason.

In the case of a custodial account for a newborn, if a social security number has been applied for but is not available when you complete the account application, you may open the account without that number, if we receive (from you or from your investment provider) the custodian’s date of birth and social security number together with a copy of the request made to the Social Security Administration for the newborn’s social security number. However, we must receive the new number within 60 days or the account will be closed. For information on custodial accounts, call 800-877-9700. If you use an investment provider, consult it about opening a custodial account.

You must supply your signed taxpayer identification number form to your investment provider, and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

Buying Shares Before a Distribution

The money a Fund earns, either as income or as capital gains, is reflected in its share price until it distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional shares of the distributing class of the Fund or paid to shareholders in cash.

Because of this, if you buy shares just before a Fund makes a distribution, you will end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you are investing in a Fund through a tax-advantaged retirement plan or account, there are no tax consequences to you from distributions.

Market Timing Policy

Frequent purchases, exchanges and redemptions of Fund shares (“market-timing activities”) can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order, or change, suspend or revoke the exchange privilege.

Neuberger Berman Management LLC applies the Funds’ policies and procedures with respect to market-timing activities by monitoring trading activity in the Funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Funds make efforts to monitor for market-timing activities, the ability of the Funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Funds will be able to eliminate all market-timing activities.

46

Portfolio Holdings Policy

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

The complete portfolio holdings for each Fund are available at www.nb.com/holdings. The complete portfolio holdings for each Fund (except Genesis Fund) are generally posted 15-30 days after month-end. The complete portfolio holdings for Genesis Fund are generally posted 15-30 days after the end of each calendar quarter.

Each Fund’s (except Genesis Fund’s) complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted. Genesis Fund’s complete portfolio holdings will remain available at this website until the subsequent quarter-end holdings have been posted. Complete portfolio holdings for the Funds will also be available in reports on Form N-Q and Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

Fund Structure

Each Fund uses a “multiple class” structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Advisor Class shares of the Funds.

47

NEUBERGER BERMAN EQUITY FUNDS

Advisor Class Shares

If you would like further details on these Funds, you can request a free copy of the following documents:

Shareholder Reports. The shareholder reports offer information about each Fund, including:
■	a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund’s performance during the last fiscal year
■	Fund performance data and financial statements
■	portfolio holdings.

Statement of Additional Information (SAI). The SAI contains more comprehensive information on each Fund, including:
■	various types of securities and practices, and their risks
■	investment limitations and additional policies
■	information about the Fund’s management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management LLC
Sub-adviser: Neuberger Berman LLC

Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
877-628-2583
Web site: www.nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section,100 F Street, N.E., Washington, D.C. 20549-1520. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-551-8090 for information about the operation of the Public Reference Room.

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman Group LLC. “Neuberger Berman Management LLC” and the individual Fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management LLC. ©2010 Neuberger Berman Management LLC. All rights reserved.

SEC file number 811-00582
A0092 07/11

48

Neuberger Berman Equity Funds

INVESTOR CLASS

Neuberger Berman Focus Fund — NBSSX

Neuberger Berman Genesis Fund — NBGNX

Neuberger Berman Guardian Fund — NGUAX

Neuberger Berman International Fund — NBISX

Neuberger Berman Large Cap Disciplined Growth Fund — NBCIX

Neuberger Berman Mid Cap Growth Fund — NMANX

Neuberger Berman Partners Fund — NPRTX

Neuberger Berman Regency Fund — NBRVX

Neuberger Berman Small Cap Growth Fund — NBMIX

Neuberger Berman Socially Responsive Fund — NBSRX

Prospectus December 17, 2010
(as amended July 27, 2011 for Neuberger Berman Focus Fund)

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Contents
Neuberger Berman Equity Funds

Fund Summaries
Neuberger Berman Focus Fund	2
Neuberger Berman Genesis Fund	6
Neuberger Berman Guardian Fund	10
Neuberger Berman International Fund	15
Neuberger Berman Large Cap Disciplined Growth Fund	20
Neuberger Berman Mid Cap Growth Fund	25
Neuberger Berman Partners Fund	29
Neuberger Berman Regency Fund	34
Neuberger Berman Small Cap Growth Fund	39
Neuberger Berman Socially Responsive Fund	44
Descriptions of Certain Practices and Security Types	49
Additional Information about Principal Investment Risks	49
Information about Additional Risks	51
Descriptions of Indices	51
Management of the Funds	52
Financial Highlights	55

Your Investment
Share Prices	65
Privileges and Services	66
Distributions and Taxes	66
Maintaining Your Account	68
Buying Shares	73
Selling Shares	74
Redemption Fee	75
Market Timing Policy	76
Portfolio Holdings Policy	76
Fund Structure	76

Fund Summaries
Neuberger Berman Focus Fund
Investor Class Shares (NBSSX)

GOAL

The Fund seeks long-term growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.79
Distribution (12b-1) fees	None
Other expenses	0.19
Total annual operating expenses	0.98

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$100	$312	$542	$1,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests in a highly concentrated portfolio, consisting mainly of common stocks of companies of any size that are selected using a fundamental, research driven approach.

Under normal market conditions, the Fund typically holds a limited number of stocks. Because of this, the Fund may at times be substantially over- and under-weighted in certain economic sectors.

The Portfolio Manager, with the assistance of Neuberger Berman research analysts, looks for what he believes to be undervalued companies. Factors in identifying these firms may include depressed valuations, above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with investing in a smaller number of stocks.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target valuation, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

2 Focus Fund

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

3 Focus Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Because the Fund had a policy of investing 90% of its assets in no more than six economic sectors prior to December 17, 2007, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
12.42	-6.69	-36.41	64.89	5.00	0.00	12.41	6.54	-40.68	29.27
Best quarter: Q2 ’03, 34.06% Worst quarter: Q3 ’02, -31.87% Year-to-date performance as of 9/30/2010: -0.45%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Focus Fund
Return Before Taxes	29.27	-1.69	0.59
Return After Taxes on Distributions	29.12	-3.53	-0.75
Return After Taxes on Distributions and Sale of Fund Shares	19.22	-1.30	0.44
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	-0.95
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS

The Fund is managed by Timothy Creedon, CFA (Senior Vice President of NBM and NB LLC) and David Levine, CFA (Senior Vice President of NBM and NB LLC). They have managed the Fund since 2011 and 2008, respectively.

BUYING AND SELLING SHARES

Investor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Investor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

4 Focus Fund

Shares of the Fund generally are available through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Investor Class is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The price you pay for each Investor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

5 Focus Fund

Neuberger Berman Genesis Fund
Investor Class Shares (NBGNX)

GOAL

The Fund seeks growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.92
Distribution (12b-1) fees	None
Other expenses	0.14
Total annual operating expenses	1.06

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$108	$337	$585	$1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has grown beyond $2 billion.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with small-cap stocks.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

6 Genesis Fund

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Managers commit a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

7 Genesis Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
32.51	12.11	-2.96	31.70	18.76	16.37	7.31	21.89	-32.88	26.32
Best quarter: Q2 ’09, 16.30% Worst quarter: Q4 ’08, -26.55% Year-to-date performance as of 9/30/2010: 6.43%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Genesis Fund
Return Before Taxes	26.32	5.23	11.27
Return After Taxes on Distributions	26.32	4.20	10.37
Return After Taxes on Distributions and Sale of Fund Shares	17.11	4.51	9.88
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	27.17	0.51	3.51
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS

The Fund is managed by Judith M. Vale, Robert W. D’Alelio, Michael L. Bowyer and Brett S. Reiner (each a Managing Director of NBM and NB LLC). Ms. Vale and Mr. D’Alelio are Portfolio Managers and have co-managed the Fund since 1994 and 1997, respectively. Mr. Bowyer and Mr. Reiner are Associate Portfolio Managers and have co-managed the Fund since 2005.

8 Genesis Fund

BUYING AND SELLING SHARES

Shares of the Fund generally are available through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

Shares of the Fund also are available directly from NBM. Investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Investor Class is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The price you pay for each Investor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

9 Genesis Fund

Neuberger Berman Guardian Fund
Investor Class Shares (NGUAX)

GOAL

The Fund seeks long-term growth of capital; current income is a secondary goal.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.77
Distribution (12b-1) fees	None
Other expenses	0.18
Total annual operating expenses	0.95

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$97	$303	$525	$1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goals, the Fund invests primarily in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures –

10 Guardian Fund

the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

11 Guardian Fund

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

12 Guardian Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Because the Fund had a policy of investing mainly in large-cap stocks prior to December 2002, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-1.86	-1.84	-25.75	35.14	16.06	8.44	13.48	7.61	-38.21	30.21
Best quarter: Q2 ’03, 18.36% Worst quarter: Q4 ’08, -26.36% Year-to-date performance as of 9/30/2010: 5.62%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Guardian Fund
Return Before Taxes	30.21	1.27	1.80
Return After Taxes on Distributions	30.11	0.27	0.80
Return After Taxes on Distributions and Sale of Fund Shares	19.76	1.09	1.32
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	26.46	0.42	-0.95
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS

The Fund is managed by Portfolio Manager Arthur Moretti, CFA (Managing Director of NBM and NB LLC) and Associate Portfolio Managers Ingrid S. Dyott (Managing Director of NBM and NB LLC), Sajjad S. Ladiwala, CFA (Managing Director of NBM and NB LLC) and Mamundi Subhas, CFA (Senior Vice President of NBM and NB LLC). Mr. Moretti has served as Portfolio Manager of the Fund since 2002. Ms. Dyott joined as an Associate Manager in 2003, Mr. Ladiwala in 2003, and Mr. Subhas in 2008.

13 Guardian Fund

BUYING AND SELLING SHARES

Investor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Investor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

Shares of the Fund generally are available through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Investor Class is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The price you pay for each Investor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

14 Guardian Fund

Neuberger Berman International Fund
Investor Class Shares (NBISX)

GOAL

The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange fee on shares held 60 days or less (as a % of amount redeemed/exchanged)	2.00
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.10
Distribution (12b-1) fees	None
Other expenses	0.31
Acquired fund fees and expenses	0.02
Total annual operating expenses	1.43
Fee waiver and/or expense reimbursement	0.01
Total annual operating expenses after fee waiver and/or expense reimbursement1	1.42

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$145	$449	$779	$1,710

1
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Investor Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) are limited to 1.40% of average net assets. This undertaking lasts until 8/31/2014. The Fund has agreed that Investor Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.40% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests mainly in foreign companies of any size, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

15 International Fund

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other

16 International Fund

types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

17 International Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-24.36	-18.01	-13.10	43.30	30.33	23.96	25.18	3.02	-45.74	35.77
Best quarter: Q2 ’09, 22.83% Worst quarter: Q3 ’08, -23.97% Year-to-date performance as of 9/30/2010: 8.51%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
International Fund
Return Before Taxes	35.77	3.33	1.72
Return After Taxes on Distributions	35.29	1.92	0.53
Return After Taxes on Distributions and Sale of Fund Shares	23.39	2.74	1.21
MSCI EAFE Index (reflects no deduction for fees or expenses)	32.46	4.02	1.58
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER

The Fund is managed by Benjamin Segal (Managing Director of NBM and NB LLC). He has managed the Fund since 2003.

BUYING AND SELLING SHARES

Investor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Investor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

Shares of the Fund generally are available through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

18 International Fund

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Investor Class is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The price you pay for each Investor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

Unless a redemption/exchange fee is applied, the Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable redemption/exchange fee.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

19 International Fund

Neuberger Berman Large Cap Disciplined Growth Fund
Investor Class Shares (NBCIX)

GOAL

The Fund seeks long-term growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.80
Distribution (12b-1) fees	None
Other expenses	0.44
Total annual operating expenses	1.24
Fee waiver and/or expense reimbursement	0.13
Total annual operating expenses after fee waiver and/or expense reimbursement1	1.11

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$113	$353	$627	$1,450

1
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Investor Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) are limited to 1.11% of average net assets. This undertaking lasts until 8/31/2015. The Fund has agreed that Investor Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.11% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund normally invests at least 80% of its net assets in stocks of large-capitalization companies, which it defines as those with a market capitalization greater than $3 billion at the time of purchase. The Fund seeks to generate a return that is greater than the average return for stocks in the Russell 1000 Growth Index.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and a catalyst-driven approach, the Portfolio Managers seek to purchase what they believe to be high-quality, dynamic

20 Large Cap Disciplined Growth Fund

companies that exhibit acceleration in key growth metrics, such as earnings per share, driven by an identifiable catalyst and that are selling at valuations that the Portfolio Managers believe offer the potential for protection from a drop in price.

The catalyst-driven approach involves examining companies for the presence of potential catalysts for growth which may include: new product development; management changes; demographic shifts; regulatory changes; and mergers, acquisitions and corporate reorganizations. The Portfolio Managers then look to analyze the significance of the catalyst to determine whether the company demonstrates the necessary qualities for inclusion in the Fund’s portfolio.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when an expected catalyst does not materialize, when a catalyst’s impact is below expectations, when the fundamental picture for the company or industry deteriorates, when more attractive alternatives are available at better valuation levels, when they believe the stock has become fully valued, or when the stock grows too large relative to the rest of the portfolio. As part of the Portfolio Managers’ sell discipline, they identify stocks that are down from cost or down from a 52-week high and re-evaluate those stocks to determine whether or not they still demonstrate the necessary qualities for inclusion in the Fund’s portfolio.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in stocks of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually

21 Large Cap Disciplined Growth Fund

difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

22 Large Cap Disciplined Growth Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-15.48	-29.01	-32.03	25.80	1.53	6.95	8.91	17.07	-34.93	27.19
Best quarter: Q4 ’01, 20.00% Worst quarter: Q1 ’01, -28.50% Year-to-date performance as of 9/30/2010: 1.63%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Large Cap Disciplined Growth Fund
Return Before Taxes	27.19	2.45	-5.17
Return After Taxes on Distributions	27.18	2.44	-5.18
Return After Taxes on Distributions and Sale of Fund Shares	17.69	2.10	-4.22
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	37.21	1.63	-3.99
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS

The Fund is managed by Daniel D. Rosenblatt (Managing Director of NBM and NB LLC), John J. Barker (Managing Director of NBM and NB LLC), Daniel J. Fletcher, CFA (Managing Director of NBM and NB LLC) and Lawrence K. Fisher (Managing Director of NBM and NB LLC). Messrs. Rosenblatt, Barker and Fletcher have managed the Fund since 2007, and Mr. Fisher has managed the Fund since 2008.

BUYING AND SELLING SHARES

Investor Class of the Fund is closed to new investors.  Only certain investors are allowed to purchase Investor Class shares of the Fund.  See "Maintaining Your Account" in the prospectus.

Shares of the Fund generally are available through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

23 Large Cap Disciplined Growth Fund

For certain investors, shares of the Fund may be available directly from NBM.  See "Maintaining Your Account" in the prospectus.  Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Investor Class is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The price you pay for each Investor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

24 Large Cap Disciplined Growth Fund

Neuberger Berman Mid Cap Growth Fund
Investor Class Shares (NMANX)

GOAL

The Fund seeks growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.80
Distribution (12b-1) fees	None
Other expenses	0.27
Acquired fund fees and expenses	0.02
Total annual operating expenses	1.09

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$111	$347	$601	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

25 Mid Cap Growth Fund

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

26 Mid Cap Growth Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-11.42	-29.66	-31.23	30.57	16.22	13.38	14.59	21.59	-40.98	29.17
Best quarter: Q1 ’00, 24.87% Worst quarter: Q3 ’01, -30.09% Year-to-date performance as of 9/30/2010: 12.54%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Mid Cap Growth Fund
Return Before Taxes	29.17	3.79	-2.41
Return After Taxes on Distributions	29.17	3.79	-3.21
Return After Taxes on Distributions and Sale of Fund Shares	18.96	3.25	-2.19
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	46.29	2.40	-0.52
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	40.48	2.43	4.98
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER

The Fund is managed by Kenneth J. Turek (Managing Director of NBM and NB LLC). He has managed the Fund since 2003.

BUYING AND SELLING SHARES

Investor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Investor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

27 Mid Cap Growth Fund

Shares of the Fund generally are available through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Investor Class is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The price you pay for each Investor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

28 Mid Cap Growth Fund

Neuberger Berman Partners Fund
Investor Class Shares (NPRTX)

GOAL

The Fund seeks growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.72
Distribution (12b-1) fees	None
Other expenses	0.13
Total annual operating expenses	0.85

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests mainly in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Manager looks for what he believes to be well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying these firms may include: historical low valuation; strong fundamentals, such as a company’s financial, operational, and competitive positions; and relatively high operating profit margins and returns. The Portfolio Manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

29 Partners Fund

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

30 Partners Fund

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

31 Partners Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
0.57	-3.02	-24.82	35.87	19.21	17.99	13.19	10.10	-51.98	56.10
Best quarter: Q2 ’09, 28.23% Worst quarter: Q4 ’08, -32.80% Year-to-date performance as of 9/30/2010: 2.22%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Partners Fund
Return Before Taxes	56.10	1.96	2.73
Return After Taxes on Distributions	55.93	1.51	2.23
Return After Taxes on Distributions and Sale of Fund Shares	36.59	1.70	2.24
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	19.69	-0.25	2.47
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	-0.95
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER

The Fund is managed by S. Basu Mullick (Managing Director of NBM and NB LLC). He has managed the Fund since 1998.

BUYING AND SELLING SHARES

Investor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Investor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

32 Partners Fund

Shares of the Fund generally are available through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Investor Class is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The price you pay for each Investor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

33 Partners Fund

Neuberger Berman Regency Fund
Investor Class Shares (NBRVX)

GOAL

The Fund seeks growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.81
Distribution (12b-1) fees	None
Other expenses	0.44
Total annual operating expenses	1.25

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$127	$397	$686	$1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager looks for what he believes to be undervalued companies with high-quality businesses. Factors in identifying these firms may include: historical low valuation; above-average returns on invested capital; and solid balance sheets. This approach is designed to let the Fund benefit from potential increases in stock prices while limiting the risks typically associated with stocks.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

34 Regency Fund

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

35 Regency Fund

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

36 Regency Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
31.24	-2.34	-11.69	35.88	22.34	12.42	11.55	5.09	-47.19	48.02
Best quarter: Q3 ’09, 25.73% Worst quarter: Q4 ’08, -28.29% Year-to-date performance as of 9/30/2010: 10.15%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Regency Fund
Return Before Taxes	48.02	0.60	6.84
Return After Taxes on Distributions	47.84	-0.24	5.71
Return After Taxes on Distributions and Sale of Fund Shares	31.39	0.50	5.63
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	34.21	1.98	7.58
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	40.48	2.43	4.98
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER

The Fund is managed by S. Basu Mullick (Managing Director of NBM and NB LLC). He has managed the Fund since 2005. He previously co-managed the Fund from its inception in 1999 to 2000.

BUYING AND SELLING SHARES

Investor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Investor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

37 Regency Fund

Shares of the Fund generally are available through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Investor Class is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The price you pay for each Investor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

38 Regency Fund

Neuberger Berman Small Cap Growth Fund
Investor Class Shares (NBMIX)

GOAL

The Fund seeks growth of capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.11
Distribution (12b-1) fees	None
Other expenses	0.40
Total annual operating expenses	1.51
Fee waiver and/or expense reimbursement	0.20
Total annual operating expenses after fee waiver and/or expense reimbursement1	1.31

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$133	$415	$718	$1,579

1
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Investor Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) are limited to 1.30% of average net assets. This undertaking lasts until 8/31/2021. The Fund has agreed that Investor Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.30% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 235% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of initial purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive

39 Small Cap Growth Fund

returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other small-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Manager commits a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

40 Small Cap Growth Fund

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

41 Small Cap Growth Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-28.68	-14.47	-44.46	33.26	16.20	15.22	7.98	26.41	-42.26	23.07
Best quarter: Q4 ’01, 28.91% Worst quarter: Q3 ’01, -27.89% Year-to-date performance as of 9/30/2010: 3.78%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Small Cap Growth Fund
Return Before Taxes	23.07	2.25	-5.20
Return After Taxes on Distributions	23.07	2.25	-6.00
Return After Taxes on Distributions and Sale of Fund Shares	15.00	1.92	-4.62
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	34.47	0.87	-1.37
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	27.17	0.51	3.51
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGER

The Fund is managed by David H. Burshtan (Managing Director of NBM and NB LLC). He has managed the Fund since 2003.

BUYING AND SELLING SHARES

Investor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Investor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

42 Small Cap Growth Fund

Shares of the Fund generally are available through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Investor Class is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The price you pay for each Investor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

43 Small Cap Growth Fund

Neuberger Berman Socially Responsive Fund
Investor Class Shares (NBSRX)

GOAL

The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.77
Distribution (12b-1) fees	None
Other expenses	0.18
Total annual operating expenses	0.95

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$97	$303	$525	$1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund invests primarily in common stocks of mid- to large-capitalization companies that meet the Fund’s social policy.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above-average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market. Among companies that meet these criteria, the Portfolio Managers look for those that show leadership in environmental concerns, and progressive workplace practices including diversity and community relations.

In addition, the Portfolio Managers typically look at a company’s record in public health and the nature of its products. The Portfolio Managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Fund endeavors to avoid companies that derive revenue from gambling or

44 Socially Responsive Fund

the production of alcohol, tobacco, weapons, or nuclear power. The Fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. As a socially responsive fund, the Fund is required by the federal securities laws to have a policy of investing at least 80% of its net assets in equity securities selected in accordance with its social policy and cannot change that policy without providing investors at least 60 days’ written notice. In practice, the Portfolio Managers’ current intention is to hold only equity securities selected in accordance with the Fund’s social investing policies. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Social Investing Risk. The Fund’s social policy could cause the Fund to sell or avoid stocks that subsequently perform well. In addition, undervalued stocks that do not meet the social criteria could outperform those that do.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

45 Socially Responsive Fund

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

46 Socially Responsive Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31/ EACH YEAR*
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-0.44	-2.57	-14.45	34.48	13.57	7.58	14.44	7.48	-38.77	30.61
Best quarter: Q2 ’09, 15.32% Worst quarter: Q4 ’08, -26.61% Year-to-date performance as of 9/30/2010: 8.81%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/09*
	1 Year	5 Years	10 Years
Socially Responsive Fund
Return Before Taxes	30.61	1.14	2.98
Return After Taxes on Distributions	30.55	0.81	2.44
Return After Taxes on Distributions and Sale of Fund Shares	19.97	0.99	2.42
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	-0.95
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman LLC (NB LLC) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS

The Fund is managed by Co-Portfolio Managers Arthur Moretti, CFA (Managing Director of NBM and NB LLC) and Ingrid S. Dyott (Managing Director of NBM and NB LLC), and Associate Portfolio Managers Sajjad S. Ladiwala, CFA (Managing Director of NBM and NB LLC) and Mamundi Subhas, CFA (Senior Vice President of NBM and NB LLC). Mr. Moretti has served as Portfolio Manager of the Fund since 2001. Ms. Dyott became Co-Portfolio Manager of the Fund in 2003. Mr. Ladiwala joined as an Associate Manager in 2003, and Mr. Subhas in 2008.

BUYING AND SELLING SHARES

Investor Class of the Fund is closed to new investors. Only certain investors are allowed to purchase Investor Class shares of the Fund. See “Maintaining Your Account” in the prospectus.

47 Socially Responsive Fund

Shares of the Fund generally are available through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For certain investors, shares of the Fund may be available directly from NBM. See “Maintaining Your Account” in the prospectus. Such investors may buy or sell shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions

The minimum initial investment in Investor Class is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The price you pay for each Investor Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted.

The Fund is open for business every day the New York Stock Exchange is open.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes actual or deemed distributions of ordinary income or net capital gains. Eventual withdrawals from certain retirement plans and accounts generally are subject to tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

48 Socially Responsive Fund

Descriptions of Certain Practices and Security Types

Emerging Market Countries. Emerging market countries are generally considered to be those countries whose economies are less developed than the economies of countries such as the United States or most nations in Western Europe.

Foreign Stocks. There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore may follow cycles that are different from each other. For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification.

Value Investing. At any given time, there are companies whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. This happens when investors under-appreciate the business potential of these companies, or are distracted by transient or non-fundamental issues. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

Growth Investing. For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

Social Investing. Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

Additional Information about Principal Investment Risks

This section provides additional information about a Fund’s principal investment risks described in its Fund Summary section.

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Changes in the financial condition of a single issuer can impact the market as a whole. To the extent that a Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance. Because many investors buy stocks on margin, increases in interest rates generally reduce market prices of equities. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s stock or debt may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or the competitive environment.

Sector Risk. A Fund’s investing approach may dictate an emphasis on certain sectors, industries, or sub-sectors of the market at any given time. To the extent a Fund invests more heavily in one sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. In addition, the value of a Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. A Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. In addition, key information about the issuer, the markets or

49

the local government or economy may be unavailable, incomplete or inaccurate. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Although foreign securities offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. For instance, the governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose burdensome taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. These countries may also have less developed legal and accounting systems. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

In addition, foreign markets can perform differently than the U.S. market. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. A Fund could also underperform if the Fund’s Portfolio Managers invest in countries or regions whose economic performance falls short. To the extent that a Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so invested. The effect of recent, worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading partners or other members of their currency bloc.

Investing in foreign securities may also involve a greater risk for excessive trading due to “time-zone arbitrage.” If an event occurring after the close of a foreign market, but before the time a Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Currency Risk. To the extent that a Fund invests in securities denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although a Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. A Fund’s Portfolio Manager may determine not to hedge currency risks, even if suitable instruments appear to be available.

Market Capitalization Risk (Small-, Mid- and Large-Cap Stocks Risk). To the extent a Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities, but their returns have sometimes led those of smaller companies, often with lower volatility. The stocks of small- and mid-cap companies may fluctuate more widely in price than the market as a whole, may be difficult to sell when the economy is not robust or during market downturns, and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. In addition, compared to large-cap companies, small- and mid-cap companies may depend on a limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. There may also be less trading in small- or mid-cap stocks, which means that buy and sell transactions in those stocks could have a larger impact on a stock’s price than is the case with large-cap stocks.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several sectors and industries simultaneously. Growth stocks also may lack the dividends often associated with value stocks that can cushion their decline in a falling market. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

Value Stock Risk. Value stocks may remain undervalued during a given period, may not ever realize their full value or may be appropriately priced. This may happen because value stocks, as a category, lose favor with investors compared to growth

50

stocks, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions, or because the stocks’ worth was misgauged.

Social Investing Risk. A Fund’s social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are: the social policy could cause the Fund to sell or avoid stocks that subsequently perform well; undervalued stocks that do not meet the social criteria could outperform those that do; or economic or political changes could make certain companies less attractive for investment.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Funds. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Changes in market conditions will not have the same impact on all types of securities.

Information about Additional Risks

A Fund may engage in certain practices and invest in certain securities in addition to those described as its “principal investment strategies” in its Fund Summary section. For example, to the extent that a Fund engages in borrowing or securities lending, or uses derivatives, or invests in foreign securities, it will be subject to the additional risks associated with these practices and securities.

Borrowing, securities lending and using derivatives could create investment leverage, meaning that certain gains or losses could be amplified, increasing share price movements. If a Fund were to use certain derivatives to gain stock market exposure for excess cash holdings, it would increase its risk of loss.

Neuberger Berman International Fund may use derivatives for hedging as well as for speculation. A derivative instrument, whether used for hedging or for speculation, could fail to perform as expected, causing a loss for the Fund.

Foreign securities involve risks in addition to those associated with comparable U.S. securities, and can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

When a Fund anticipates adverse market, economic, political or other conditions, or receives large cash inflows, it may temporarily depart from its goal and use a different investment strategy (including leaving a significant portion of its assets uninvested) for defensive purposes. Doing so could help a Fund avoid losses, but may mean lost opportunities. In addition, different factors could affect a Fund’s performance and a Fund may not achieve its goal.

Descriptions of Indices

The MSCI EAFE Index is an unmanaged index of stocks from Europe, Australasia, and the Far East.

The Russell 1000 Growth Index is an unmanaged index of U.S. mid- and large-cap growth stocks.

The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

The Russell 2000 Growth Index is an unmanaged index of U.S. small-cap growth stocks.

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks.

The Russell Midcap Index is an unmanaged index of U.S. mid-cap stocks.

The Russell Midcap Value Index is an unmanaged index of U.S. mid-cap value stocks.

The S&P 500 Index is an unmanaged index of U.S. stocks.

51

Management of the Funds

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is each Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing a Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees a Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage approximately $179.7 billion in total assets (as of 9/30/2010) and continue an asset management history that began in 1939.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Funds’ semi-annual report to shareholders dated February 2009.

Neuberger Berman Focus Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Investor Class were 0.79% of its average net assets.

Neuberger Berman Genesis Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Investor Class were 0.92% of its average net assets.

Neuberger Berman Guardian Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Investor Class were 0.77% of its average net assets.

Neuberger Berman International Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Investor Class were 1.10% of its average net assets.

Neuberger Berman Large Cap Disciplined Growth Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Investor Class were 0.80% of its average net assets.

Neuberger Berman Mid Cap Growth Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Investor Class were 0.80% of its average net assets.

Neuberger Berman Partners Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Investor Class were 0.72% of its average net assets.

Neuberger Berman Regency Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Investor Class were 0.78% of its average net assets, after voluntary waiver.

The Manager has voluntarily agreed to waive its management fee in the amount of 0.05% of the average daily net assets of the Fund effective March 8, 2010. The Manager may, at its sole discretion, modify or terminate this voluntary waiver without notice to the Fund.

Neuberger Berman Small Cap Growth Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Investor Class were 1.11% of its average net assets.

The Manager has voluntarily undertaken to waive or reimburse certain expenses of Investor Class of the Fund so that its total annual operating expenses are limited to 1.15% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses, if any, and is in addition to the contractual undertaking described previously in this prospectus. The Manager may, at its sole discretion, terminate this voluntary commitment with notice to the Fund.

Neuberger Berman Socially Responsive Fund: For the 12 months ended 8/31/2010, the management/administration fees paid to the Manager by the Fund’s Investor Class were 0.77% of its average net assets.

52

Portfolio Managers

Please see the Statement of Additional Information for additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of shares in the Fund(s) that he or she manages.

Neuberger Berman Focus Fund

Timothy Creedon, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Creedon joined the firm in 2005 and has been a Portfolio Manager of the Fund since 2011. He is the Director of Research for the Global Equity Research Department.

David Levine, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been a Portfolio Manager of the Fund since 2008. He is a Portfolio Manager of the Large Cap Value Team of Neuberger Berman LLC. He joined Neuberger Berman in 1995.

Neuberger Berman Genesis Fund

Judith M. Vale and Robert W. D’Alelio are Managing Directors of Neuberger Berman Management LLC and Neuberger Berman LLC. Ms. Vale and Mr. D’Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Ms. Vale has co-managed the Fund’s assets since 1994. Mr. D’Alelio joined the firm in 1996 and has co-managed the Fund’s assets since 1997.

Michael L. Bowyer and Brett S. Reiner are Managing Directors of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Bowyer and Mr. Reiner have been members of the Small Cap Group since 2001 and 2003, respectively. Mr. Bowyer joined the firm in 1996 and Mr. Reiner joined the firm in 2000. They are the Associate Portfolio Managers of the Fund and have co-managed the Fund’s assets since 2005.

Neuberger Berman Guardian Fund

Arthur Moretti, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He joined each firm in 2001 and has managed the Fund since 2002.

Ingrid S. Dyott is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. She has been an Associate Manager of the Fund since 2003 and has been a Portfolio Manager at Neuberger Berman since 1997.

Sajjad S. Ladiwala, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been an Associate Manager of the Fund since 2003.

Mamundi Subhas, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been an Associate Manager of the Fund since 2008. He joined the firm in 2001.

Neuberger Berman International Fund

Benjamin Segal is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Segal joined the firms in 1999 and has been the Portfolio Manager of the Fund since 2003. He has been a Portfolio Manager at Neuberger Berman Management LLC since 2000, with responsibility for other mutual funds advised by the Manager.

53

Neuberger Berman Large Cap Disciplined Growth Fund

Daniel D. Rosenblatt is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Rosenblatt joined the firms in 1990 and has been a Portfolio Manager of the Fund since 2007.

John J. Barker is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Barker joined the firms in 1994 and has been a Portfolio Manager of the Fund since 2007.

Daniel J. Fletcher, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Fletcher joined the firms in 2004 and has been a Portfolio Manager of the Fund since 2007.

Lawrence K. Fisher is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Fisher has been a Portfolio Manager of the Fund since 2008, and he joined Neuberger Berman in 1998.

Neuberger Berman Mid Cap Growth Fund

Kenneth J. Turek is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Turek has managed the Fund since 2003.

Neuberger Berman Partners Fund

S. Basu Mullick is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has managed the Fund since 1998.

Neuberger Berman Regency Fund

S. Basu Mullick is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has managed the Fund since 2005 and has been a fund manager at Neuberger Berman Management LLC since 1998. He previously co-managed the Fund from its inception in 1999 to 2000.

Neuberger Berman Small Cap Growth Fund

David H. Burshtan is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. Mr. Burshtan has managed the Fund since 2003.

Neuberger Berman Socially Responsive Fund

Arthur Moretti, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He joined each firm and has been co-manager of the Fund since 2001.

Ingrid S. Dyott is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. She has been co-manager of the Fund since 2003 and before that was an Associate Manager of the Fund since 1997.

Sajjad S. Ladiwala, CFA, is a Managing Director of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been an Associate Manager of the Fund since 2003.

Mamundi Subhas, CFA, is a Senior Vice President of Neuberger Berman Management LLC and Neuberger Berman LLC. He has been an Associate Manager of the Fund since 2008. He joined the firm in 2001.

54

Financial Highlights
Neuberger Berman Focus Fund — Investor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	37.21	34.30	32.79	24.78	16.59
Plus:	Income from investment operations
	Net investment income (loss)	0.13	0.15	0.15	0.14	0.11
	Net gains (losses) — realized and unrealized	2.24	3.33	(2.09)	(6.00)	(0.50)
	Subtotal: income from investment operations	2.37	3.48	(1.94)	(5.86)	(0.39)
Minus:	Distributions to shareholders
	Income dividends	0.24	0.15	0.16	0.14	0.13
	Capital gain distributions	5.04	4.84	5.91	2.19	—
	Subtotal: distributions to shareholders	5.28	4.99	6.07	2.33	0.13
Equals:	Share price (NAV) at end of year	34.30	32.79	24.78	16.59	16.07
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses — actual		0.87	0.87	0.88	0.99	0.97
Gross expenses		0.87(1)	0.87 (1)	0.89(1)	0.99(1)	0.97
Expenses(2)		0.88	0.88	0.89	0.99	0.97
Net investment income (loss) — actual		0.37	0.44	0.56	0.92	0.61
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)		7.00(3)	10.71(3)	(7.12)(3)	(21.06)(3)	(2.39)
Net assets at end of year (in millions of dollars)		1,093.1	1,018.6	795.6	540.9	478.8
Portfolio turnover rate (%)		41	53	90	89	89

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not waived a portion of investment management fees.

55

Financial Highlights
Neuberger Berman Genesis Fund — Investor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	34.03	34.92	37.55	34.95	24.39
Plus:	Income from investment operations
	Net investment income (loss)	(0.05)	0.18	(0.07)	(0.01)	(0.03)
	Net gains (losses) — realized and unrealized	1.71	5.58	3.53	(9.23)	2.08
	Subtotal: income from investment operations	1.66	5.76	3.46	(9.24)	2.05
Minus:	Distributions to shareholders
	Income dividends	—	0.46	0.16	—	—
	Capital gain distributions	0.77	2.67	5.90	1.32	—
	Subtotal: distributions to shareholders	0.77	3.13	6.06	1.32	—
Equals:	Share price (NAV) at end of year	34.92	37.55	34.95	24.39	26.44
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses — actual		1.02	1.02	1.02	1.08	1.06
Gross expenses		1.02(1)	1.03 (1)	1.03(1)	1.08(1)	1.06
Expenses(2)		1.02	1.03	1.03	1.08	1.06
Net investment income (loss) — actual		(0.15)	0.51	(0.20)	(0.04)	(0.11)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)		4.89(3)	17.51(3)	10.18(3)	(25.72)(3)	8.41
Net assets at end of year (in millions of dollars)		1,901.1	1,997.2	2,386.8	1,626.8	1,773.6
Portfolio turnover rate (%)		19	25	18	12	16

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not waived a portion of investment management fees.

56

Financial Highlights
Neuberger Berman Guardian Fund — Investor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	17.52	18.64	19.89	16.58	11.15
Plus:	Income from investment operations
	Net investment income	0.08	0.14	0.11	0.07	0.05
	Net gains (losses) — realized and unrealized	1.16	2.49	(1.05)	(4.15)	0.84
	Subtotal: income from investment operations	1.24	2.63	(0.94)	(4.08)	0.89
Minus:	Distributions to shareholders
	Income dividends	0.12	0.07	0.13	0.05	0.06
	Capital gain distributions	—	1.31	2.24	1.30	—
	Subtotal: distributions to shareholders	0.12	1.38	2.37	1.35	0.06
Equals:	Share price (NAV) at end of year	18.64	19.89	16.58	11.15	11.98
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.
Net expenses — actual		0.88	0.87	0.88	0.97	0.95
Gross expenses		0.88(1)	0.87(1)	0.89(1)	0.97(1)	0.95
Expenses(2)		0.89	0.88	0.89	0.97	0.95
Net investment income — actual		0.47	0.69	0.59	0.67	0.40
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)		7.09(3)	14.48(3)	(5.38)(3)	(22.65) (3)	7.99
Net assets at end of year (in millions of dollars)		1,417.0	1,441.6	1,252.9	875.5	869.2
Portfolio turnover rate (%)		34	20	42	29	36

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not waived a portion of investment management fees.

57

Financial Highlights
Neuberger Berman International Fund — Investor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	21.01	24.23	25.68	17.64	13.58
Plus:	Income from investment operations
	Net investment income	0.28	0.26	0.38	0.16	0.13
	Net gains (losses) — realized and unrealized	3.81	3.81	(4.26)	(3.86)	0.99
	Subtotal: income from investment operations	4.09	4.07	(3.88)	(3.70)	1.12
	Redemption fees	0.01	0.00	0.00	0.00	0.00
Minus:	Distributions to shareholders
	Income dividends	0.13	0.29	0.80	0.36	0.14
	Capital gain distributions	0.75	2.33	3.36	—	—
	Tax return of capital	—	—	—	—	0.05
	Subtotal: distributions to shareholders	0.88	2.62	4.16	0.36	0.19
Equals:	Share price (NAV) at end of year	24.23	25.68	17.64	13.58	14.51
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.25	1.23	1.25	1.40	1.40
Gross expenses(1)		1.25	1.24	1.26	1.40	1.41
Expenses(2)		1.26	1.25	1.26	1.40	1.40
Net investment income (loss) — actual		1.19	1.02	1.80	1.38	0.93
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		20.07	17.44	(17.11)	(20.42)	8.26
Net assets at end of year (in millions of dollars)		921.4	690.6	405.2	208.8	172.5
Portfolio turnover rate (%)		48	42	53	81	61

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower/higher if Neuberger Berman Management LLC had not reimbursed/recouped certain expenses and/or waived a portion of investment management fees.

58

Financial Highlights
Neuberger Berman Large Cap Disciplined Growth Fund — Investor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	6.22	6.52	7.45	7.39	6.04
Plus:	Income from investment operations
	Net investment income (loss)	(0.02)	(0.00)	(0.00)	0.02	0.02
	Net gains (losses) — realized and unrealized	0.33	0.93	(0.06)	(1.37)	0.12
	Subtotal: income from investment operations	0.31	0.93	(0.06)	(1.35)	0.14
Minus:	Distributions to shareholders
	Income dividends	0.01	—	—	—	0.00
	Subtotal: distributions to shareholders	0.01	—	—	—	0.00
Equals:	Share price (NAV) at end of year	6.52	7.45	7.39	6.04	6.18
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.49	1.50	1.50	1.34	1.11
Gross expenses(1)		2.51	2.44	2.53	2.50	1.23
Expenses(2)		1.51	1.51	1.51	1.34	1.11
Net investment income (loss) — actual		(0.27)	(0.02)	(0.00)	0.40	0.29
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		4.92	14.26	(0.81)	(18.27)	2.37
Net assets at end of year (in millions of dollars)		10.4	10.0	11.9	11.7	11.4
Portfolio turnover rate (%)		64	46	167	132	104

All figures have been audited by Tait, Weller, & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

59

Financial Highlights
Neuberger Berman Mid Cap Growth Fund — Investor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	7.45	8.17	10.54	9.53	7.43
Plus:	Income from investment operations
	Net investment income (loss)	(0.03)	(0.03)	(0.05)	(0.02)	(0.05)
	Net gains (losses) — realized and unrealized	0.75	2.40	(0.96)	(2.08)	1.05
	Subtotal: income from investment operations	0.72	2.37	(1.01)	(2.10)	1.00
Equals:	Share price (NAV) at end of year	8.17	10.54	9.53	7.43	8.43
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.04	1.02	1.01	1.11	1.07
Gross Expenses		1.04(1)	1.02(1)	1.01(1)	1.11(1)	1.07
Expenses(2)		1.05	1.03	1.01	1.11	1.07
Net investment income (loss) — actual		(0.36)	(0.33)	(0.49)	(0.28)	(0.55)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)		9.66(3)	29.01(3)	(9.58)(3)	(22.04)(3)	13.46
Net assets at end of year (in millions of dollars)		356.7	446.3	396.7	280.9	288.0
Portfolio turnover rate (%)		45	49	70	69	70

All figures have been audited by Tait, Weller, & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

60

Financial Highlights
Neuberger Berman Partners Fund — Investor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	28.62	28.71	32.10	28.90	21.67
Plus:	Income from investment operations
	Net investment income	0.24	0.14	0.13	0.15	0.04
	Net gains (losses) — realized and unrealized	1.43	3.96	(2.01)	(7.04)	0.45
	Subtotal: income from investment operations	1.67	4.10	(1.88)	(6.89)	0.49
Minus:	Distributions to shareholders
	Income dividends	0.27	0.20	0.12	0.09	0.13
	Capital gain distributions	1.31	0.51	1.20	0.25	—
	Subtotal: distributions to shareholders	1.58	0.71	1.32	0.34	0.13
Equals:	Share price (NAV) at end of year	28.71	32.10	28.90	21.67	22.03
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.
Net expenses — actual		0.82	0.80	0.80	0.89	0.85
Gross expenses		0.82(1)	0.80(1)	0.80(1)	0.89(1)	0.85
Expenses(2)		0.82	0.81	0.81	0.89	0.85
Net investment income — actual		0.84	0.44	0.42	0.85	0.19
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)		5.87(3)	14.33(3)	(6.22)(3)	(23.27)(3)	2.21
Net assets at end of year (in millions of dollars)		2,106.7	2,267.6	2,193.1	1,337.2	1,189.1
Portfolio turnover rate (%)		33	47	41	35	42

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not waived a portion of investment management fees.

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Financial Highlights
Neuberger Berman Regency Fund — Investor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	17.37	16.52	18.65	15.02	11.07
Plus:	Income from investment operations
	Net investment income (loss)	0.13	0.13	0.07	0.07	0.01
	Net gains (losses) — realized and unrealized	0.39	2.19	(1.75)	(3.47)	1.26
	Subtotal: income from investment operations	0.52	2.32	(1.68)	(3.40)	1.27
Minus:	Distributions to shareholders
	Income dividends	0.06	0.10	0.14	0.00	0.08
	Capital gain distributions	1.31	0.09	1.81	0.55	—
	Subtotal: distributions to shareholders	1.37	0.19	1.95	0.55	0.08
Equals:	Share price (NAV) at end of year	16.52	18.65	15.02	11.07	12.26
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.11	1.08	1.11	1.36	1.22
Gross expenses(1)		1.12	1.08	1.12	1.37	1.24
Expenses(2)		1.12	1.09	1.13	1.36	1.22
Net investment income (loss) — actual		0.75	0.72	0.43	0.78	0.10
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		2.94	14.10	(9.93)	(21.04)	11.51
Net assets at end of year (in millions of dollars)		111.1	99.9	79.1	43.8	55.9
Portfolio turnover rate (%)		52	80	60	51	51

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not waived a portion of investment management fees.

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Financial Highlights
Neuberger Berman Small Cap Growth Fund — Investor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	14.19	15.01	19.15	17.92	13.15
Plus:	Income from investment operations
	Net investment income (loss)	(0.19)	(0.18)	(0.18)	(0.11)	(0.13)
	Net gains (losses) — realized and unrealized	1.01	4.32	(1.05)	(4.66)	0.66
	Subtotal: income from investment operations	0.82	4.14	(1.23)	(4.77)	0.53
Equals:	Share price (NAV) at end of year	15.01	19.15	17.92	13.15	13.68
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.57	1.27	1.29	1.30	1.15
Gross expenses(1)		1.86	1.76	1.42	1.48	1.50
Expenses(2)		1.60	1.30	1.31	1.30	1.15
Net investment income (loss) — actual		(1.21)	(1.01)	(0.93)	(0.89)	(0.89)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		5.78	27.58	(6.42)	(26.62)	4.03
Net assets at end of year (in millions of dollars)		46.9	58.1	239.9	144.1	75.4
Portfolio turnover rate (%)		142	153	185	292	235

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(2)	Shows what this ratio would have been if there had been no expense offset arrangements.
(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

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Financial Highlights
Neuberger Berman Socially Responsive Fund — Investor Class

YEAR ENDED AUGUST 31,		2006	2007	2008	2009	2010
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	22.91	23.88	27.20	24.51	18.74
Plus:	Income from investment operations
	Net investment income	0.09	0.18	0.15	0.09	0.06
	Net gains (losses) — realized and unrealized	1.73	3.42	(1.85)	(5.52)	1.84
	Subtotal: income from investment operations	1.82	3.60	(1.70)	(5.43)	1.90
Minus:	Distributions to shareholders
	Income dividends	0.14	0.04	0.13	0.08	0.06
	Capital gain distributions	0.71	0.24	0.86	0.26	—
	Subtotal: distributions to shareholders	0.85	0.28	0.99	0.34	0.06
Equals:	Share price (NAV) at end of year	23.88	27.20	24.51	18.74	20.58
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses — actual		0.95	0.90	0.89	0.93	0.94
Expenses(1)		0.95	0.91	0.90	0.93	0.94
Net investment income — actual		0.39	0.66	0.57	0.51	0.27
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)		8.08	15.15	(6.49)	(21.83)	10.14
Net assets at end of year (in millions of dollars)		487.5	786.2	804.0	597.1	582.5
Portfolio turnover rate (%)		23	16	35	36	41

All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense offset arrangements.

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Your Investment

Share Prices

Because Investor Class shares of these Funds do not have a sales charge, the price you pay for each share of a Fund is the Fund’s net asset value per share. Unless a redemption fee is applied, the Funds pay you the full share price when you sell shares.

Of the Funds in this prospectus, only International Fund imposes a redemption fee on sales or exchanges of Fund shares held 60 days or less. If you own shares of this Fund, see “Redemption Fee” for more information on when a redemption fee would be charged to your account.

If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Funds are open for business every day the New York Stock Exchange (“Exchange”) is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. A Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

Each Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see “Maintaining Your Account” for information on placing orders). If you use an investment provider, you should check with it to find out by what time your order must be received so it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund’s share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

Share Price Calculations

The price of an Investor Class share of a Fund is the total value of that Fund’s assets attributable to its Investor Class shares minus its liabilities attributable to that class, divided by the total number of that Fund’s Investor Class shares outstanding. Because the value of a Fund’s securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the Funds use market prices. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable.

When a market price is not available or a Fund believes a reported market price for a security does not reflect the amount it would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by the Board of Trustees. A Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund’s net asset value calculation. A Fund may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that the foreign market closes and the time the Exchange closes. Significant events may include (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector or country, (3) natural disasters or armed conflicts affecting a country or region, or (4) significant domestic or foreign market fluctuations. The effect of using fair value pricing is that a Fund’s net asset value will be subject to the

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judgment of Neuberger Berman Management LLC, operating under procedures approved by the Board of Trustees, instead of being determined by market prices.

Privileges and Services

If you purchase Investor Class shares directly from Neuberger Berman Management LLC, you have access to the services listed below. If you purchase shares through an investment provider, consult that provider for information about investment services.

Systematic Investments. This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 or more a month. You choose the schedule and amount. Your investment money may come from an eligible money market fund outside the fund family or your bank account.

Systematic Withdrawals. This plan lets you arrange withdrawals of at least $100 from a fund in the fund family on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

Electronic Bank Transfers. When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

Internet Access. At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDfone®. Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.

Dollar-Cost Averaging

Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount — say, $100 a month — you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.

Distributions and Taxes

Distributions. Each Fund pays out to its shareholders any net investment income and net realized capital gains. Ordinarily, each Fund makes any distributions once a year (in December).

Unless you designate otherwise, your income and capital gain distributions from a Fund will be reinvested in additional Investor Class shares of that Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check or by electronic transfer to a designated bank account or invested in Investor Class shares of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application or contact a Fund in writing or by phone if you bought shares directly. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested in additional Investor Class shares of a Fund or paid to you in cash.

How distributions are taxed. Except for tax-advantaged retirement plans and accounts and other tax-exempt investors (collectively, “exempt investors”), all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

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Fund distributions to individual retirement accounts (“IRAs”), Roth IRAs, and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss (“dividends”) are generally taxed as ordinary income. However, a Fund’s dividends attributable to “qualified dividend income” (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares on which the dividends are paid.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum tax rate for individual shareholders. The tax treatment of capital gain distributions from a Fund depends on how long the Fund held the securities it sold that generated the gain, not when you bought your shares of the Fund or whether you reinvested your distributions.

How share transactions are taxed. When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

You should consult your tax professional as to the tax rates that will apply to distributions and share transactions in taxable years beginning on or after January 1, 2011. When the prospectus, dated December 17, 2010, was being prepared, certain of the tax rates discussed above were set to expire. In the absence of legislation extending these rates beyond December 31, 2010, beginning on January 1, 2011: (1) dividends attributable to qualified dividend income will no longer qualify for the 15% maximum federal income tax rate, but instead will be taxed as ordinary income, and (2) the maximum federal income tax rate for individual shareholders on long-term capital gain (whether from a capital gain distribution or a taxable disposition of your shares) will be 20%.

Taxes and You

The taxes you actually owe on Fund distributions and share transactions can vary with many factors, such as your marginal tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on Fund distributions and share transactions? One helpful tool is the tax statement that we or your investment provider typically sends you by February. It details the distributions you received during the past year and shows their tax status. This statement, or a separate statement from us or from your investment provider, covers your share transactions.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your professional should be able to help you answer any questions you may have.

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Backup Withholding

A Fund is required to withhold at the backup withholding rate from the money you are otherwise entitled to receive from its distributions and redemption proceeds (regardless of whether you realized a gain or loss) if you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the Fund. Withholding at that rate also is required from a Fund’s distributions to which you are otherwise entitled if you are such a shareholder and the Internal Revenue Service tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason.

In the case of a custodial account for a newborn, if a social security number has been applied for but is not available when you complete the account application, you may open the account without that number, if we receive (from you or from your investment provider) the custodian’s date of birth and social security number together with a copy of the request made to the Social Security Administration for the newborn’s social security number. However, we must receive the new number within 60 days or the account will be closed. For information on custodial accounts, call 800-877-9700. If you use an investment provider, consult it about opening a custodial account.

You must supply your signed taxpayer identification number form to your investment provider, and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

Buying Shares Before a Distribution

The money a Fund earns, either as income or as capital gains, is reflected in its share price until it distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional shares of the distributing class of the Fund or paid to shareholders in cash.

Because of this, if you buy shares just before a Fund makes a distribution, you will end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you are investing in a Fund through a tax-advantaged retirement plan or account or are otherwise an exempt investor, there are no tax consequences to you from distributions.

Maintaining Your Account

When you buy shares. Instructions for buying shares from Neuberger Berman Management LLC are under “Buying Shares.” See “Investment Providers” if you are buying shares through an investment provider. Whenever you make an initial investment in one of the Funds or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted. Purchase orders are deemed “accepted” when the Funds’ transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management LLC will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management LLC or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with one or more of the Funds, your order is deemed “accepted” on the date you preselected on your SIP application for the systematic investments to occur.

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Investor Class of each of Neuberger Berman Focus Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund is closed to new investors. Only certain investors are allowed to purchase Investor Class shares of such Funds, as follows:

■
Grandfathered Investors may purchase Investor Class shares of Neuberger Berman Focus Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund. “Grandfathered Investors” are investors in any fund in the Neuberger Berman family of funds who hold their shares directly with Neuberger Berman, who established accounts in Investor Class or Trust Class shares prior to March 1, 2008, and who have continuously maintained an account directly with Neuberger Berman since that date. Grandfathered Investors do not include any investment providers who have accounts with a Fund or shareholders who invest through such investment providers.

■
Investors who hold their shares in an account directly with Neuberger Berman, who held Investor Class shares of Neuberger Berman Large Cap Disciplined Growth Fund prior to April 3, 2009, or Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Small Cap Growth Fund or Neuberger Berman Socially Responsive Fund prior to June 15, 2009, or Neuberger Berman Focus Fund, Neuberger Berman Partners Fund or Neuberger Berman Regency Fund prior to July 26, 2010, or Neuberger Berman International Fund prior to December 20, 2010, and who have continuously maintained such account in Investor Class shares of such Fund, may continue to purchase Investor Class shares of that Fund. This does not include any investment providers who have accounts with a Fund or shareholders who invest through such investment providers, who are addressed below.

■
Investment providers who established accounts in Investor Class shares of Neuberger Berman Large Cap Disciplined Growth Fund prior to April 3, 2009, or Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Small Cap Growth Fund or Neuberger Berman Socially Responsive Fund prior to June 15, 2009, or Neuberger Berman Focus Fund, Neuberger Berman Partners Fund or Neuberger Berman Regency Fund prior to July 26, 2009, or Neuberger Berman International Fund prior to December 20, 2010, and who have continuously maintained such accounts in Investor Class shares of such Fund, may continue to purchase Investor Class shares of that Fund. Self-directed retail shareholders who hold their shares through an investment provider’s account with Neuberger Berman must maintain such account in Investor Class shares of such Fund with the same investment provider to continue to purchase Investor Class shares of such Fund.

Shareholders who, by virtue of an investment made through an investment provider, are permitted to invest in a class that is generally closed to new investors may have to continue to participate in the same program of fees and services at that investment provider to maintain their ability to purchase that class. Please check with your investment provider for more information.

When you sell shares. If you bought your shares from Neuberger Berman Management LLC, instructions for selling shares are under “Selling Shares.” See “Investment Providers” if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed “accepted” when the Funds’ transfer agent has received your order to sell.

If you sell or exchange shares of International Fund within 60 days or less of purchase, you may be charged a redemption fee (see “Redemption Fee”).

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see “Medallion Signature Guarantees”).

When selling shares in an account that you do not intend to close, remember to leave at least $1,000 worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when the Board of Trustees has determined that it is in the best interests of that Fund’s shareholders as a whole.

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Uncashed checks. We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. Checks will not be forwarded if the address of record is incorrect. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

Statements and confirmations. Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

When you exchange shares. You can move an investment from one fund to a comparable class of another fund in the fund family (or to an eligible money market fund outside the fund family) through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

■	both accounts must have the same registration

■	you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved

■	because an exchange is treated as a sale of the exchanged shares for tax purposes, consider any tax consequences before placing your order.

The exchange privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders. If you sell or exchange shares of International Fund within 60 days or less of purchase, you may be charged a redemption fee (see “Redemption Fee”).

In addition, Grandfathered Investors may exchange into Class A shares of a fund in the fund family without paying any applicable sales charges.

Placing orders by telephone. Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery. You may also use FUNDfone® or visit our website at www.nb.com.

Proceeds from the sale of shares. The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

■	in unusual circumstances where the law allows additional time if needed

■	if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Funds do not issue certificates for shares. If you have share certificates from prior purchases, the only way to redeem them is by sending in the certificates. If you lose a certificate, you will incur a fee before any transaction can be processed.

Other policies. Under certain circumstances, the Funds reserve the right to:

■	suspend the offering of shares

■	reject any exchange or purchase order

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■	suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

■	change, suspend, or revoke the exchange privilege

■	suspend the telephone order privilege

■	satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders

■	suspend or postpone your right to sell Fund shares on days when trading on the Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission (“SEC”)

■	change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

■	remain open and process orders to purchase or sell Fund shares when the Exchange is closed.

Medallion Signature Guarantees

You may need a Medallion signature guarantee when you sell shares of a Fund directly or through an investment provider. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account or to the instructions for distribution of proceeds. We reserve the right to require a Medallion signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

Investment Providers

The Investor Class shares available in this prospectus may also be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the Funds and by Neuberger Berman Management LLC. However, if you use an investment provider, most of the information you will need for managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.

If you use an investment provider, you must contact that provider to buy or sell shares of any of the Funds described in this prospectus.

Most investment providers allow you to take advantage of the fund exchange program, which is designed for moving an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares. In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus.

Additional Payments to Investment Providers

Neuberger Berman Management LLC and/or its affiliates pay additional compensation, out of their own resources and not as an expense of the Funds, to certain investment providers or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Fund shares. If your investment provider receives such payments, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Funds to you. If you have purchased shares of a Fund through an investment provider, please speak with your investment provider to learn more about any payments it receives from Neuberger Berman Management LLC and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made

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by your investment provider at the time of purchase. Any such payments by Neuberger Berman Management LLC or its affiliates will not change the net asset value or the price of a Fund’s shares. For more information, please see the Funds’ Statement of Additional Information.

Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

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If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through an investment provider should contact it for instructions.

Buying Shares

Method	Things to know	Instructions
Sending us a check
Your first investment must be at least $1,000

Additional investments can be as little as $100

We cannot accept cash, money orders, starter checks, cashier’s checks, travelers checks, or other cash equivalents

You will be responsible for any losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in order to cover these losses

All checks must be made out to “Neuberger Berman Funds”; we cannot accept checks made out to you or other parties and signed over to us

Fill out the application and enclose your check

If regular first-class mail, send to:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
Neuberger Berman Funds
c/o State Street Bank and Trust Company
30 Dan Road
Canton, MA 02021

Wiring money	All wires must be for at least $1,000
Before wiring any money, call 800-877-9700 for an order confirmation

Have your financial institution send your wire to State Street Bank and Trust Company

Include your name, the Fund name, your account number and other information as requested

Exchanging from another fund
All exchanges must be for at least $1,000

Both accounts involved must be registered in the same name, address and taxpayer ID number

An exchange order cannot be cancelled or changed once it has been placed
Call 800-877-9700 to place your order To place an order using FUNDfone®, call 800-335-9366 or through www.nb.com
By telephone
We do not accept phone orders for a first investment

Additional investments must be for at least $1,000

Additional shares will be purchased when your order is accepted

Not available on retirement accounts

Call 800-877-9700 to notify us of your purchase

Immediately follow up with a wire or electronic transfer

To add shares to an existing account using FUNDfone®, call 800-335-9366 or you can use www.nb.com

Setting up systematic investments	All investments must be at least $100	Call 800-877-9700 for instructions

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Selling Shares

Method	Things to know	Instructions
Sending us a letter
Unless you instruct us otherwise, we will mail your proceeds by check to the address of record, payable to the registered owner(s); checks will not be forwarded

If you have designated a bank account on your application, you can request that we wire the proceeds to this account; if the total balance of all of your Neuberger Berman fund accounts is less than $200,000, you will be charged an $8.00 wire fee

You can also request that we send the proceeds to your designated bank account by electronic transfer (ACH) without a fee

You may need a Medallion signature guarantee

Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you

Send us a letter requesting us to sell shares signed by all registered owners; include your name, account number, the Fund name, the dollar amount or number of shares you want to sell, and any other instructions

If regular first-class mail, send to:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
Neuberger Berman Funds
c/o State Street Bank and Trust Company
30 Dan Road
Canton, MA 02021

Sending us a fax	For amounts of up to $50,000 Not available if you have changed the address on the account in the past 15 days	Write a request to sell shares as described above Call 800-877-9700 to obtain the appropriate fax number
Calling in your order

All phone orders to sell shares must be for at least $1,000 unless you are closing out an account

Not available if you have declined the phone option or are selling shares in certain retirement accounts (The only exception is for those retirement shareholders who are at least 59 ½ or older and have their birthdates on file)

Not available if you have changed the address on the account in the past 15 days

Call 800-877-9700 to place your order

Give your name, account number, the Fund name, the dollar amount or number of shares you want to sell, and any other instructions

To place an order using FUNDfone®, call 800-335-9366 or visit www.nb.com

Exchanging into another fund	All exchanges must be for at least $1,000 Both accounts must be registered in the same name, address and taxpayer ID number An exchange order cannot be cancelled or changed once it has been placed	Call 800-877-9700 to place your order To place an order using FUNDfone®, call 800-335-9366 or visit www.nb.com
Setting up systematic withdrawals	For accounts with at least $5,000 worth of shares in them Withdrawals must be at least $100	Call 800-877-9700 for instructions
Redemption Fee	International Fund charges a 2.00% redemption fee on shares redeemed or exchanged for shares of another fund within 60 days or less of purchase	See section entitled “Redemption Fee” or call 800-877-9700 for more information

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Retirement Accounts and Plans

We offer investors a number of tax-advantaged accounts and plans for retirement saving:

Traditional IRAs allow money to grow tax-deferred until you take it out, usually at or after retirement. Contributions are deductible for some investors, but even when they are not, an IRA can be beneficial.

Roth IRAs offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE-IRA, Keogh, and other types of plans. Coverdell Education Savings Accounts (formerly Education IRAs), though not for retirement savings, also are available. Consult your tax professional to find out which types of accounts or plans may be beneficial for you. Call 800-877-9700 for information on any Neuberger Berman retirement account or plan.

Internet Connection

Investors with Internet access can enjoy many valuable and time-saving features by visiting us at www.nb.com.

The site offers more complete information on our funds, including current performance data, portfolio manager interviews, tax information plus educational articles, news and analysis. You can tailor the site so it serves up information that is most relevant to you.

As a fund shareholder, you can use the web site to access account information and even make secure transactions — 24 hours a day. You can also receive Fund documents such as prospectuses and financial reports as well as your statements electronically via NB DeliverE®. If you want further information, please call 800-877-9700.

Redemption Fee

If you sell your shares of International Fund or exchange them for shares of another fund within 60 days of your purchase, you will be charged a fee of 2.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a “first-in, first-out” method to determine how long you have held your Fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We may not impose the redemption fee on a redemption or an exchange of:

shares acquired by reinvestment of dividends or other distributions of the Fund;

shares held in an account of certain retirement plans;

shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or

shares held in certain rebalancing and asset allocation programs.

You should contact your investment provider to determine whether it imposes a redemption fee or otherwise has a policy in place to deter short-term trading. From time to time, as circumstances change, we may modify or eliminate certain exemption categories.

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Market Timing Policy

Frequent purchases, exchanges and redemptions of Fund shares (“market-timing activities”) can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

To further discourage excessive trading, if a shareholder sells shares of International Fund or exchanges them for shares of another fund within 60 days of purchase, the shareholder will be charged a fee of 2.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs, and is imposed uniformly on all applicable shareholders, with only a few exceptions. The Fund may not impose the fee on a redemption or exchange of: shares acquired by reinvestment of dividends or other distributions of the Fund; shares held in an account of certain retirement plans; shares purchased through other investment providers, if that provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or shares held in certain rebalancing and asset allocation programs.

Neuberger Berman Management LLC applies the Funds’ policies and procedures with respect to market-timing activities by monitoring trading activity in the Funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Funds make efforts to monitor for market-timing activities, the ability of the Funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Funds will be able to eliminate all market-timing activities.

Portfolio Holdings Policy

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

The complete portfolio holdings for each Fund are available at www.nb.com/holdings. The complete portfolio holdings for each Fund (except Genesis Fund) are generally posted 15-30 days after month-end. The complete portfolio holdings for Genesis Fund are generally posted 15-30 days after the end of each calendar quarter.

Each Fund’s (except Genesis Fund’s) complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted. Genesis Fund’s complete portfolio holdings will remain available at this website until the subsequent quarter-end holdings have been posted. Complete portfolio holdings for the Funds will also be available in reports on Form N-Q and Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

Fund Structure

Each Fund uses a “multiple class” structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Investor Class shares of the Funds.

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NEUBERGER BERMAN EQUITY FUNDS

Investor Class Shares

If you would like further details on these Funds, you can request a free copy of the following documents:

Shareholder Reports. The shareholder reports offer information about each Fund, including:
■	a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund’s performance during the last fiscal year
■	Fund performance data and financial statements
■	portfolio holdings.

Statement of Additional Information (SAI). The SAI contains more comprehensive information on each Fund, including:
■	various types of securities and practices, and their risks
■	investment limitations and additional policies
■	information about the Fund's management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management LLC
Sub-adviser: Neuberger Berman LLC

Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
877-628-2583
Web site: www.nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section,100 F Street, N.E., Washington, D.C. 20549-1520. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-551-8090 for information about the operation of the Public Reference Room.

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman Group LLC. “Neuberger Berman Management LLC” and the individual Fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management LLC. ©2010 Neuberger Berman Management LLC. All rights reserved.

SEC file number 811-00582
A0088 07/11